UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:       811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices) (zip code)

B. Reuben Auspitz      290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: SCHEDULE OF INVESTMENTS

Investment Portfolio - January 31, 2013

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS - 97.7%
Consumer Discretionary - 17.1%
Hotels, Restaurants & Leisure - 2.0%
BJ’s Restaurants, Inc.*	271,490	$8,679,535
Carnival Corp.	412,080	15,955,738

		24,635,273

Household Durables - 1.2%
DR Horton, Inc.	162,490	3,844,513
Lennar Corp. - Class A	82,600	3,431,204
NVR, Inc.*	3,360	3,459,658
Toll Brothers, Inc.*	98,580	3,691,821

		14,427,196

Internet & Catalog Retail - 1.5%
Amazon.com, Inc.*	45,810	12,162,555
HomeAway, Inc.*	281,950	6,758,341

		18,920,896

Media - 10.9%
AMC Networks, Inc. - Class A*	351,770	20,040,337
DIRECTV*	477,800	24,434,692
The McGraw-Hill Companies, Inc.	220,140	12,662,453
News Corp. - Class A	480,960	13,341,830
Time Warner, Inc.	402,260	20,322,175
Viacom, Inc. - Class B	323,900	19,547,365
The Walt Disney Co.	489,400	26,368,872

		136,717,724

Specialty Retail - 1.5%
Dick’s Sporting Goods, Inc.	266,590	12,687,018
Tiffany & Co.	102,080	6,711,760

		19,398,778

Total Consumer Discretionary		214,099,867

Consumer Staples - 6.8%
Beverages - 1.5%
The Coca-Cola Co.	511,590	19,051,612

Food Products - 5.3%
Kraft Foods Group, Inc.	260,590	12,044,470
Mead Johnson Nutrition Co.	227,530	17,292,280
Mondelez International, Inc. - Class A	736,200	20,458,998
Tyson Foods, Inc. - Class A	719,820	15,922,418

		65,718,166

Total Consumer Staples		84,769,778

1

Investment Portfolio - January 31, 2013

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Energy - 16.2%
Energy Equipment & Services - 8.4%
Baker Hughes, Inc.	1,021,550	$45,683,716
Cameron International Corp.*	510,080	32,293,165
Weatherford International Ltd. - ADR*	1,974,140	26,354,769

		104,331,650

Oil, Gas & Consumable Fuels - 7.8%
Apache Corp.	79,990	6,699,962
Chesapeake Energy Corp.	373,280	7,532,790
EOG Resources, Inc.	99,830	12,476,753
Hess Corp.	863,560	57,996,690
Range Resources Corp.	190,350	12,785,809

		97,492,004

Total Energy		201,823,654

Financials - 6.0%
Consumer Finance - 2.5%
American Express Co.	209,900	12,344,219
Discover Financial Services	490,830	18,842,964

		31,187,183

Diversified Financial Services - 1.9%
Moody’s Corp.	365,190	20,019,716
MSCI, Inc.*	120,774	4,074,915

		24,094,631

Real Estate Investment Trusts (REITS) - 1.6%
Alexandria Real Estate Equities, Inc.	53,680	3,891,800
BioMed Realty Trust, Inc.	194,380	3,955,633
Corporate Office Properties Trust	151,150	3,999,429
Digital Realty Trust, Inc.	56,010	3,803,639
DuPont Fabros Technology, Inc.	153,200	3,621,648

		19,272,149

Total Financials		74,553,963

Health Care - 14.5%
Biotechnology - 1.0%
Myriad Genetics, Inc.*	453,400	12,269,004

Health Care Equipment & Supplies - 6.9%
Alere, Inc.*	1,857,270	39,485,560
Becton, Dickinson and Co.	367,860	30,914,954
Volcano Corp.*	637,820	15,971,013

		86,371,527

2

Investment Portfolio - January 31, 2013

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Health Care Providers & Services - 0.9%
Universal Health Services, Inc. - Class B	193,720	$10,972,301

Health Care Technology - 2.0%
Cerner Corp.*	306,980	25,341,199

Life Sciences Tools & Services - 1.0%
Waters Corp.*	136,990	12,544,174

Pharmaceuticals - 2.7%
Johnson & Johnson	462,680	34,201,306

Total Health Care		181,699,511

Industrials - 8.3%
Airlines - 3.2%
Southwest Airlines Co.	1,782,880	19,986,085
Spirit Airlines, Inc.*	715,560	13,874,708
US Airways Group, Inc.*	469,270	6,701,176

		40,561,969

Machinery - 3.0%
Joy Global, Inc.	395,910	25,009,635
Pall Corp.	183,230	12,514,609

		37,524,244

Professional Services - 0.6%
Manpower, Inc.	149,940	7,721,910

Trading Companies & Distributors - 1.5%
Fastenal Co.	366,390	18,202,255

Total Industrials		104,010,378

Information Technology - 22.1%
Communications Equipment - 7.6%
Juniper Networks, Inc.*	1,831,130	40,980,689
Qualcomm, Inc.	391,890	25,876,497
Riverbed Technology, Inc.*	1,461,830	28,359,502

		95,216,688

Computers & Peripherals - 3.3%
EMC Corp.*	1,672,640	41,163,670

Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp. - Class A	189,480	12,803,164

Internet Software & Services - 4.3%
Facebook, Inc. - Class A*	198,660	6,152,500
Google, Inc. - Class A*	50,260	37,980,979
LinkedIn Corp. - Class A*	78,730	9,745,987

		53,879,466

3

Investment Portfolio - January 31, 2013

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
IT Services - 2.2%
VeriFone Systems, Inc.*	369,290	$12,821,749
The Western Union Co.	1,048,630	14,922,005

		27,743,754

Software - 3.6%
Autodesk, Inc.*	413,910	16,092,821
Electronic Arts, Inc.*	1,840,730	28,954,683

		45,047,504

Total Information Technology		275,854,246

Materials - 6.7%
Chemicals - 5.1%
Air Products & Chemicals, Inc.	115,430	10,092,045
Monsanto Co.	337,170	34,172,180
Sigma-Aldrich Corp.	246,950	19,096,643

		63,360,868

Metals & Mining - 1.6%
Alcoa, Inc.	2,329,640	20,594,018

Total Materials		83,954,886

TOTAL COMMON STOCKS (Identified Cost $1,087,797,262)		1,220,766,283

SHORT-TERM INVESTMENT - 2.4%
Dreyfus Cash Management, Inc. - Institutional Shares[1], 0.05% (Identified Cost $30,474,036)	30,474,036	30,474,036

TOTAL INVESTMENTS - 100.1% (Identified Cost $1,118,271,298)		1,251,240,319
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(1,658,070)

NET ASSETS - 100%		$1,249,582,249

ADR - American Depository Receipt

*Non-income producing security

1 Rate shown is the current yield as of January 31, 2013.

4

Investment Portfolio - January 31, 2013

(unaudited)

Federal Tax Information:

On January 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,131,304,547
Unrealized appreciation	159,733,014
Unrealized depreciation	(39,797,242)

Net unrealized appreciation	$119,935,772

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$214,099,867	$214,099,867	$—	$—
Consumer Staples	84,769,778	84,769,778	—	—
Energy	201,823,654	201,823,654	—	—
Financials	74,553,963	74,553,963	—	—
Health Care	181,699,511	181,699,511	—	—
Industrials	104,010,378	104,010,378	—	—
Information Technology	275,854,246	275,854,246	—	—
Materials	83,954,886	83,954,886	—	—
Mutual fund	30,474,036	30,474,036	—	—

Total assets	$1,251,240,319	$1,251,240,319	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2012 or January 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - January 31, 2013

(unaudited)

DIVIDEND FOCUS SERIES	SHARES	VALUE

COMMON STOCKS - 97.7%
Consumer Discretionary - 7.0%
Auto Components - 0.2%
Magna International, Inc. (Canada)	4,245	$221,801

Distributors - 0.2%
Genuine Parts Co.	4,116	280,011

Hotels, Restaurants & Leisure - 1.9%
McDonald’s Corp.	28,369	2,703,282

Leisure Equipment & Products - 0.2%
Mattel, Inc.	9,172	345,142

Media - 1.6%
The McGraw-Hill Companies, Inc.	7,629	438,820
Omnicom Group, Inc.	6,326	343,375
Pearson plc - ADR (United Kingdom)	20,334	385,939
Thomson Reuters Corp. (Canada)	23,710	726,474
Viacom, Inc. - Class B	6,479	391,008

		2,285,616

Multiline Retail - 0.7%
Kohl’s Corp.	4,593	212,610
Target Corp.	13,060	788,955

		1,001,565

Specialty Retail - 2.2%
The Home Depot, Inc.	39,096	2,616,304
Limited Brands, Inc.	7,811	375,084
Staples, Inc.	14,080	189,798

		3,181,186

Total Consumer Discretionary		10,018,603

Consumer Staples - 20.1%
Beverages - 5.5%
The Coca-Cola Co.	122,865	4,575,493
PepsiCo, Inc.	44,055	3,209,407

		7,784,900

Food & Staples Retailing - 4.1%
Sysco Corp.	15,952	506,795
Walgreen Co.	11,579	462,697
Wal-Mart Stores, Inc.	69,681	4,874,186

		5,843,678

Food Products - 2.5%
Archer-Daniels-Midland Co.	13,032	371,803
Campbell Soup Co.	8,729	320,442
ConAgra Foods, Inc.	7,749	253,315

1

Investment Portfolio - January 31, 2013

(unaudited)

DIVIDEND FOCUS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Food Products (continued)
General Mills, Inc.	17,236	$722,878
H.J. Heinz Co.	8,147	493,953
The Hershey Co.	5,900	468,755
Hillshire Brands Co.	3,088	95,666
The J.M. Smucker Co.	3,155	279,628
Kellogg Co.	9,692	566,982

		3,573,422

Household Products - 4.5%
Colgate-Palmolive Co.	10,486	1,125,882
Kimberly-Clark Corp.	10,686	956,504
The Procter & Gamble Co.	57,656	4,333,425

		6,415,811

Personal Products - 0.1%
Avon Products, Inc.	8,854	150,341

Tobacco - 3.4%
Lorillard, Inc.	11,154	435,787
Philip Morris International, Inc.	50,313	4,435,594

		4,871,381

Total Consumer Staples		28,639,533

Energy - 16.2%
Oil, Gas & Consumable Fuels - 16.2%
BP plc - ADR (United Kingdom)	61,892	2,755,432
Chevron Corp.	46,475	5,351,596
ConocoPhillips	34,591	2,006,278
Exxon Mobil Corp.	59,066	5,314,168
Marathon Oil Corp.	9,483	318,724
Occidental Petroleum Corp.	10,748	948,726
Phillips 66	17,229	1,043,560
Royal Dutch Shell plc - ADR (Netherlands)	40,642	2,866,074
Sasol Ltd. - ADR (South Africa)	16,052	693,928
Statoil ASA - ADR (Norway)	69,178	1,835,292

Total Energy		23,133,778

Financials - 0.4%
Insurance - 0.4%
Marsh & McLennan Companies, Inc.	14,859	527,197

Health Care - 24.1%
Biotechnology - 0.6%
Amgen, Inc.	9,460	808,452

2

Investment Portfolio - January 31, 2013

(unaudited)

DIVIDEND FOCUS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Health Care Equipment & Supplies - 1.4%
Baxter International, Inc.	12,508	$848,543
Becton, Dickinson and Co.	4,669	392,383
Medtronic, Inc.	18,051	841,177

		2,082,103

Health Care Providers & Services - 0.2%
Cardinal Health, Inc.	6,659	291,731

Pharmaceuticals - 21.9%
Abbott Laboratories	40,261	1,364,043
AbbVie, Inc.	39,451	1,447,457
AstraZeneca plc - ADR (United Kingdom)	36,144	1,741,418
Bristol-Myers Squibb Co.	44,858	1,621,168
Eli Lilly & Co.	31,957	1,715,771
GlaxoSmithKline plc - ADR (United Kingdom)	71,149	3,245,106
Johnson & Johnson	73,515	5,434,229
Merck & Co., Inc.	77,690	3,360,093
Novartis AG - ADR (Switzerland)	50,412	3,418,942
Pfizer, Inc.	201,063	5,484,999
Sanofi - ADR (France)	50,165	2,442,032

		31,275,258

Total Health Care		34,457,544

Industrials - 12.8%
Aerospace & Defense - 3.9%
The Boeing Co.	14,191	1,048,289
General Dynamics Corp.	7,668	508,388
Honeywell International, Inc.	17,985	1,227,296
Northrop Grumman Corp.	6,772	440,451
Raytheon Co.	8,180	430,922
United Technologies Corp.	21,411	1,874,961

		5,530,307

Air Freight & Logistics - 1.0%
United Parcel Service, Inc. - Class B	17,840	1,414,534

Commercial Services & Supplies - 0.3%
Waste Management, Inc.	13,375	486,583

Electrical Equipment - 1.7%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	55,540	1,189,111
Emerson Electric Co.	20,408	1,168,358

		2,357,469

Industrial Conglomerates - 3.4%
3M Co.	19,734	1,984,254

3

Investment Portfolio - January 31, 2013

(unaudited)

DIVIDEND FOCUS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Industrial Conglomerates (continued)
Koninklijke Philips Electronics N.V. - NY Shares (Netherlands)	28,002	$870,582
Siemens AG - ADR (Germany)	18,231	1,996,659

		4,851,495

Machinery - 1.5%
Deere & Co.	4,750	446,785
Dover Corp.	5,562	384,779
Eaton Corp. plc	6,048	344,434
Illinois Tool Works, Inc.	12,553	788,705
Stanley Black & Decker, Inc.	3,069	235,791

		2,200,494

Road & Rail - 1.0%
CSX Corp.	12,601	277,600
Norfolk Southern Corp.	6,449	444,143
Union Pacific Corp.	5,497	722,636

		1,444,379

Total Industrials		18,285,261

Information Technology - 9.2%
Communications Equipment - 0.7%
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	89,880	1,042,608

Computers & Peripherals - 0.4%
Hewlett-Packard Co.	30,103	497,000

Electronic Equipment, Instruments & Components - 0.4%
Corning, Inc.	20,827	249,924
TE Connectivity Ltd. - ADR (Switzerland)	8,490	330,091

		580,015

IT Services - 1.0%
Accenture plc - Class A	8,902	639,965
Automatic Data Processing, Inc.	13,231	784,466

		1,424,431

Office Electronics - 0.7%
Canon, Inc. - ADR (Japan)	28,533	1,043,452

Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	5,651	246,610
Applied Materials, Inc.	26,929	347,653
Intel Corp.	151,433	3,186,150
Linear Technology Corp.	6,677	244,512
Texas Instruments, Inc.	15,492	512,475

		4,537,400

4

Investment Portfolio - January 31, 2013

(unaudited)

DIVIDEND FOCUS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Software - 2.8%
Microsoft Corp.	145,494	$3,996,720

Total Information Technology		13,121,626

Materials - 5.9%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	4,059	354,878
The Dow Chemical Co.	14,647	471,633
E.I. du Pont de Nemours & Co.	25,261	1,198,634
PPG Industries, Inc.	3,879	534,798

		2,559,943

Metals & Mining - 3.9%
ArcelorMittal - NY Shares (Luxembourg)	21,166	363,209
BHP Billiton plc - ADR (United Kingdom)	56,252	3,861,137
Freeport-McMoRan Copper & Gold, Inc.	11,564	407,631
Southern Copper Corp.	16,824	662,697
Teck Resources Ltd. - Class B (Canada)	6,859	250,285

		5,544,959

Paper & Forest Products - 0.2%
International Paper Co.	7,791	322,703

Total Materials		8,427,605

Telecommunication Services - 1.2%
Wireless Telecommunication Services - 1.2%
Mobile Telesystems OJSC - ADR (Russia)	14,059	276,400
NTT DOCOMO, Inc. - ADR (Japan)	57,529	872,715
Rogers Communications, Inc. - Class B (Canada)	12,711	590,934

Total Telecommunication Services		1,740,049

Utilities - 0.8%
Electric Utilities - 0.3%
Cia Energetica de Minas Gerais (CEMIG) - ADR (Brazil)	16,725	183,641
Enersis S.A. - ADR (Chile)	15,272	300,095

		483,736

Multi-Utilities - 0.3%
Public Service Enterprise Group, Inc.	13,939	434,618

Water Utilities - 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo (SABESP) - ADR (Brazil)	5,884	261,897

Total Utilities		1,180,251

TOTAL COMMON STOCKS (Identified Cost $124,451,389)		139,531,447

5

Investment Portfolio - January 31, 2013

(unaudited)

DIVIDEND FOCUS SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 2.1%
Dreyfus Cash Management, Inc. - Institutional Shares[1], 0.05% (Identified Cost $2,949,743)	2,949,743	$2,949,743

TOTAL INVESTMENTS - 99.8% (Identified Cost $127,401,132)		142,481,190
OTHER ASSETS, LESS LIABILITIES - 0.2%		355,902

NET ASSETS - 100%		$142,837,092

ADR - American Depository Receipt

1Rate shown is the current yield as of January 31, 2013.

Federal Tax Information:

On January 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$127,495,630
Unrealized appreciation	16,542,316
Unrealized depreciation	(1,556,756)

Net unrealized appreciation	$14,985,560

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

Investment Portfolio - January 31, 2013

(unaudited)

The following is a summary of the valuation levels used for major security types as of January 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$10,018,603	$10,018,603	$—	$—
Consumer Staples	28,639,533	28,639,533	—	—
Energy	23,133,778	23,133,778	—	—
Financials	527,197	527,197	—	—
Health Care	34,457,544	34,457,544	—	—
Industrials	18,285,261	18,285,261	—	—
Information Technology	13,121,626	13,121,626	—	—
Materials	8,427,605	8,427,605	—	—
Telecommunication Services	1,740,049	1,740,049	—	—
Utilities	1,180,251	1,180,251	—	—
Mutual fund	2,949,743	2,949,743	—	—

Total assets	$142,481,190	$142,481,190	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2012 or January 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

7

Investment Portfolio - January 31, 2013

(unaudited)

TAX MANAGED SERIES	SHARES	VALUE

COMMON STOCKS - 92.7%
Consumer Discretionary - 17.3%
Automobiles - 0.6%
Toyota Motor Corp. - ADR (Japan)	1,860	$177,388

Hotels, Restaurants & Leisure - 2.6%
Accor S.A. (France)[1]	4,240	165,507
Carnival Corp.	15,460	598,611

		764,118

Internet & Catalog Retail - 1.1%
Amazon.com, Inc.*	1,260	334,530

Media - 11.5%
AMC Networks, Inc. - Class A*	7,020	399,929
DIRECTV*	13,340	682,208
The McGraw-Hill Companies, Inc.	6,340	364,677
News Corp. - Class A	8,300	230,242
Time Warner, Inc.	7,200	363,744
Viacom, Inc. - Class B	8,190	494,267
Virgin Media, Inc. - ADR (United Kingdom)	11,110	437,623
The Walt Disney Co.	7,050	379,854

		3,352,544

Specialty Retail - 1.5%
Dick’s Sporting Goods, Inc.	4,950	235,571
Tiffany & Co.	3,010	197,907

		433,478

Total Consumer Discretionary		5,062,058

Consumer Staples - 6.5%
Beverages - 1.1%
Anheuser-Busch InBev N.V. (Belgium)[1]	3,790	333,475

Food & Staples Retailing - 0.3%
Koninklijke Ahold N.V. (Netherlands)[1]	5,370	78,909

Food Products - 5.1%
Danone S.A. (France)[1]	5,400	374,229
Kraft Foods Group, Inc.	4,950	228,789
Nestle S.A. (Switzerland)[1]	2,240	157,287
Tyson Foods, Inc. - Class A	15,770	348,832
Unilever plc - ADR (United Kingdom)	9,250	376,383

		1,485,520

Total Consumer Staples		1,897,904

Energy - 13.8%
Energy Equipment & Services - 6.5%
Baker Hughes, Inc.	11,450	512,044
Cameron International Corp.*	9,690	613,474

1

Investment Portfolio - January 31, 2013

(unaudited)

TAX MANAGED SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Energy (continued)
Energy Equipment & Services (continued)
Schlumberger Ltd.	6,090	$475,325
Weatherford International Ltd. - ADR*	22,940	306,249

		1,907,092

Oil, Gas & Consumable Fuels - 7.3%
Apache Corp.	1,410	118,102
Chesapeake Energy Corp.	7,390	149,130
Encana Corp. (Canada)	7,890	152,750
EOG Resources, Inc.	3,050	381,189
Hess Corp.	14,920	1,002,027
Petroleo Brasileiro S.A. - ADR (Brazil)	7,710	139,474
Range Resources Corp.	2,840	190,763

		2,133,435

Total Energy		4,040,527

Financials - 4.8%
Consumer Finance - 2.0%
American Express Co.	3,660	215,245
Discover Financial Services	9,060	347,813

		563,058

Diversified Financial Services - 2.2%
Moody’s Corp.	11,820	647,972

Real Estate Investment Trusts (REITS) - 0.6%
Digital Realty Trust, Inc.	1,280	86,925
DuPont Fabros Technology, Inc.	4,060	95,978

		182,903

Total Financials		1,393,933

Health Care - 11.8%
Biotechnology - 1.2%
Myriad Genetics, Inc.*	12,940	350,156

Health Care Equipment & Supplies - 2.9%
Alere, Inc.*	12,060	256,396
Becton, Dickinson and Co.	3,480	292,459
Volcano Corp.*	11,960	299,478

		848,333

Health Care Providers & Services - 0.8%
Universal Health Services, Inc. - Class B	4,230	239,587

Health Care Technology - 1.5%
Cerner Corp.*	5,480	452,374

2

Investment Portfolio - January 31, 2013

(unaudited)

TAX MANAGED SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Life Sciences Tools & Services - 1.7%
QIAGEN N.V. - ADR (Netherlands)*	15,000	$315,000
Waters Corp.*	1,840	168,489

		483,489

Pharmaceuticals - 3.7%
Johnson & Johnson	7,240	535,181
Novo Nordisk A/S - Class B (Denmark)[1]	2,950	543,072

		1,078,253

Total Health Care		3,452,192

Industrials - 12.1%
Airlines - 5.2%
Ryanair Holdings plc - ADR (Ireland)	3,860	150,347
Southwest Airlines Co.	86,120	965,405
US Airways Group, Inc.*	27,110	387,131

		1,502,883

Industrial Conglomerates - 1.7%
Siemens AG (Germany)[1]	4,610	505,084

Machinery - 2.5%
Joy Global, Inc.	5,430	343,013
Pall Corp.	4,010	273,883
Westport Innovations, Inc. - ADR (Canada)*	4,250	116,705

		733,601

Professional Services - 1.4%
Adecco S.A. (Switzerland)[1]	3,300	189,233
Manpower, Inc.	4,050	208,575

		397,808

Trading Companies & Distributors - 1.3%
Fastenal Co.	7,740	384,523

Total Industrials		3,523,899

Information Technology - 20.5%
Communications Equipment - 6.0%
Juniper Networks, Inc.*	35,560	795,833
Qualcomm, Inc.	5,520	364,486
Riverbed Technology, Inc.*	29,650	575,210

		1,735,529

Computers & Peripherals - 2.8%
EMC Corp.*	33,090	814,345

Internet Software & Services - 2.8%
Google, Inc. - Class A*	810	612,109

3

Investment Portfolio - January 31, 2013

(unaudited)

TAX MANAGED SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Internet Software & Services (continued)
LinkedIn Corp. - Class A*	1,740	$215,395

		827,504

IT Services - 5.5%
Amdocs Ltd. - ADR	13,920	496,805
MasterCard, Inc. - Class A	1,030	533,952
VeriFone Systems, Inc.*	8,970	311,438
The Western Union Co.	19,190	273,074

		1,615,269

Software - 3.4%
Autodesk, Inc.*	16,810	653,573
Electronic Arts, Inc.*	21,630	340,240

		993,813

Total Information Technology		5,986,460

Materials - 4.6%
Chemicals - 3.6%
Air Products & Chemicals, Inc.	2,390	208,958
Monsanto Co.	6,390	647,627
Syngenta AG (Switzerland)[1]	430	184,916

		1,041,501

Metals & Mining - 1.0%
Alcoa, Inc.	32,310	285,620

Total Materials		1,327,121

Telecommunication Services - 1.3%
Diversified Telecommunication Services - 1.3%
Telenor ASA (Norway)[1]	16,990	374,298

TOTAL COMMON STOCKS (Identified Cost $19,933,509)		27,058,392

SHORT-TERM INVESTMENT - 8.1%
Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.05% (Identified Cost $2,370,416)	2,370,416	2,370,416

TOTAL INVESTMENTS - 100.8% (Identified Cost $22,303,925)		29,428,808
LIABILITIES, LESS OTHER ASSETS - (0.8%)		(245,853)

NET ASSETS - 100%		$29,182,955

ADR - American Depository Receipt

*Non-income producing security

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of January 31, 2013.

4

Investment Portfolio - January 31, 2013

(unaudited)

Federal Tax Information:

On January 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$22,351,283
Unrealized appreciation	7,184,657
Unrealized depreciation	(107,132)

Net unrealized appreciation	$7,077,525

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$5,062,058	$4,896,551	$165,507	$—
Consumer Staples	1,897,904	954,004	943,900	—
Energy	4,040,527	4,040,527	—	—
Financials	1,393,933	1,393,933	—	—
Health Care	3,452,192	2,909,120	543,072	—
Industrials	3,523,899	2,829,582	694,317	—
Information Technology	5,986,460	5,986,460	—	—
Materials	1,327,121	1,142,205	184,916	—
Telecommunication Services	374,298	—	374,298	—
Mutual fund	2,370,416	2,370,416	—	—

Total assets	$29,428,808	$26,522,798	$2,906,010	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2012 or January 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - January 31, 2013

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS - 94.6%
Consumer Discretionary - 14.0%
Automobiles - 2.8%
Suzuki Motor Corp. (Japan)[1]	1,133,100	$29,732,275
Toyota Motor Corp. (Japan)[1]	734,200	35,068,660

		64,800,935

Diversified Consumer Services - 0.5%
Anhanguera Educacional Participacoes S.A. (Brazil)	627,650	12,213,542

Hotels, Restaurants & Leisure - 2.4%
Accor S.A. (France)[1]	1,376,580	53,734,409

Internet & Catalog Retail - 0.4%
Ocado Group plc (United Kingdom)*[1]	5,060,870	8,492,042

Media - 5.3%
British Sky Broadcasting Group plc (United Kingdom)[1]	2,744,440	35,501,178
Societe Television Francaise 1 (France)[1]	3,010,490	36,379,803
Virgin Media, Inc. - ADR (United Kingdom)	1,253,870	49,389,939

		121,270,920

Multiline Retail - 1.0%
Marks & Spencer Group plc (United Kingdom)[1]	3,621,090	21,784,810

Textiles, Apparel & Luxury Goods - 1.6%
Adidas AG (Germany)[1]	253,580	23,549,242
Burberry Group plc (United Kingdom)[1]	558,880	12,006,347

		35,555,589

Total Consumer Discretionary		317,852,247

Consumer Staples - 17.6%
Beverages - 3.2%
Anheuser-Busch InBev N.V. (Belgium)[1]	260,660	22,934,965
Carlsberg A/S - Class B (Denmark)[1]	231,950	24,811,370
SABMiller plc (United Kingdom)[1]	502,720	25,101,962

		72,848,297

Food & Staples Retailing - 6.4%
Carrefour S.A. (France)[1]	1,750,770	49,914,327
Distribuidora Internacional de Alimentacion S.A. (Spain)[1]	824,065	6,083,348
Koninklijke Ahold N.V. (Netherlands)[1]	1,771,370	26,029,391
Tesco plc (United Kingdom)[1]	11,273,510	63,713,409

		145,740,475

Food Products - 6.9%
Charoen Pokphand Foods PCL (Thailand)[1]	15,217,550	18,113,084
Danone S.A. (France)[1]	963,140	66,747,227
Nestle S.A. (Switzerland)[1]	692,430	48,620,695

1

Investment Portfolio - January 31, 2013

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Food Products (continued)
Unilever plc - ADR (United Kingdom)	559,050	$22,747,745

		156,228,751

Personal Products - 1.1%
Beiersdorf AG (Germany)[1]	290,100	25,459,970

Total Consumer Staples		400,277,493

Energy - 16.5%
Energy Equipment & Services - 7.7%
Cie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	1,110,734	32,177,417
Petroleum Geo-Services ASA (Norway)[1]	688,640	12,216,808
Schlumberger Ltd. (United States)	1,302,810	101,684,321
Trican Well Service Ltd. (Canada)	2,045,320	27,991,396

		174,069,942

Oil, Gas & Consumable Fuels - 8.8%
Cameco Corp. (Canada)	1,820,480	39,231,344
Encana Corp. (Canada)	2,540,490	49,183,886
Petroleo Brasileiro S.A. - ADR (Brazil)	2,411,840	43,630,186
Talisman Energy, Inc. (Canada)	5,534,830	69,143,755

		201,189,171

Total Energy		375,259,113

Financials - 3.7%
Commercial Banks - 1.7%
HSBC Holdings plc (United Kingdom)[1]	3,295,460	37,475,024

Insurance - 1.3%
Admiral Group plc (United Kingdom)[1]	1,550,440	30,108,336

Real Estate Investment Trusts (REITS) - 0.7%
Land Securities Group plc (United Kingdom)[1]	1,299,240	16,547,765

Total Financials		84,131,125

Health Care - 10.2%
Health Care Equipment & Supplies - 2.3%
BioMerieux (France)[1]	115,450	11,023,549
GN Store Nord A/S (Denmark)[1]	624,570	10,162,380
Mindray Medical International Ltd. - ADR (China)	668,241	25,259,510
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	6,072,000	5,865,260

		52,310,699

Health Care Providers & Services - 2.6%
Life Healthcare Group Holdings Ltd. (South Africa)[1]	3,077,720	10,824,551
Sonic Healthcare Ltd. (Australia)[1]	3,447,820	49,131,073

		59,955,624

2

Investment Portfolio - January 31, 2013

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Life Sciences Tools & Services - 2.6%
Lonza Group AG (Switzerland)[1]	546,085	$32,134,180
QIAGEN N.V. (Netherlands)*[1]	1,274,510	26,755,218

		58,889,398

Pharmaceuticals - 2.7%
Novo Nordisk A/S - Class B (Denmark)[1]	268,000	49,336,683
Santen Pharmaceutical Co. Ltd. (Japan)[1]	283,300	11,667,225

		61,003,908

Total Health Care		232,159,629

Industrials - 12.6%
Airlines - 2.8%
Ryanair Holdings plc - ADR (Ireland)	1,649,670	64,254,647

Electrical Equipment - 1.4%
Nexans S.A. (France)[1]	371,170	19,223,315
Prysmian S.p.A. (Italy)[1]	586,290	12,529,753

		31,753,068

Industrial Conglomerates - 1.0%
Siemens AG (Germany)[1]	210,510	23,064,068

Machinery - 1.9%
FANUC Corp. (Japan)[1]	223,400	34,861,693
Westport Innovations, Inc. - ADR (Canada)*	306,710	8,422,257

		43,283,950

Marine - 2.0%
D/S Norden A/S (Denmark)[1]	204,150	6,268,123
Diana Shipping, Inc. - ADR (Greece)*	734,320	6,403,270
Mitsui OSK Lines Ltd. (Japan)[1]	4,288,000	14,148,354
Nippon Yusen Kabushiki Kaisha (Japan)[1]	5,080,000	12,173,496
Pacific Basin Shipping Ltd. (Hong Kong)[1]	11,822,854	6,878,339

		45,871,582

Professional Services - 2.1%
Adecco S.A. (Switzerland)[1]	441,920	25,341,146
Randstad Holding N.V. (Netherlands)[1]	548,299	22,733,295

		48,074,441

Trading Companies & Distributors - 0.8%
Brenntag AG (Germany)[1]	126,670	18,034,287

Transportation Infrastructure - 0.6%
Groupe Eurotunnel S.A. (France)[1]	1,506,650	12,811,496

Total Industrials		287,147,539

3

Investment Portfolio - January 31, 2013

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology - 7.9%
Internet Software & Services - 1.6%
Tencent Holdings Ltd. (China)[1]	1,020,000	$35,625,394

IT Services - 4.5%
Amdocs Ltd. - ADR (United States)	1,668,230	59,539,129
Cap Gemini S.A. (France)[1]	669,520	32,264,380
Wirecard AG (Germany)[1]	473,660	10,788,985

		102,592,494

Semiconductors & Semiconductor Equipment - 1.8%
Sumco Corp. (Japan)*[1]	855,600	8,914,631
Tokyo Electron Ltd. (Japan)[1]	742,580	31,932,186

		40,846,817

Total Information Technology		179,064,705

Materials - 9.9%
Chemicals - 4.0%
Johnson Matthey plc (United Kingdom)[1]	890,130	31,944,596
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	187,600	11,474,585
Syngenta AG (Switzerland)[1]	112,050	48,185,741

		91,604,922

Construction Materials - 3.6%
CRH plc (Ireland)[1]	2,295,460	49,468,030
Holcim Ltd. (Switzerland)[1]	408,860	31,825,349

		81,293,379

Metals & Mining - 2.3%
Alumina Ltd. (Australia)[1]	27,222,540	31,447,195
Norsk Hydro ASA (Norway)[1]	2,009,290	9,646,100
Umicore S.A. (Belgium)[1]	213,030	11,083,696

		52,176,991

Total Materials		225,075,292

Telecommunication Services - 2.2%
Diversified Telecommunication Services - 2.2%
Telenor ASA (Norway)[1]	2,242,390	49,401,000

TOTAL COMMON STOCKS (Identified Cost $1,928,801,711)		2,150,368,143

4

Investment Portfolio - January 31, 2013

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 5.6%
Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.05% (Identified Cost $128,064,968)	128,064,968	$128,064,968

TOTAL INVESTMENTS - 100.2% (Identified Cost $2,056,866,679)		2,278,433,111
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(3,685,997)

NET ASSETS - 100%		$2,274,747,114

ADR - American Depository Receipt

*Non-income producing security

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of January 31, 2013.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

United Kingdom 15.6%; France 13.8%.

Federal Tax Information:

On January 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$2,060,174,379
Unrealized appreciation	272,967,593
Unrealized depreciation	(54,708,861)

Net unrealized appreciation	$218,258,732

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

Investment Portfolio - January 31, 2013

(unaudited)

The following is a summary of the valuation levels used for major security types as of January 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$317,852,247	$61,603,481	$256,248,766	$—
Consumer Staples	400,277,493	22,747,745	377,529,748	—
Energy	375,259,113	330,864,888	44,394,225	—
Financials	84,131,125	—	84,131,125	—
Health Care	232,159,629	25,259,510	206,900,119	—
Industrials	287,147,539	79,080,174	208,067,365	—
Information Technology	179,064,705	59,539,129	119,525,576	—
Materials	225,075,292	—	225,075,292	—
Telecommunication Services	49,401,000	—	49,401,000	—
Mutual fund	128,064,968	128,064,968	—	—

Total assets	$2,278,433,111	$707,159,895	$1,571,273,216	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2012 or January 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS - 33.59%
Consumer Discretionary - 4.83%
Auto Components - 0.03%
Hankook Tire Co. Ltd. (South Korea)*[1]	3,329	$136,908
Magna International, Inc. (Canada)	5,069	264,855

		401,763

Automobiles - 0.18%
Suzuki Motor Corp. (Japan)[1]	3,530	92,626
Tesla Motors, Inc.*	3,370	126,409
Toyota Motor Corp. (Japan)[1]	2,000	95,529
Toyota Motor Corp. - ADR (Japan)	22,480	2,143,918
Yamaha Motor Co. Ltd. (Japan)[1]	9,150	116,454

		2,574,936

Distributors - 0.03%
Genuine Parts Co.	4,740	322,462
Inchcape plc (United Kingdom)[1]	12,700	95,297

		417,759

Diversified Consumer Services - 0.01%
Anhanguera Educacional Participacoes S.A. (Brazil)	7,720	150,225

Hotels, Restaurants & Leisure - 1.08%
Accor S.A. (France)[1]	121,530	4,743,889
Arcos Dorados Holdings, Inc. (Argentina)	4,080	56,059
BJ’s Restaurants, Inc.*	3,730	119,248
Carnival Corp.	111,250	4,307,600
Hyatt Hotels Corp. - Class A*	15,170	607,862
InterContinental Hotels Group plc (United Kingdom)[1]	46,974	1,378,696
McDonald’s Corp.	32,038	3,052,901
Orient-Express Hotels Ltd. - ADR - Class A*	69,250	804,685

		15,070,940

Household Durables - 0.44%
DR Horton, Inc.	70,450	1,666,847
Lennar Corp. - Class A	42,420	1,762,127
LG Electronics, Inc. (South Korea)[1]	1,600	105,939
NVR, Inc.*	820	844,321
Rodobens Negocios Imobiliarios S.A. (Brazil)	13,340	92,111
Toll Brothers, Inc.*	42,730	1,600,239

		6,071,584

Internet & Catalog Retail - 0.06%
HomeAway, Inc.*	14,760	353,797
Ocado Group plc (United Kingdom)*[1]	76,380	128,164
Shutterfly, Inc.*	12,670	419,124

		901,085

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Leisure Equipment & Products* - 0.03%
Mattel, Inc.	9,859	$370,994

Media - 2.50%
British Sky Broadcasting Group plc (United Kingdom)[1]	5,140	66,489
DIRECTV*	85,920	4,393,949
Imax Corp. (Canada)*	6,520	154,068
The McGraw-Hill Companies, Inc.	58,521	3,366,128
Mediaset Espana Comunicacion S.A. (Spain)[1]	36,260	273,228
News Corp. - Class A	111,940	3,105,216
Omnicom Group, Inc.	7,419	402,703
Pearson plc - ADR (United Kingdom)	22,532	427,657
Reed Elsevier plc - ADR (United Kingdom)	978	42,553
Societe Television Francaise 1 (France)[1]	12,700	153,471
Thomson Reuters Corp. (Canada)	28,429	871,065
Time Warner, Inc.	95,850	4,842,342
Valassis Communications, Inc.	3,340	93,720
Viacom, Inc. - Class B	78,184	4,718,404
Virgin Media, Inc. - ADR (United Kingdom)	163,510	6,440,659
The Walt Disney Co.	98,430	5,303,408
Wolters Kluwer N.V. (Netherlands)[1]	6,030	122,153
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	45,750	195,799

		34,973,012

Multiline Retail - 0.09%
Kohl’s Corp.	5,494	254,317
Marks & Spencer Group plc (United Kingdom)[1]	12,260	73,757
PPR (France)[1]	555	119,361
Target Corp.	14,332	865,796

		1,313,231

Specialty Retail - 0.34%
Aeropostale, Inc.*	5,060	68,462
American Eagle Outfitters, Inc.	4,670	94,381
Belle International Holdings Ltd. (Hong Kong)[1]	79,000	175,707
Chico’s FAS, Inc.	4,200	75,306
Dick’s Sporting Goods, Inc.	4,000	190,360
Group 1 Automotive, Inc.	1,060	71,804
Hennes & Mauritz AB - Class B (Sweden)[1]	3,130	115,169
The Home Depot, Inc.	44,762	2,995,473
Komeri Co. Ltd. (Japan)[1]	1,110	29,736
Limited Brands, Inc.	8,863	425,601
Penske Automotive Group, Inc.	2,100	69,132
Rent-A-Center, Inc.	2,480	88,486
Sonic Automotive, Inc. - Class A	4,230	102,662

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Specialty Retail (continued)
Staples, Inc.	15,818	$213,227

		4,715,506

Textiles, Apparel & Luxury Goods - 0.04%
Adidas AG (Germany)[1]	1,140	105,868
Burberry Group plc (United Kingdom)[1]	6,930	148,876
Daphne International Holdings Ltd. (China)[1]	118,000	151,916
Hugo Boss AG (Germany)*[1]	770	90,478

		497,138

Total Consumer Discretionary		67,458,173

Consumer Staples - 3.38%
Beverages - 0.67%
C&C Group plc (Ireland)*[1]	33,580	218,854
Carlsberg A/S - Class B (Denmark)[1]	1,650	176,498
Cia Cervecerias Unidas S.A. - ADR (Chile)	3,650	116,617
The Coca-Cola Co.	134,780	5,019,207
Diageo plc (United Kingdom)[1]	8,530	253,921
PepsiCo, Inc.	46,436	3,382,863
SABMiller plc (United Kingdom)[1]	1,520	75,897
Tsingtao Brewery Co. Ltd. - Class H (China)[1]	30,000	173,400

		9,417,257

Food & Staples Retailing - 0.54%
Carrefour S.A. (France)[1]	7,240	206,412
Casino Guichard-Perrachon S.A. (France)[1]	820	80,302
Distribuidora Internacional de Alimentacion S.A. (Spain)[1]	19,840	146,461
The Fresh Market, Inc.*	770	37,645
Koninklijke Ahold N.V. (Netherlands)[1]	4,910	72,150
Sysco Corp.	18,077	574,306
Tesco plc (United Kingdom)[1]	43,875	247,964
Walgreen Co.	12,209	487,872
Wal-Mart Stores, Inc.	79,672	5,573,056
Whole Foods Market, Inc.	960	92,400

		7,518,568

Food Products - 1.23%
Archer-Daniels-Midland Co.	15,092	430,575
Barry Callebaut AG (Switzerland)[1]	130	130,707
Biostime International Holdings Ltd. (China)[1]	14,620	60,641
BRF - Brasil Foods S.A. (Brazil)	3,390	74,461
Campbell Soup Co.	10,436	383,106
Charoen Pokphand Foods PCL (Thailand)[1]	103,510	123,205
ConAgra Foods, Inc.	8,856	289,503

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Food Products (continued)
Danone S.A. (France)[1]	3,690	$255,723
General Mills, Inc.	19,366	812,210
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)	55,850	144,296
H.J. Heinz Co.	9,397	569,740
The Hershey Co.	6,638	527,389
Hillshire Brands Co.	3,608	111,776
The J.M. Smucker Co.	3,498	310,028
Kellogg Co.	10,630	621,855
Kraft Foods Group, Inc.	32,523	1,503,213
M Dias Branco S.A. (Brazil)	2,020	80,147
Mondelez International, Inc. - Class A	97,570	2,711,470
Nestle S.A. (Switzerland)[1]	45,420	3,189,278
Unilever plc - ADR (United Kingdom)	118,370	4,816,475

		17,145,798

Household Products - 0.52%
Colgate-Palmolive Co.	12,496	1,341,696
Kimberly-Clark Corp.	11,494	1,028,828
The Procter & Gamble Co.	64,593	4,854,810

		7,225,334

Personal Products - 0.02%
Avon Products, Inc.	10,624	180,396
Beiersdorf AG (Germany)[1]	700	61,434
Kao Corp. (Japan)[1]	4,200	120,481

		362,311

Tobacco - 0.40%
Gudang Garam Tbk PT (Indonesia)[1]	15,750	83,860
Lorillard, Inc.	13,371	522,405
Philip Morris International, Inc.	54,292	4,786,383
Swedish Match AB (Sweden)[1]	4,300	161,372

		5,554,020

Total Consumer Staples		47,223,288

Energy - 4.54%
Energy Equipment & Services - 0.99%
Baker Hughes, Inc.	91,975	4,113,122
Bourbon S.A. (France)[1]	800	24,406
Calfrac Well Services Ltd. (Canada)	7,210	185,346
CARBO Ceramics, Inc.	390	31,243
Cie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	2,480	71,844
Gulfmark Offshore, Inc. - Class A	1,090	37,888
Hornbeck Offshore Services, Inc.*	980	36,074

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Energy (continued)
Energy Equipment & Services (continued)
ION Geophysical Corp.*	6,750	$45,900
Key Energy Services, Inc.*	4,880	39,674
National Oilwell Varco, Inc.	500	37,070
Petroleum Geo-Services ASA (Norway)[1]	5,620	99,702
Schlumberger Ltd.	64,790	5,056,859
Trican Well Service Ltd. (Canada)	13,950	190,914
Weatherford International Ltd. - ADR*	283,704	3,787,448

		13,757,490

Oil, Gas & Consumable Fuels - 3.55%
Apache Corp.	15,960	1,336,810
BP plc - ADR (United Kingdom)	66,480	2,959,690
Cameco Corp. (Canada)	5,830	125,637
Chevron Corp.	51,769	5,961,200
Cloud Peak Energy, Inc.*	9,180	160,742
ConocoPhillips	42,426	2,460,708
Encana Corp. (Canada)	5,220	101,059
EOG Resources, Inc.	12,510	1,563,500
Exxon Mobil Corp.	65,942	5,932,802
Hess Corp.	229,330	15,401,803
Marathon Oil Corp.	10,956	368,231
Occidental Petroleum Corp.	11,351	1,001,953
Pacific Rubiales Energy Corp. (Colombia)	4,920	114,787
Paladin Energy Ltd. (Australia)*[2]	56,570	66,927
Petroleo Brasileiro S.A. - ADR (Brazil)	115,830	2,095,365
Phillips 66	21,341	1,292,624
Range Resources Corp.	31,340	2,105,108
Royal Dutch Shell plc - ADR (Netherlands)	46,123	3,252,594
Royal Dutch Shell plc - Class B (Netherlands)[1]	1,976	71,821
Royal Dutch Shell plc - Class B - ADR (Netherlands)	1,940	141,077
Sasol Ltd. - ADR (South Africa)	17,453	754,493
Statoil ASA - ADR (Norway)	78,757	2,089,423
Statoil ASA (Norway)[1]	4,160	110,833
Talisman Energy, Inc. (Canada)	13,290	166,025

		49,635,212

Total Energy		63,392,702

Financials - 5.89%
Capital Markets - 0.02%
Deutsche Bank AG (Germany)[1]	5,300	274,111

Commercial Banks - 0.20%
Barclays plc (United Kingdom)[1]	39,850	191,321
BNP Paribas S.A. (France)[1]	4,310	270,426

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Commercial Banks (continued)
Cathay General Bancorp.	14,000	$271,740
CIT Group, Inc.*	5,670	240,125
Hong Leong Financial Group Berhad (Malaysia)[1]	33,030	146,280
HSBC Holdings plc (United Kingdom)[1]	6,370	72,438
HSBC Holdings plc - ADR (United Kingdom)	9,470	538,464
ICICI Bank Ltd. - ADR (India)	6,630	303,654
Standard Chartered plc (United Kingdom)[1]	9,040	240,360
Sumitomo Mitsui Trust Holdings, Inc. (Japan)[1]	43,000	158,823
Wells Fargo & Co.	11,570	402,983

		2,836,614

Consumer Finance - 0.53%
American Express Co.	45,820	2,694,674
Discover Financial Services	121,420	4,661,314

		7,355,988

Diversified Financial Services - 0.45%
JPMorgan Chase & Co.	11,790	554,720
JSE Ltd. (South Africa)[1]	67,914	520,841
MarketAxess Holdings, Inc.	20,110	760,359
Moody’s Corp.	71,680	3,929,498
MSCI, Inc.*	8,090	272,957
The NASDAQ OMX Group, Inc.	7,100	201,072

		6,239,447

Insurance - 0.19%
Admiral Group plc (United Kingdom)[1]	25,680	498,686
Allianz SE (Germany)[1]	2,690	384,902
AXA S.A. (France)[1]	920	17,034
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	47,470	512,519
Mapfre S.A. (Spain)[1]	102,890	316,517
Marsh & McLennan Companies, Inc.	16,408	582,156
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	905	166,207
Zurich Insurance Group AG (Switzerland)[1]	610	175,416

		2,653,437

Real Estate Investment Trusts (REITS) - 4.44%
Agree Realty Corp.	20,240	574,006
Alexandria Real Estate Equities, Inc.	33,480	2,427,300
Alstria Office REIT AG (Germany)[1]	14,860	181,591
American Assets Trust, Inc.	26,150	755,735
American Campus Communities, Inc.	23,680	1,102,778
Apartment Investment & Management Co. - Class A	34,210	933,249
Associated Estates Realty Corp.	63,800	1,030,370

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
AvalonBay Communities, Inc.	8,060	$1,046,107
BioMed Realty Trust, Inc.	169,110	3,441,389
Boston Properties, Inc.	20,140	2,120,339
Camden Property Trust	15,980	1,108,852
Cedar Realty Trust, Inc.	89,050	490,666
Coresite Realty Corp.	68,920	2,033,140
Corporate Office Properties Trust	100,410	2,656,849
CubeSmart	66,280	1,010,770
Digital Realty Trust, Inc.	41,580	2,823,698
DuPont Fabros Technology, Inc.	107,170	2,533,499
Education Realty Trust, Inc.	47,160	506,970
Equity Lifestyle Properties, Inc.	12,400	887,840
Equity One, Inc.	46,470	1,050,687
Equity Residential	20,970	1,161,528
General Growth Properties, Inc.	76,580	1,494,842
HCP, Inc.	42,900	1,990,131
Health Care REIT, Inc.	32,390	2,035,388
Healthcare Realty Trust, Inc.	20,880	532,022
Healthcare Trust of America, Inc.*	53,860	576,841
Home Properties, Inc.	15,180	933,115
Host Hotels & Resorts, Inc.	136,787	2,296,654
Kimco Realty Corp.	59,790	1,241,838
Land Securities Group plc (United Kingdom)[1]	56,710	722,287
LTC Properties, Inc.	17,870	665,479
The Macerich Co.	11,040	659,309
Mack-Cali Realty Corp.	53,800	1,461,746
Mid-America Apartment Communities, Inc.	17,660	1,154,434
National Retail Properties, Inc.	40,170	1,286,243
Pebblebrook Hotel Trust	102,790	2,560,499
Potlatch Corp.	5,400	234,306
Public Storage	6,480	997,466
Realty Income Corp.	18,500	808,080
Simon Property Group, Inc.	25,110	4,022,120
Sovran Self Storage, Inc.	32,680	2,132,043
Tanger Factory Outlet Centers	15,720	556,802
Taubman Centers, Inc.	8,260	673,190
UDR, Inc.	80,320	1,918,845
Unibail-Rodamco SE (France)[1]	3,500	826,596
Vornado Realty Trust	4,440	375,002

		62,032,641

Real Estate Management & Development - 0.06%
General Shopping Brasil S.A. (Brazil)*	118,230	593,124

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Management & Development (continued)
Thomas Properties Group, Inc.	38,000	$195,700

		788,824

Thrifts & Mortgage Finance - 0.00%
Aareal Bank AG (Germany)*[1]	2,795	66,583

Total Financials		82,247,645

Health Care - 5.19%
Biotechnology - 0.21%
Amgen, Inc.	10,610	906,731
Green Cross Corp. (South Korea)[1]	3,870	499,555
Incyte Corp. Ltd.*	20,130	369,989
Myriad Genetics, Inc.*	29,700	803,682
Protalix BioTherapeutics, Inc.*	29,870	152,636
Seattle Genetics, Inc.*	8,420	247,969

		2,980,562

Health Care Equipment & Supplies - 0.69%
Abaxis, Inc.	10,440	404,237
Alere, Inc.*	16,210	344,625
Baxter International, Inc.	14,900	1,010,816
Becton, Dickinson and Co.	37,790	3,175,872
BioMerieux (France)[1]	3,770	359,972
Carl Zeiss Meditec AG (Germany)[1]	4,190	136,812
DexCom, Inc.*	43,350	660,221
GN Store Nord A/S (Denmark)[1]	2,950	47,999
HeartWare International, Inc.*	4,230	382,307
Insulet Corp.*	26,720	616,430
Medtronic, Inc.	21,248	990,157
Mindray Medical International Ltd. - ADR (China)	10,550	398,790
Neogen Corp.*	3,100	144,119
Sirona Dental Systems, Inc.*	4,440	295,127
Straumann Holding AG (Switzerland)[1]	1,735	233,458
Thoratec Corp.*	7,300	266,669
Volcano Corp.*	8,530	213,591

		9,681,202

Health Care Providers & Services - 0.29%
Cardinal Health, Inc.	7,218	316,221
HMS Holdings Corp.*	7,290	198,725
Life Healthcare Group Holdings Ltd. (South Africa)[1]	8,230	28,945
Odontoprev S.A. (Brazil)	35,800	182,474
Qualicorp S.A. (Brazil)*	36,020	372,618
Sonic Healthcare Ltd. (Australia)[1]	32,740	466,542

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Health Care Providers & Services (continued)
Universal Health Services, Inc. - Class B	43,250	$2,449,680

		4,015,205

Health Care Technology - 0.39%
Cerner Corp.*	58,820	4,855,591
Computer Programs & Systems, Inc.	4,060	213,597
Greenway Medical Technologies, Inc.*	21,220	316,178

		5,385,366

Life Sciences Tools & Services - 0.25%
Gerresheimer AG (Germany)[1]	3,070	157,842
Lonza Group AG (Switzerland)[1]	7,140	420,151
Luminex Corp.*	11,590	213,024
QIAGEN N.V. (Netherlands)*[1]	4,310	90,478
QIAGEN N.V. - ADR (Netherlands)*	104,240	2,189,040
WuXi PharmaTech Cayman, Inc. - ADR (China)*	29,390	475,530

		3,546,065

Pharmaceuticals - 3.36%
Abbott Laboratories	45,571	1,543,945
AbbVie, Inc.	45,571	1,672,000
AstraZeneca plc (United Kingdom)[1]	465	22,469
AstraZeneca plc - ADR (United Kingdom)	48,078	2,316,398
Bayer AG (Germany)[1]	3,230	318,743
Bristol-Myers Squibb Co.	49,410	1,785,677
Eli Lilly & Co.	34,399	1,846,882
GlaxoSmithKline plc (United Kingdom)[1]	4,135	94,583
GlaxoSmithKline plc - ADR (United Kingdom)	84,981	3,875,983
Johnson & Johnson	140,059	10,353,161
Merck & Co., Inc.	87,476	3,783,337
Novartis AG - ADR (Switzerland)	57,013	3,866,622
Novo Nordisk A/S - Class B (Denmark)[1]	30,460	5,607,445
Pfizer, Inc.	227,431	6,204,318
Sanofi - ADR (France)	58,658	2,855,471
Santen Pharmaceutical Co. Ltd. (Japan)[1]	5,800	238,863
Shire plc (Ireland)[1]	4,305	144,011
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	2,910	110,551
UCB S.A. (Belgium)[1]	4,330	249,933

		46,890,392

Total Health Care		72,498,792

Industrials - 2.72%
Aerospace & Defense - 0.45%
The Boeing Co.	15,723	1,161,458

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Aerospace & Defense (continued)
General Dynamics Corp.	8,977	$595,175
Honeywell International, Inc.	21,739	1,483,469
Northrop Grumman Corp.	7,977	518,824
Raytheon Co.	8,785	462,794
United Technologies Corp.	23,530	2,060,522

		6,282,242

Air Freight & Logistics - 0.11%
United Parcel Service, Inc. - Class B	19,912	1,578,822

Airlines - 0.36%
Ryanair Holdings plc - ADR (Ireland)	4,630	180,339
Southwest Airlines Co.	383,575	4,299,876
Spirit Airlines, Inc.*	16,400	317,996
US Airways Group, Inc.*	13,110	187,211

		4,985,422

Building Products - 0.00%
A.O. Smith Corp.	720	49,882

Commercial Services & Supplies - 0.06%
Edenred (France)[1]	910	29,161
Interface, Inc.	1,820	30,540
Tomra Systems ASA (Norway)[1]	19,690	167,551
Waste Management, Inc.	15,516	564,472

		791,724

Electrical Equipment - 0.26%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	66,317	1,419,847
Alstom S.A. (France)[1]	6,280	278,367
Emerson Electric Co.	24,198	1,385,336
Nexans S.A. (France)[1]	630	32,628
Polypore International, Inc.*	7,190	277,462
Prysmian S.p.A. (Italy)[1]	5,290	113,054
Schneider Electric S.A. (France)[1]	1,560	118,681

		3,625,375

Industrial Conglomerates - 0.43%
3M Co.	21,531	2,164,942
Koninklijke Philips Electronics N.V. - NY Shares (Netherlands)	32,862	1,021,680
Siemens AG (Germany)[1]	5,200	569,727
Siemens AG - ADR (Germany)	20,640	2,260,493

		6,016,842

Machinery - 0.55%
Astec Industries, Inc.	970	34,260

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Machinery (continued)
Deere & Co.	5,558	$522,785
Dover Corp.	6,094	421,583
Eaton Corp. plc	7,645	435,383
FANUC Corp. (Japan)[1]	2,190	341,751
Graham Corp.	1,400	32,438
Illinois Tool Works, Inc.	14,774	928,250
Joy Global, Inc.	630	39,797
Kennametal, Inc.	990	40,600
KUKA AG (Germany)*[1]	1,200	46,551
Pall Corp.	57,790	3,947,057
Stanley Black & Decker, Inc.	3,491	268,214
Titan International, Inc.	2,850	69,227
Wabash National Corp.*	18,160	187,956
Westport Innovations, Inc. - ADR (Canada)*	9,770	268,284
Xylem, Inc.	3,130	87,421

		7,671,557

Marine - 0.02%
Baltic Trading Ltd.	4,170	13,469
D/S Norden A/S (Denmark)[1]	2,350	72,153
Diana Shipping, Inc. - ADR (Greece)*	1,980	17,266
Mitsui OSK Lines Ltd. (Japan)[1]	6,000	19,797
Nippon Yusen Kabushiki Kaisha (Japan)[1]	10,490	25,138
Pacific Basin Shipping Ltd. (Hong Kong)[1]	36,000	20,944
Sinotrans Shipping Ltd. (China)[1]	277,750	74,406

		243,173

Professional Services - 0.27%
Adecco S.A. (Switzerland)[1]	38,830	2,226,640
ALS Ltd. (Australia)[1]	7,650	89,938
Experian plc (United Kingdom)[1]	7,820	133,771
Manpower, Inc.	26,470	1,363,205

		3,813,554

Road & Rail - 0.12%
CSX Corp.	13,935	306,988
Norfolk Southern Corp.	7,607	523,894
Union Pacific Corp.	6,439	846,471

		1,677,353

Trading Companies & Distributors - 0.01%
Brenntag AG (Germany)[1]	240	34,169
Fastenal Co.	1,360	67,565

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Trading Companies & Distributors (continued)
MSC Industrial Direct Co., Inc. - Class A	440	$34,813

		136,547

Transportation Infrastructure - 0.08%
Groupe Eurotunnel S.A. (France)[1]	97,190	826,436
Malaysia Airports Holdings Berhad (Malaysia)[1]	143,820	255,053

		1,081,489

Total Industrials		37,953,982

Information Technology - 4.72%
Communications Equipment - 1.10%
Alcatel-Lucent - ADR (France)*	96,420	160,057
Infinera Corp.*	80,170	571,612
Juniper Networks, Inc.*	374,160	8,373,701
Polycom, Inc.*	18,440	203,393
Qualcomm, Inc.	66,880	4,416,086
Riverbed Technology, Inc.*	15,870	307,878
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	111,391	1,292,136

		15,324,863

Computers & Peripherals - 0.71%
3D Systems Corp.*	350	20,247
Apple, Inc.	670	305,058
EMC Corp.*	363,960	8,957,056
Fusion-io, Inc.*	2,170	37,932
Hewlett-Packard Co.	33,921	560,036
Stratasys Ltd.*	250	19,620

		9,899,949

Electronic Equipment, Instruments & Components - 0.12%
Amphenol Corp. - Class A	2,580	174,331
Corning, Inc.	24,081	288,972
Hitachi Ltd. (Japan)[1]	72,950	432,892
Keyence Corp. (Japan)[1]	490	135,942
Rofin-Sinar Technologies, Inc.*	11,220	287,569
TE Connectivity Ltd. - ADR (Switzerland)	9,546	371,148

		1,690,854

Internet Software & Services - 0.41%
Google, Inc. - Class A*	6,375	4,817,524
LinkedIn Corp. - Class A*	2,450	303,285
LogMeIn, Inc.*	4,140	93,978
Tencent Holdings Ltd. (China)[1]	10,690	373,368

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Internet Software & Services (continued)
Velti plc - ADR (Ireland)*	44,430	$165,280

		5,753,435

IT Services - 0.79%
Accenture plc - Class A	10,073	724,148
Amdocs Ltd. - ADR	12,850	458,617
Automatic Data Processing, Inc.	14,538	861,958
Cap Gemini S.A. (France)[1]	12,240	589,849
Cielo S.A. (Brazil)	9,500	268,682
InterXion Holding NV - ADR (Netherlands)*	12,670	291,283
Sapient Corp.*	6,980	84,528
VeriFone Systems, Inc.*	105,920	3,677,542
The Western Union Co.	252,520	3,593,360
Wirecard AG (Germany)[1]	18,800	428,225

		10,978,192

Office Electronics - 0.09%
Canon, Inc. - ADR (Japan)	34,252	1,252,596

Semiconductors & Semiconductor Equipment - 0.41%
Analog Devices, Inc.	6,404	279,471
Applied Materials, Inc.	29,122	375,965
Intel Corp.	173,921	3,659,298
Linear Technology Corp.	7,301	267,363
Samsung Electronics Co. Ltd. (South Korea)[1]	190	252,782
Sumco Corp. (Japan)*[1]	16,730	174,313
Texas Instruments, Inc.	16,536	547,011
Tokyo Electron Ltd. (Japan)[1]	2,930	125,995

		5,682,198

Software - 1.09%
Aspen Technology, Inc.*	1,490	45,594
Autodesk, Inc.*	104,230	4,052,462
Aveva Group plc (United Kingdom)[1]	2,310	79,156
Electronic Arts, Inc.*	371,310	5,840,706
Microsoft Corp.	164,296	4,513,211
RealPage, Inc.*	16,280	379,975
SAP AG (Germany)[1]	4,690	384,612

		15,295,716

Total Information Technology		65,877,803

Materials - 1.72%
Chemicals - 1.01%
Air Products & Chemicals, Inc.	27,573	2,410,707
BASF SE (Germany)[1]	3,430	347,390

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Materials (continued)
Chemicals (continued)
The Dow Chemical Co.	16,957	$546,015
E.I. du Pont de Nemours & Co.	28,481	1,351,423
Flotek Industries, Inc.*	4,020	54,109
Johnson Matthey plc (United Kingdom)[1]	5,105	183,206
Linde AG (Germany)[1]	1,840	335,380
Monsanto Co.	54,260	5,499,251
PPG Industries, Inc.	4,570	630,066
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	490	29,971
Syngenta AG (Switzerland)[1]	6,010	2,584,527
Wacker Chemie AG (Germany)[1]	520	36,991
Yingde Gases (Hong Kong)[1]	72,000	80,770

		14,089,806

Construction Materials - 0.01%
CRH plc (Ireland)[1]	3,990	85,986
Holcim Ltd. (Switzerland)[1]	920	71,612

		157,598

Metals & Mining - 0.67%
Alcoa, Inc.	337,970	2,987,655
Alumina Ltd. (Australia)[1]	61,280	70,790
ArcelorMittal - NY Shares (Luxembourg)	23,528	403,740
BHP Billiton plc - ADR (United Kingdom)	62,041	4,258,494
Freeport-McMoRan Copper & Gold, Inc.	13,189	464,912
Impala Platinum Holdings Ltd. (South Africa)[1]	4,140	75,038
Norsk Hydro ASA (Norway)[1]	7,000	33,605
Southern Copper Corp.	18,916	745,101
Teck Resources Ltd. - Class B (Canada)	8,155	297,576
Umicore S.A. (Belgium)[1]	770	40,062

		9,376,973

Paper & Forest Products - 0.03%
International Paper Co.	9,260	383,549

Total Materials		24,007,926

Telecommunication Services - 0.48%
Diversified Telecommunication Services - 0.32%
Swisscom AG - ADR (Switzerland)[3]	2,360	104,288
Telefonica S.A. - ADR (Spain)	14,480	207,933
Telenor ASA (Norway)[1]	181,460	3,997,657
Telenor ASA - ADR (Norway)[3]	3,420	225,857

		4,535,735

Wireless Telecommunication Services - 0.16%
Mobile Telesystems OJSC - ADR (Russia)	16,838	331,035

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
MTN Group Ltd. (South Africa)[1]	3,260	$63,784
NTT DOCOMO, Inc. - ADR (Japan)	67,079	1,017,588
Rogers Communications, Inc. - Class B (Canada)	13,851	643,933
SK Telecom Co. Ltd. - ADR (South Korea)	8,490	143,905

		2,200,245

Total Telecommunication Services		6,735,980

Utilities - 0.12%
Electric Utilities - 0.04%
Cia Energetica de Minas Gerais (CEMIG) - ADR (Brazil)	19,702	216,328
Enersis S.A. - ADR (Chile)	16,137	317,092

		533,420

Independent Power Producers & Energy Traders - 0.01%
Dynegy, Inc.*	8,960	179,200

Multi-Utilities - 0.04%
Public Service Enterprise Group, Inc.	17,228	537,169

Water Utilities - 0.03%
Cia de Saneamento Basico do Estado de Sao Paulo (SABESP) - ADR (Brazil)	6,716	298,929
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	4,390	106,832

		405,761

Total Utilities		1,655,550

TOTAL COMMON STOCKS (Identified Cost $401,298,412)		469,051,841

PREFERRED STOCKS - 0.38%
Financials - 0.38%
Commercial Banks - 0.33%
BB&T Corp., Series D (non-cumulative), 5.85%	34,225	884,374
JPMorgan Chase & Co., Series P (non-cumulative), 5.45%	42,600	1,054,350
PNC Financial Services Group, Inc., Series Q (non-cumulative), 5.375%	52,625	1,323,519
U.S. Bancorp., Series F (non-cumulative), 6.50%[4]	45,425	1,304,606

		4,566,849

Real Estate Investment Trusts (REITS) - 0.05%
MPG Office Trust, Inc., Series A, 7.625%*	11,690	256,712

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT	VALUE

PREFERRED STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Public Storage, Series Q, 6.50%	18,560	$505,018

		761,730

Total Financials		5,328,579

TOTAL PREFERRED STOCKS (Identified Cost $5,079,014)		5,328,579

CORPORATE BONDS - 27.33%
Convertible Corporate Bonds - 0.12%
Financials - 0.04%
Real Estate Investment Trusts (REITS) - 0.04%
BioMed Realty LP5, 3.75%, 1/15/2030	$410,000	494,306

Health Care - 0.01%
Health Care Equipment & Supplies - 0.01%
Alere, Inc., 3.00%, 5/15/2016	180,000	170,888

Information Technology - 0.00%**
Computers & Peripherals - 0.00%**
EMC Corp., 1.75%, 12/1/2013	40,000	61,850

Materials - 0.07%
Containers & Packaging - 0.07%
Owens-Brockway Glass Container, Inc.[5], 3.00%, 6/1/2015	975,000	973,781

Total Convertible Corporate Bonds (Identified Cost $1,639,929)		1,700,825

Non-Convertible Corporate Bonds - 27.21%
Consumer Discretionary - 4.20%
Auto Components - 0.06%
Exide Technologies, 8.625%, 2/1/2018	375,000	323,437
UCI International, Inc., 8.625%, 2/15/2019	495,000	502,425

		825,862

Hotels, Restaurants & Leisure - 0.42%
Choice Hotels International, Inc., 5.70%, 8/28/2020	265,000	290,175
International Game Technology, 7.50%, 6/15/2019	4,000,000	4,763,820
Yum! Brands, Inc., 3.875%, 11/1/2020	730,000	780,826

		5,834,821

Household Durables - 0.62%
Newell Rubbermaid, Inc., 4.70%, 8/15/2020	1,400,000	1,536,049
NVR, Inc., 3.95%, 9/15/2022	1,070,000	1,096,540
Taylor Morrison Communities, Inc. - Monarch Communities, Inc.[5], 7.75%, 4/15/2020	540,000	580,500
Tupperware Brands Corp., 4.75%, 6/1/2021	4,795,000	4,995,594

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Household Durables (continued)
Weekley Homes LLC - Weekley Finance Corp.[5], 6.00%, 2/1/2023	$490,000	$499,800

		8,708,483

Internet & Catalog Retail - 0.03%
Netflix, Inc.[5], 5.375%, 2/1/2021	490,000	487,550

Media - 2.52%
Cablevision Systems Corp., 8.625%, 9/15/2017	290,000	340,025
Comcast Corp., 5.15%, 3/1/2020	6,500,000	7,566,618
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	6,000,000	6,808,632
Discovery Communications LLC, 5.05%, 6/1/2020	5,680,000	6,510,444
Nara Cable Funding Ltd. (Spain)[5], 8.875%, 12/1/2018	720,000	734,400
NBCUniversal Media LLC, 5.15%, 4/30/2020	1,135,000	1,321,896
Sirius XM Radio, Inc.[5], 8.75%, 4/1/2015	440,000	498,300
Sirius XM Radio, Inc.[5], 5.25%, 8/15/2022	485,000	493,487
Time Warner, Inc., 4.875%, 3/15/2020	5,060,000	5,804,619
Time Warner, Inc., 4.75%, 3/29/2021	3,245,000	3,669,050
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[5], 5.50%, 1/15/2023	515,000	525,300
Virgin Media Finance plc (United Kingdom), 4.875%, 2/15/2022	485,000	483,787
The Walt Disney Co., 2.75%, 8/16/2021	400,000	407,174

		35,163,732

Multiline Retail - 0.07%
Target Corp., 6.00%, 1/15/2018	325,000	395,446
Target Corp., 3.875%, 7/15/2020	535,000	594,861

		990,307

Specialty Retail - 0.41%
Advance Auto Parts, Inc., 4.50%, 1/15/2022	1,115,000	1,140,399
Dufry Finance SCA (Switzerland)[5], 5.50%, 10/15/2020	470,000	491,150
The Home Depot, Inc., 5.40%, 3/1/2016	905,000	1,029,483
Lowe’s Companies, Inc., 6.10%, 9/15/2017	1,800,000	2,170,921
O’Reilly Automotive, Inc., 4.875%, 1/14/2021	255,000	277,842
Rent-A-Center, Inc., 6.625%, 11/15/2020	550,000	598,813

		5,708,608

Textiles, Apparel & Luxury Goods - 0.07%
Jones Group, Inc. - Apparel Group Holdings - Apparel Group USA - Footwear Accessories Retail, 6.875%, 3/15/2019	330,000	344,437
VF Corp., 5.95%, 11/1/2017	485,000	568,503

		912,940

Total Consumer Discretionary		58,632,303

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Staples - 0.90%
Beverages - 0.11%
Constellation Brands, Inc., 7.25%, 9/1/2016	$ 665,000	$761,425
PepsiCo, Inc., 5.00%, 6/1/2018	110,000	129,670
PepsiCo, Inc., 7.90%, 11/1/2018	493,000	660,652

		1,551,747

Food Products - 0.79%
C&S Group Enterprises LLC[5], 8.375%, 5/1/2017	690,000	733,125
General Mills, Inc., 5.65%, 2/15/2019	375,000	452,313
Kraft Foods Group, Inc., 6.125%, 8/23/2018	247,000	301,545
Kraft Foods Group, Inc., 5.375%, 2/10/2020	2,966,000	3,510,418
Land O’ Lakes, Inc.[5], 6.00%, 11/15/2022	465,000	497,550
Minerva Luxembourg S.A. (Brazil)[5], 7.75%, 1/31/2023	735,000	753,375
Mondelez International, Inc., 6.125%, 2/1/2018	88,000	106,026
Mondelez International, Inc., 5.375%, 2/10/2020	2,699,000	3,207,778
Shearer’s Foods LLC - Chip Finance Corp.[5], 9.00%, 11/1/2019	485,000	520,163
Tyson Foods, Inc., 4.50%, 6/15/2022	380,000	408,658
Wells Enterprises, Inc.[5], 6.75%, 2/1/2020	490,000	508,375

		10,999,326

Total Consumer Staples		12,551,073

Energy - 1.67%
Energy Equipment & Services - 0.90%
Baker Hughes, Inc., 7.50%, 11/15/2018	535,000	702,571
Calfrac Holdings LP (Canada)[5], 7.50%, 12/1/2020	970,000	979,700
Petroleum Geo-Services ASA (Norway)[5], 7.375%, 12/15/2018	475,000	517,750
Schlumberger Oilfield plc[5], 4.20%, 1/15/2021	810,000	902,164
SESI LLC, 6.375%, 5/1/2019	280,000	299,600
Shelf Drilling Holdings Ltd. (United Arab Emirates)[5], 8.625%, 11/1/2018	485,000	511,675
Sidewinder Drilling, Inc.[5], 9.75%, 11/15/2019	485,000	486,213
Thermon Industries, Inc., 9.50%, 5/1/2017	261,000	291,015
Weatherford International Ltd., 9.625%, 3/1/2019	6,000,000	7,821,342

		12,512,030

Oil, Gas & Consumable Fuels - 0.77%
Apache Corp., 6.90%, 9/15/2018	495,000	625,764
Carrizo Oil & Gas, Inc., 7.50%, 9/15/2020	490,000	509,600
Chesapeake Oilfield Operating LLC - Chesapeake Oilfield Finance, Inc.[5], 6.625%, 11/15/2019	1,060,000	1,049,400
CVR Refining LLC - Coffeyville Finance, Inc.[5], 6.50%, 11/1/2022	490,000	493,675
EOG Resources, Inc., 2.625%, 3/15/2023	860,000	844,205
EPL Oil & Gas, Inc.[5], 8.25%, 2/15/2018	580,000	610,450
EV Energy Partners LP - EV Energy Finance Corp., 8.00%, 4/15/2019	650,000	693,875

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Gulfport Energy Corp.[5], 7.75%, 11/1/2020	$ 730,000	$770,150
Northern Tier Energy LLC - Northern Tier Finance Corp.[5], 7.125%, 11/15/2020	490,000	514,500
PBF Holding Co. LLC - PBF Finance Corp.[5], 8.25%, 2/15/2020	370,000	399,600
Petrobras International Finance Co. (Brazil), 5.375%, 1/27/2021	1,170,000	1,281,873
Sabine Pass Liquefaction LLC[5], 5.625%, 2/1/2021	735,000	737,756
Shell International Finance B.V. (Netherlands), 4.30%, 9/22/2019	2,000,000	2,297,402

		10,828,250

Total Energy		23,340,280

Financials - 12.17%
Capital Markets - 2.95%
BNP Paribas Home Loan Covered Bonds S.A. (France)[5], 2.20%, 11/2/2015	1,080,000	1,116,504
The Charles Schwab Corp., 4.45%, 7/22/2020	5,925,000	6,670,667
Credit Suisse AG (Switzerland)[5], 2.60%, 5/27/2016	6,145,000	6,471,797
Goldman Sachs Capital I, 6.345%, 2/15/2034	380,000	393,699
Goldman Sachs Capital II6, 4.00%, 6/1/2043	1,500,000	1,222,500
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	1,795,000	2,108,863
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	8,165,000	9,266,761
Jefferies Group, Inc., 5.125%, 4/13/2018	820,000	873,300
Jefferies Group, Inc., 8.50%, 7/15/2019	2,675,000	3,324,945
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	1,355,000	1,632,268
Morgan Stanley, 7.30%, 5/13/2019	2,955,000	3,617,286
Morgan Stanley, 5.50%, 1/26/2020	2,650,000	2,959,486
Morgan Stanley, 5.75%, 1/25/2021	1,000,000	1,136,339
Morgan Stanley, 5.50%, 7/28/2021	360,000	405,262

		41,199,677

Commercial Banks - 4.17%
Bank of Montreal (Canada)[5], 1.30%, 10/31/2014	3,400,000	3,449,980
Bank of Montreal (Canada)[5], 2.625%, 1/25/2016	2,965,000	3,132,819
Bank of Montreal (Canada), 1.95%, 1/30/2017	5,000,000	5,191,500
Bank of Nova Scotia (Canada)[5], 1.45%, 7/26/2013	3,485,000	3,502,773
Bank of Nova Scotia (Canada)[5], 1.65%, 10/29/2015	1,080,000	1,108,620
Barclays Bank plc (United Kingdom)[5], 2.50%, 9/21/2015	1,180,000	1,226,723
Canadian Imperial Bank of Commerce (Canada)[5], 1.50%, 12/12/2014	2,630,000	2,680,496
Commonwealth Bank of Australia (Australia)[5], 0.75%, 1/15/2016	1,270,000	1,266,317
KeyBank National Association, 5.45%, 3/3/2016	880,000	985,177
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	315,000	378,662
National Bank of Canada (Canada)[5], 2.20%, 10/19/2016	4,880,000	5,116,192
National City Corp., 6.875%, 5/15/2019	6,565,000	8,179,734
PNC Bank National Association, 5.25%, 1/15/2017	195,000	221,604
Royal Bank of Canada (Canada)[5], 3.125%, 4/14/2015	4,460,000	4,707,084

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Commercial Banks (continued)
Royal Bank of Canada (Canada), 1.20%, 9/19/2017	$ 1,855,000	$1,847,209
Santander Holdings USA, Inc., 4.625%, 4/19/2016	140,000	148,890
The Toronto-Dominion Bank (Canada)[5], 2.20%, 7/29/2015	1,080,000	1,123,092
The Toronto-Dominion Bank (Canada)[5], 1.625%, 9/14/2016	5,555,000	5,709,985
U.S. Bank National Association, 6.30%, 2/4/2014	100,000	105,628
Wachovia Corp., 5.25%, 8/1/2014	5,935,000	6,319,624
Westpac Banking Corp. (Australia)[5], 1.25%, 12/15/2017	1,825,000	1,811,313

		58,213,422

Consumer Finance - 0.67%
American Express Co.[5], 2.65%, 12/2/2022	7,072,000	6,865,441
American Express Co.[6], 6.80%, 9/1/2066	1,190,000	1,264,375
Credit Acceptance Corp., 9.125%, 2/1/2017	465,000	508,012
General Motors Financial Co., Inc.[5], 4.75%, 8/15/2017	730,000	762,912

		9,400,740

Diversified Financial Services - 1.40%
Bank of America Corp., 5.75%, 8/15/2016	205,000	226,748
Bank of America Corp., 3.30%, 1/11/2023	435,000	429,004
The Bear Stearns Companies LLC, 7.25%, 2/1/2018	1,710,000	2,123,945
Citigroup, Inc., 8.50%, 5/22/2019	6,264,000	8,353,721
CME Group, Inc., 3.00%, 9/15/2022	1,905,000	1,902,592
CNG Holdings, Inc.[5], 9.375%, 5/15/2020	695,000	701,950
CNH Capital LLC (Netherlands), 6.25%, 11/1/2016	435,000	479,587
JPMorgan Chase & Co., 6.30%, 4/23/2019	2,000,000	2,439,872
JPMorgan Chase & Co., 4.95%, 3/25/2020	1,255,000	1,436,754
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[5], 7.375%, 10/1/2017	470,000	485,275
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[5], 8.875%, 8/1/2020	905,000	968,350

		19,547,798

Insurance - 0.70%
American International Group, Inc., 4.25%, 5/15/2013	200,000	202,016
American International Group, Inc., 4.875%, 6/1/2022	2,835,000	3,160,563
Fidelity National Financial, Inc., 6.60%, 5/15/2017	1,725,000	1,956,747
First American Financial Corp., 4.30%, 2/1/2023	1,050,000	1,055,502
Genworth Financial, Inc., 7.625%, 9/24/2021	875,000	1,049,037
Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	2,080,000	2,349,776

		9,773,641

Real Estate Investment Trusts (REITS) - 2.28%
BioMed Realty LP, 3.85%, 4/15/2016	470,000	497,756
Boston Properties LP, 5.875%, 10/15/2019	5,150,000	6,130,452

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Camden Property Trust, 5.70%, 5/15/2017	$ 2,270,000	$2,596,383
Digital Realty Trust LP, 5.25%, 3/15/2021	880,000	975,767
HCP, Inc., 6.70%, 1/30/2018	5,355,000	6,483,684
Health Care REIT, Inc., 6.20%, 6/1/2016	520,000	594,280
Health Care REIT, Inc., 4.95%, 1/15/2021	4,000,000	4,403,528
Mack-Cali Realty LP, 7.75%, 8/15/2019	605,000	763,479
Simon Property Group LP, 10.35%, 4/1/2019	5,215,000	7,513,939
UDR, Inc., 4.625%, 1/10/2022	1,730,000	1,897,030

		31,856,298

Total Financials		169,991,576

Health Care - 1.06%
Biotechnology - 0.44%
Amgen, Inc., 3.45%, 10/1/2020	5,750,000	6,089,215

Health Care Equipment & Supplies - 0.18%
Alere, Inc.[5], 7.25%, 7/1/2018	480,000	499,200
CR Bard, Inc., 4.40%, 1/15/2021	385,000	429,325
Fresenius Medical Care US Finance, Inc. (Germany), 6.875%, 7/15/2017	225,000	257,625
Fresenius Medical Care US Finance, Inc. (Germany)[5], 6.50%, 9/15/2018	745,000	838,125
Fresenius US Finance II, Inc. (Germany)[5], 9.00%, 7/15/2015	410,000	467,400

		2,491,675

Health Care Providers & Services - 0.27%
CHS - Community Health Systems, Inc., 7.125%, 7/15/2020	620,000	669,600
HCA, Inc., 6.50%, 2/15/2020	345,000	383,813
Health Management Associates, Inc., 6.125%, 4/15/2016	460,000	506,000
STHI Holding Corp.[5], 8.00%, 3/15/2018	300,000	324,750
UnitedHealth Group, Inc., 4.70%, 2/15/2021	1,175,000	1,337,672
UnitedHealth Group, Inc., 2.75%, 2/15/2023	630,000	622,098

		3,843,933

Life Sciences Tools & Services - 0.05%
Thermo Fisher Scientific, Inc., 4.50%, 3/1/2021	685,000	747,640

Pharmaceuticals - 0.12%
Novartis Securities Investment Ltd. (Switzerland), 5.125%, 2/10/2019	990,000	1,179,813
Valeant Pharmaceuticals International (Canada)[5], 6.75%, 8/15/2021	480,000	502,800

		1,682,613

Total Health Care		14,855,076

Industrials - 2.84%
Aerospace & Defense - 0.66%
The Boeing Co., 6.00%, 3/15/2019	2,410,000	2,960,013

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Aerospace & Defense (continued)
Bombardier, Inc. (Canada)[5], 4.25%, 1/15/2016	$ 495,000	$509,850
Bombardier, Inc. (Canada)[5], 6.125%, 1/15/2023	490,000	498,575
Ducommun, Inc., 9.75%, 7/15/2018	695,000	762,762
Honeywell International, Inc., 5.30%, 3/1/2018	405,000	482,467
Textron, Inc., 5.60%, 12/1/2017	3,150,000	3,549,379
Textron, Inc., 7.25%, 10/1/2019	350,000	422,959

		9,186,005

Air Freight & Logistics - 0.51%
Aguila 3 S.A. (Luxembourg)[5], 7.875%, 1/31/2018	920,000	975,200
FedEx Corp., 8.00%, 1/15/2019	4,690,000	6,163,598

		7,138,798

Airlines - 0.18%
Aviation Capital Group Corp.[5], 4.625%, 1/31/2018	490,000	496,412
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B, 6.375%, 1/2/2016	330,000	343,200
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	135,000	140,400
Southwest Airlines Co., 5.25%, 10/1/2014	355,000	379,538
Southwest Airlines Co., 5.75%, 12/15/2016	1,070,000	1,204,595

		2,564,145

Commercial Services & Supplies - 0.39%
Clean Harbors, Inc., 5.25%, 8/1/2020	445,000	465,025
Garda World Security Corp. (Canada)[5], 9.75%, 3/15/2017	475,000	502,313
International Lease Finance Corp., 6.375%, 3/25/2013	385,000	387,406
International Lease Finance Corp., 5.625%, 9/20/2013	345,000	353,194
Waste Management, Inc., 7.375%, 3/11/2019	3,000,000	3,774,579

		5,482,517

Industrial Conglomerates - 0.56%
General Electric Capital Corp., 5.625%, 5/1/2018	1,800,000	2,117,849
General Electric Capital Corp., 5.50%, 1/8/2020	2,610,000	3,062,412
General Electric Capital Corp., 5.30%, 2/11/2021	1,450,000	1,648,976
General Electric Co., 5.25%, 12/6/2017	180,000	210,436
Tyco Electronics Group S.A. (Switzerland), 4.875%, 1/15/2021	695,000	770,681

		7,810,354

Machinery - 0.39%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	770,000	987,285
Dynacast International LLC - Dynacast Finance, Inc., 9.25%, 7/15/2019	510,000	544,425
John Deere Capital Corp., 5.75%, 9/10/2018	2,060,000	2,496,020
Joy Global, Inc., 5.125%, 10/15/2021	380,000	417,405

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Machinery (continued)
Kennametal, Inc., 3.875%, 2/15/2022	$ 915,000	$945,307

		5,390,442

Marine - 0.05%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc., 8.875%, 11/1/2017	705,000	696,187

Road & Rail - 0.10%
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	420,000	435,594
Union Pacific Corp., 5.65%, 5/1/2017	175,000	203,836
Union Pacific Corp., 2.95%, 1/15/2023	765,000	778,931

		1,418,361

Total Industrials		39,686,809

Information Technology - 1.27%
Communications Equipment - 0.05%
Hughes Satellite Systems Corp., 6.50%, 6/15/2019	350,000	386,750
ViaSat, Inc., 6.875%, 6/15/2020	300,000	320,250

		707,000

Computers & Peripherals - 0.16%
Hewlett-Packard Co., 2.125%, 9/13/2015	1,799,000	1,807,401
Hewlett-Packard Co., 5.50%, 3/1/2018	330,000	363,611

		2,171,012

Electronic Equipment, Instruments & Components - 0.34%
Amphenol Corp., 4.00%, 2/1/2022	305,000	317,455
Corning, Inc., 6.625%, 5/15/2019	3,200,000	3,959,840
CPI International, Inc., 8.00%, 2/15/2018	505,000	505,000

		4,782,295

IT Services - 0.12%
International Business Machines Corp., 1.875%, 8/1/2022	585,000	553,092
The Western Union Co., 5.253%, 4/1/2020	995,000	1,067,063

		1,620,155

Office Electronics - 0.04%
Xerox Corp.[6], 1.71%, 9/13/2013	540,000	542,449

Software - 0.56%
Autodesk, Inc., 3.60%, 12/15/2022	6,075,000	6,057,297
Interface Security Systems Holdings, Inc. - Interface Security Systems LLC[5], 9.25%, 1/15/2018	490,000	498,575
Nuance Communications, Inc.[5], 5.375%, 8/15/2020	485,000	499,550

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Software (continued)
Oracle Corp., 3.875%, 7/15/2020	$ 695,000	$774,782

		7,830,204

Total Information Technology		17,653,115

Materials - 2.03%
Chemicals - 0.26%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	760,000	934,041
Eastman Chemical Co., 3.60%, 8/15/2022	1,095,000	1,130,379
Nufarm Australia Ltd. (Australia)[5], 6.375%, 10/15/2019	945,000	1,001,700
Trinseo Materials Operating SCA - Trinseo Materials Finance, Inc.[5], 8.75%, 2/1/2019	490,000	485,100

		3,551,220

Containers & Packaging - 0.06%
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC - Reynolds Group Issuer (Luxembourg) S.A. (New Zealand), 5.75%, 10/15/2020	735,000	751,537

Metals & Mining - 0.88%
Alcoa, Inc., 5.72%, 2/23/2019	1,522,000	1,640,049
Alcoa, Inc., 5.87%, 2/23/2022	220,000	234,862
Allegheny Technologies, Inc., 5.95%, 1/15/2021	550,000	613,056
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	2,180,000	2,772,670
Calcipar S.A. (Luxembourg)[5], 6.875%, 5/1/2018	640,000	672,000
Cliffs Natural Resources, Inc., 4.80%, 10/1/2020	1,205,000	1,206,074
FMG Resources August 2006 Pty. Ltd. (Australia)[5], 6.875%, 2/1/2018	405,000	420,187
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022	1,140,000	1,111,011
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	2,160,000	2,289,844
Shale-Inland Holdings LLC - Shale-Inland Finance Corp.[5], 8.75%, 11/15/2019	485,000	509,250
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	845,000	869,201

		12,338,204

Paper & Forest Products - 0.83%
International Paper Co., 9.375%, 5/15/2019	7,350,000	10,031,581
International Paper Co., 7.50%, 8/15/2021	455,000	591,110
Smurfit Kappa Acquisitions (Ireland)[5], 4.875%, 9/15/2018	990,000	1,019,700

		11,642,391

Total Materials		28,283,352

Telecommunication Services - 0.50%
Diversified Telecommunication Services - 0.25%
DigitalGlobe, Inc.[5], 5.25%, 2/1/2021	490,000	488,775
Inmarsat Finance plc (United Kingdom)[5], 7.375%, 12/1/2017	430,000	462,250
UPCB Finance III Ltd. (Netherlands)[5], 6.625%, 7/1/2020	600,000	640,500
UPCB Finance VI Ltd. (Netherlands)[5], 6.875%, 1/15/2022	345,000	375,187

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT/ SHARES	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc., 8.75%, 11/1/2018	$ 393,000	$537,103
Wind Acquisition Finance S.A. (Italy)[5], 7.25%, 2/15/2018	335,000	352,587
Windstream Corp., 7.50%, 6/1/2022	660,000	714,450

		3,570,852

Wireless Telecommunication Services - 0.25%
Crown Castle Towers LLC[5], 6.113%, 1/15/2020	390,000	471,866
Crown Castle Towers LLC[5], 4.883%, 8/15/2020	224,000	254,251
NII Capital Corp., 8.875%, 12/15/2019	790,000	663,600
SBA Tower Trust[5], 5.101%, 4/17/2017	200,000	223,854
SBA Tower Trust[5], 2.933%, 12/15/2017	1,785,000	1,842,365

		3,455,936

Total Telecommunication Services		7,026,788

Utilities - 0.57%
Electric Utilities - 0.56%
Allegheny Energy Supply Co. LLC[5], 5.75%, 10/15/2019	365,000	409,863
Exelon Generation Co. LLC, 5.20%, 10/1/2019	5,000,000	5,655,125
Southwestern Electric Power Co., 6.45%, 1/15/2019	680,000	819,082
System Energy Resources, Inc., 4.10%, 4/1/2023	935,000	951,693

		7,835,763

Multi-Utilities - 0.01%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	85,000	85,963

Total Utilities		7,921,726

Total Non-Convertible Corporate Bonds (Identified Cost $355,264,481)		379,942,098

TOTAL CORPORATE BONDS (Identified Cost $356,904,410)		381,642,923

MUTUAL FUND - 0.28%
iShares iBoxx High Yield Corporate Bond Fund (Identified Cost $3,692,508)	41,370	3,875,128

U.S. TREASURY SECURITIES - 1.95%
U.S. Treasury Notes - 1.95%
U.S. Treasury Note, 2.125%, 12/31/2015	$10,300,000	10,811,787
U.S. Treasury Note, 2.00%, 4/30/2016	3,750,000	3,935,156
U.S. Treasury Note, 2.75%, 12/31/2017	9,150,000	9,985,651

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE

U.S. TREASURY SECURITIES (continued)
U.S. Treasury Notes (continued)
U.S. Treasury Note, 3.75%, 11/15/2018	$ 2,250,000	$2,591,894

TOTAL U.S. TREASURY SECURITIES (Identified Cost $25,748,518)		27,324,488

ASSET-BACKED SECURITIES - 0.41%
Americredit Automobile Receivables Trust, Series 2012-5, Class A3, 0.62%, 6/8/2017	1,225,000	1,224,147
Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A5, 2.20%, 9/16/2019	2,560,000	2,598,121
FDIC Trust, Series 2011-R1, Class A5, 2.672%, 7/25/2026	1,331,312	1,366,573
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[5], 5.29%, 3/25/2016	170,000	184,671
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[5], 3.74%, 2/25/2017	300,000	322,882

TOTAL ASSET-BACKED SECURITIES (Identified Cost $5,585,326)		5,696,394

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.52%
Americold LLC Trust, Series 2010-ARTA, Class A1[5], 3.847%, 1/14/2029	418,757	447,758
BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A5, 2.959%, 12/10/2030	910,000	920,142
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4[6], 5.732%, 5/10/2045	100,000	113,675
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	1,325,000	1,503,475
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	790,000	862,852
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A4[6], 5.711%, 9/11/2038	695,000	789,319
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	830,000	944,459
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[5], 3.759%, 4/15/2044	660,000	714,445
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[6], 5.219%, 7/15/2044	480,000	528,652
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[5], 3.156%, 7/10/2046	233,320	245,793
Commercial Mortgage Pass-Through Certificates, Series 2012-CR4, Class A3, 2.853%, 10/15/2045	1,275,000	1,291,337
Commercial Mortgage Trust, Series 2006-GG7, Class A4[6], 5.862%, 7/10/2038	440,000	500,698
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1[5], 3.742%, 11/10/2046	849,177	914,748
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class A2, 2.377%, 5/25/2022 .	1,690,000	1,686,395
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	1,600,000	1,609,144
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	1,770,000	1,792,934
FREMF Mortgage Trust, Series 2011-K701, Class B5,6, 4.286%, 7/25/2048	875,000	931,572

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

FREMF Mortgage Trust, Series 2011-K702, Class B5,6, 4.77%, 4/25/2044	$ 1,250,000	$1,361,868
GS Mortgage Securities Corp. II, Series 2010-C2, Class A1[5], 3.849%, 12/10/2043	1,085,561	1,173,019
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[6], 5.294%, 1/12/2043	1,210,000	1,331,672
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[6], 5.20%, 12/15/2044	325,000	359,189
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[6], 5.868%, 4/15/2045	1,075,000	1,228,913
LSTAR Commercial Mortgage Trust, Series 2011-1, Class A5, 3.913%, 6/25/2043	843,680	881,331
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5 Class A4, 3.176%, 8/15/2045	880,000	918,506
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4A6, 5.23%, 9/15/2042	655,000	716,828
Morgan Stanley Capital I Trust, Series 2011-C1, Class A2[5], 3.884%, 9/15/2047	700,000	757,037
Motel 6 Trust, Series 2012-MTL6, Class A2[5], 1.948%, 10/5/2025	1,275,000	1,275,153
Sequoia Mortgage Trust, Series 2013-2, Class A1[6], 1.874%, 2/25/2043	1,875,000	1,864,453
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX5, 4.004%, 9/13/2028	155,000	172,688
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[6], 5.24%, 10/15/2044	88,240	97,070
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[6], 5.845%, 6/15/2045	955,000	1,096,502
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[5], 4.393%, 11/15/2043	265,000	301,062
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3, 2.918%, 10/15/2045	2,315,000	2,362,467
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2[5], 3.791%, 2/15/2044	1,470,000	1,585,848
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2, 2.029%, 3/15/2045	1,815,000	1,869,426

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $34,129,894)		35,150,430

FOREIGN GOVERNMENT BONDS - 1.72%

Bonos de la Tesoreria de la Republica en pesos (Chile), 6.00%, 1/1/2018	CLP 330,000,000	714,545
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	MYR 1,775,000	592,617
Province of Manitoba Canada, Series FH (Canada), 4.90%, 12/6/2016	$ 1,620,000	1,872,558
Province of New Brunswick Canada (Canada), 5.20%, 2/21/2017	3,500,000	4,084,500
Province of Nova Scotia Canada (Canada), 5.125%, 1/26/2017	1,250,000	1,454,750
Province of Ontario Canada (Canada), 2.30%, 5/10/2016	7,315,000	7,685,139
Province of Quebec Canada (Canada), 5.125%, 11/14/2016	6,600,000	7,651,380

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $23,444,569)		24,055,489

U.S. GOVERNMENT AGENCIES - 29.65%
Mortgage-Backed Securities - 10.85%
Fannie Mae, 0.375%, 12/21/2015	14,000,000	13,970,124
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	1,814,879	1,960,069

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	$ 163,094	$176,141
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	205,642	225,756
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	1,158,038	1,250,681
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	263,141	288,879
Fannie Mae, Pool #888815, 4.50%, 11/1/2022	207,407	222,962
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	2,011,077	2,171,963
Fannie Mae, Pool #AA1563, 4.50%, 2/1/2024	201,300	216,304
Fannie Mae, Pool #AC1557, 4.50%, 9/1/2024	376,512	404,574
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	156,484	168,709
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	149,085	160,212
Fannie Mae, Pool #745418, 5.50%, 4/1/2036	2,814,963	3,072,193
Fannie Mae, Pool #886904, 6.50%, 9/1/2036	332,203	391,716
Fannie Mae, Pool #888021, 6.00%, 12/1/2036	1,056,218	1,155,705
Fannie Mae, Pool #909786, 5.50%, 3/1/2037	1,109,957	1,204,620
Fannie Mae, Pool #918516, 5.50%, 6/1/2037	541,698	587,897
Fannie Mae, Pool #995050, 6.00%, 9/1/2037	1,260,401	1,379,121
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037	4,406,019	4,821,030
Fannie Mae, Pool #933521, 5.00%, 1/1/2038	145,242	156,812
Fannie Mae, Pool #972107, 5.00%, 2/1/2038	213,151	232,595
Fannie Mae, Pool #889260, 5.00%, 4/1/2038	138,631	149,675
Fannie Mae, Pool #889576, 6.00%, 4/1/2038	2,741,514	2,999,742
Fannie Mae, Pool #912948, 5.00%, 5/1/2038	305,316	329,637
Fannie Mae, Pool #975840, 5.00%, 5/1/2038	364,517	393,555
Fannie Mae, Pool #889579, 6.00%, 5/1/2038	2,913,879	3,189,475
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	4,227,343	4,625,524
Fannie Mae, Pool #AD0119, 6.00%, 7/1/2038	2,525,365	2,761,649
Fannie Mae, Pool #986458, 6.00%, 8/1/2038	110,906	121,110
Fannie Mae, Pool #987831, 6.00%, 9/1/2038	269,783	294,605
Fannie Mae, Pool #990897, 6.00%, 9/1/2038	591,461	645,878
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	524,320	573,706
Fannie Mae, Pool #993920, 6.00%, 11/1/2038	289,617	316,262
Fannie Mae, Pool #257497, 6.00%, 12/1/2038	161,209	176,041
Fannie Mae, Pool #AA0675, 6.00%, 12/1/2038	144,269	157,542
Fannie Mae, Pool #971022, 5.00%, 1/1/2039	290,262	313,384
Fannie Mae, Pool #AA1810, 5.00%, 1/1/2039	289,627	312,698
Fannie Mae, Pool #988811, 6.00%, 1/1/2039	208,237	227,395
Fannie Mae, Pool #983686, 5.00%, 2/1/2039	412,616	445,486
Fannie Mae, Pool #AA7681, 4.50%, 6/1/2039	3,298,625	3,540,690
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	1,094,389	1,187,724
Fannie Mae, Pool #AA6788, 6.00%, 8/1/2039	560,278	611,825
Fannie Mae, Pool #AC0463, 5.00%, 11/1/2039	286,736	309,578
Fannie Mae, Pool #AC5111, 5.00%, 11/1/2039	525,693	567,570
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	4,163,740	4,469,290

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #MA0259, 5.00%, 12/1/2039	$ 230,485	$248,846
Fannie Mae, Pool #AC8573, 5.00%, 1/1/2040	408,874	441,616
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	6,367,422	6,967,181
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	1,638,303	1,790,210
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	7,255,461	7,938,867
Fannie Mae, Pool AL2581, 6.00%, 6/1/2040	3,798,378	4,156,155
Fannie Mae, Pool #890519, 6.00%, 10/1/2040	9,913,543	10,847,318
Fannie Mae, Pool #AE0951, 4.50%, 2/1/2041	2,628,190	2,821,056
Fannie Mae, Pool #AH9054, 4.50%, 4/1/2041	1,038,142	1,119,515
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	704,415	759,629
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	2,570,424	2,767,084
Fannie Mae, Pool #AJ1415, 4.50%, 9/1/2041	675,002	727,911
Fannie Mae, Pool #AE0604, 6.00%, 7/1/2039	4,056,681	4,448,257
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	675,319	730,821
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	252,748	277,596
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	186,324	204,642
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	260,040	292,166
Freddie Mac, Pool #G08216, 5.50%, 8/1/2037	1,791,402	1,938,025
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	252,078	275,063
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	859,805	930,178
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	3,271,112	3,569,385
Freddie Mac, Pool #G04264, 5.50%, 4/1/2038	3,840,850	4,152,816
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	1,998,988	2,162,602
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	841,786	910,159
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	692,243	748,469
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	1,996,318	2,158,465
Freddie Mac, Pool #G04471, 5.50%, 7/1/2038	354,756	383,570
Freddie Mac, Pool #G04776, 5.50%, 7/1/2038	2,298,621	2,485,322
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	1,542,704	1,671,864
Freddie Mac, Pool #G05196, 5.50%, 10/1/2038	3,094,135	3,347,384
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	2,761,851	2,987,903
Freddie Mac, Pool #A86522, 4.50%, 5/1/2039	5,118,795	5,446,380
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	1,871,650	2,024,841
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	1,589,178	1,719,249
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	633,386	691,141
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	415,704	453,609
Freddie Mac, Pool #G07104, 5.50%, 5/1/2040	1,552,126	1,689,351
Freddie Mac, Pool #G06789, 6.00%, 5/1/2040	1,856,016	2,025,255
GNMA, Pool #671161, 5.50%, 11/15/2037	178,082	194,732

Total Mortgage-Backed Securities (Identified Cost $150,191,562)		151,442,737

Other Agencies - 18.80% Fannie Mae, 4.375%, 3/15/2013	23,396,000	23,517,004

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Other Agencies (continued)
Fannie Mae, 0.625%, 10/30/2014	$12,000,000	$12,071,172
Fannie Mae, 2.375%, 7/28/2015	11,500,000	12,071,837
Fannie Mae, 0.50%, 9/28/2015	23,000,000	23,061,939
Fannie Mae, 5.25%, 9/15/2016	7,000,000	8,157,352
Fannie Mae, 1.375%, 11/15/2016	20,000,000	20,531,880
Fannie Mae, 0.875%, 8/28/2017	31,000,000	30,913,696
Federal Farm Credit Bank, 5.125%, 8/25/2016	2,640,000	3,063,364
Federal Home Loan Bank, 5.00%, 11/17/2017	5,985,000	7,123,006
Freddie Mac, 0.875%, 10/28/2013	24,000,000	24,123,552
Freddie Mac, 2.875%, 2/9/2015	9,110,000	9,580,076
Freddie Mac, 2.00%, 8/25/2016	21,500,000	22,570,549
Freddie Mac, 1.00%, 3/8/2017	5,000,000	5,037,910
Freddie Mac, 1.25%, 5/12/2017	18,000,000	18,316,584
Freddie Mac, 3.75%, 3/27/2019	15,000,000	17,157,240
Freddie Mac, 2.375%, 1/13/2022	24,584,000	25,264,633

Total Other Agencies (Identified Cost $258,713,142)		262,561,794

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $408,904,704)		414,004,531

SHORT-TERM INVESTMENT - 6.74%
Dreyfus Cash Management, Inc. - Institutional Shares[7], 0.05%, (Identified Cost $94,092,410)	94,092,410	94,092,410

TOTAL INVESTMENTS - 104.57% (Identified Cost $1,358,879,765)		1,460,222,213
LIABILITIES, LESS OTHER ASSETS - (4.57%)		(63,803,526)

NET ASSETS - 100%		$1,396,418,687

ADR - American Depository Receipt

CLP - Chilean Peso

MYR - Malaysian Ringgit

*Non-income producing security

**Less than 0.01%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Traded on Canadian Stock Exchange.

3Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

4The rate shown is a fixed rate as of January 31, 2013; the rate becomes floating, based on LIBOR plus a spread, in 2022.

5Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $99,750,203 or 7.14%, of the Series’ net assets as of January 31, 2013.

6The coupon rate is floating and is the effective rate as of January 31, 2013.

7Rate shown is the current yield as of January 31, 2013.

Investment Portfolio - January 31, 2013

(unaudited)

Federal Tax Information:

On January 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,362,119,278
Unrealized appreciation	105,259,154
Unrealized depreciation	(7,156,219)

Net unrealized appreciation	$98,102,935

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity Securities:
Consumer Discretionary	$67,458,173	$58,742,663	$8,715,510	$—
Consumer Staples	47,223,288	41,384,728	5,838,560	—
Energy	63,392,702	63,014,096	378,606	—
Financials	82,247,645	77,017,226	5,230,419	—
Health Care	72,498,792	63,380,991	9,117,801	—
Industrials	37,953,982	32,478,066	5,475,916	—
Information Technology	65,877,803	62,900,669	2,977,134	—
Materials	24,007,926	20,032,598	3,975,328	—
Telecommunication Services	6,735,980	2,344,394	4,391,586	—
Utilities	1,655,550	1,655,550	—	—
Preferred Securities:
Financials	5,328,579	5,328,579	—	—
Debt securities:
U.S. Treasury and other U.S.
Government agencies	441,329,019	—	441,329,019	—
Corporate Debt:
Consumer Discretionary	58,632,303	—	58,632,303	—
Consumer Staples	12,551,073	—	12,551,073	—
Energy	23,340,280	—	23,340,280	—
Financials	169,991,576	—	169,991,576	—
Health Care	14,855,076	—	14,855,076	—
Industrials	39,686,809	—	39,686,809	—
Information Technology	17,653,115	—	17,653,115	—
Materials	28,283,352	—	28,283,352	—
Telecommunication Services	7,026,788	—	7,026,788	—
Utilities	7,921,726	—	7,921,726	—
Convertible corporate debt:
Financials	494,306	—	494,306	—
Health Care	170,888	—	170,888	—
Information Technology	61,850	—	61,850	—

Investment Portfolio - January 31, 2013

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Materials	$973,781	$—	$973,781	$—
Asset-backed securities	5,696,394	—	5,696,394	—
Commercial mortgage-backed securities	35,150,430	—	35,150,430	—
Foreign government bonds	24,055,489	—	24,055,489	—
Mutual funds	97,967,538	97,967,538	—	—

Total assets	$1,460,222,213	$526,247,098	$933,975,115	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2012 or January 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS - 45.14%
Consumer Discretionary - 8.74%
Auto Components - 0.03%
Hankook Tire Co. Ltd. (South Korea)*[1]	10,712	$440,541

Automobiles - 0.48%
Hyundai Motor Co. (South Korea)[1]	1,200	225,974
Suzuki Motor Corp. (Japan)[1]	9,500	249,278
Tesla Motors, Inc.*	13,310	499,258
Toyota Motor Corp. (Japan)[1]	4,900	234,046
Toyota Motor Corp. - ADR (Japan)	54,030	5,152,841
Yamaha Motor Co. Ltd. (Japan)[1]	29,500	375,454

		6,736,851

Distributors - 0.02%
Inchcape plc (United Kingdom)[1]	30,980	232,466

Diversified Consumer Services - 0.03%
Anhanguera Educacional Participacoes S.A. (Brazil)	22,890	445,420

Hotels, Restaurants & Leisure - 1.36%
Accor S.A. (France)[1]	174,180	6,799,067
Arcos Dorados Holdings, Inc. (Argentina)	10,350	142,209
BJ’s Restaurants, Inc.*	9,100	290,927
Carnival Corp.	271,880	10,527,194
Hyatt Hotels Corp. - Class A*	6,010	240,821
InterContinental Hotels Group plc (United Kingdom)[1]	19,637	576,350
Orient-Express Hotels Ltd. - ADR - Class A*	46,090	535,566

		19,112,134

Household Durables - 0.21%
DR Horton, Inc.	25,260	597,652
Lennar Corp. - Class A	20,240	840,770
LG Electronics, Inc. (South Korea)[1]	5,610	371,447
NVR, Inc.*	330	339,788
Rodobens Negocios Imobiliarios S.A. (Brazil)	36,860	254,513
Toll Brothers, Inc.*	16,510	618,299

		3,022,469

Internet & Catalog Retail - 0.97%
Amazon.com, Inc.*	42,460	11,273,130
HomeAway, Inc.*	36,930	885,212
Ocado Group plc (United Kingdom)*[1]	246,110	412,968
Shutterfly, Inc.*	31,830	1,052,936

		13,624,246

Media - 5.29%
AMC Networks, Inc. - Class A*	13,500	769,095
British Sky Broadcasting Group plc (United Kingdom)[1]	19,850	256,773

1

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Media (continued)
DIRECTV*	207,980	$10,636,097
Imax Corp. (Canada)*	17,710	418,487
Mediaset Espana Comunicacion S.A. (Spain)[1]	119,970	904,002
News Corp. - Class A	276,760	7,677,322
Reed Elsevier plc - ADR (United Kingdom)	4,434	192,923
Societe Television Francaise 1 (France)[1]	40,510	489,537
Time Warner, Inc.	241,150	12,182,898
Valassis Communications, Inc.	9,490	266,289
Viacom, Inc. - Class B	171,650	10,359,077
Virgin Media, Inc. - ADR (United Kingdom)	426,540	16,801,411
The Walt Disney Co.	237,780	12,811,586
Wolters Kluwer N.V. (Netherlands)[1]	16,530	334,857
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	135,390	579,437

		74,679,791

Multiline Retail - 0.04%
Marks & Spencer Group plc (United Kingdom)[1]	33,630	202,321
PPR (France)[1]	1,625	349,479

		551,800

Specialty Retail - 0.22%
Aeropostale, Inc.*	22,820	308,755
American Eagle Outfitters, Inc.	11,490	232,213
Belle International Holdings Ltd. (Hong Kong)[1]	229,900	511,329
Chico’s FAS, Inc.	10,430	187,010
Dick’s Sporting Goods, Inc.	11,070	526,821
Group 1 Automotive, Inc.	3,290	222,865
Hennes & Mauritz AB - Class B (Sweden)[1]	6,690	246,161
Komeri Co. Ltd. (Japan)[1]	4,800	128,587
Penske Automotive Group, Inc.	6,560	215,955
Rent-A-Center, Inc.	6,120	218,362
Select Comfort Corp.*	4,210	92,704
Sonic Automotive, Inc. - Class A	10,550	256,049

		3,146,811

Textiles, Apparel & Luxury Goods - 0.09%
Adidas AG (Germany)[1]	4,150	385,398
Burberry Group plc (United Kingdom)[1]	13,620	292,597
Daphne International Holdings Ltd. (China)[1]	288,000	370,779
Hugo Boss AG (Germany)*[1]	1,880	220,908

		1,269,682

Total Consumer Discretionary		123,262,211

2

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples - 3.01%
Beverages - 0.22%
C&C Group plc (Ireland)*[1]	82,070	$534,883
Carlsberg A/S - Class B (Denmark)[1]	5,800	620,418
Cia Cervecerias Unidas S.A. - ADR (Chile)	9,075	289,946
Diageo plc (United Kingdom)[1]	22,700	675,734
Kirin Holdings Co. Ltd. (Japan)[1]	30,000	374,873
SABMiller plc (United Kingdom)[1]	3,710	185,249
Tsingtao Brewery Co. Ltd. - Class H (China)[1]	66,000	381,480

		3,062,583

Food & Staples Retailing - 0.20%
Carrefour S.A. (France)[1]	23,260	663,141
Casino Guichard-Perrachon S.A. (France)[1]	2,420	236,988
Distribuidora Internacional de Alimentacion S.A. (Spain)[1]	55,640	410,741
The Fresh Market, Inc.*	1,900	92,891
Koninklijke Ahold N.V. (Netherlands)[1]	11,940	175,452
Tesco plc (United Kingdom)[1]	182,805	1,033,141
Whole Foods Market, Inc.	2,310	222,337

		2,834,691

Food Products - 2.49%
Barry Callebaut AG (Switzerland)[1]	370	372,011
Biostime International Holdings Ltd. (China)[1]	41,500	172,134
BRF - Brasil Foods S.A. (Brazil)	8,180	179,674
Charoen Pokphand Foods PCL (Thailand)[1]	482,180	573,927
Danone S.A. (France)[1]	13,550	939,038
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)	138,570	358,015
Kraft Foods Group, Inc.	82,953	3,834,088
M Dias Branco S.A. (Brazil)	5,100	202,351
Mondelez International, Inc. - Class A	249,660	6,938,051
Nestle S.A. (Switzerland)[1]	131,880	9,260,282
Unilever plc - ADR (United Kingdom)	302,529	12,309,905

		35,139,476

Personal Products - 0.06%
Beiersdorf AG (Germany)[1]	3,150	276,453
Kao Corp. (Japan)[1]	10,300	295,465
Natura Cosmeticos S.A. (Brazil)	9,100	245,396

		817,314

Tobacco - 0.04%
Gudang Garam Tbk PT (Indonesia)[1]	38,000	202,328

3

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Tobacco (continued)
Swedish Match AB (Sweden)[1]	10,430	$391,421

		593,749

Total Consumer Staples		42,447,813

Energy - 6.03%
Energy Equipment & Services - 2.08%
Baker Hughes, Inc.	186,790	8,353,249
Bourbon S.A. (France)[1]	1,950	59,489
Calfrac Well Services Ltd. (Canada)	17,630	453,211
CARBO Ceramics, Inc.	970	77,707
Cie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	8,858	256,612
Gulfmark Offshore, Inc. - Class A	2,680	93,157
Hornbeck Offshore Services, Inc.*	2,900	106,749
ION Geophysical Corp.*	32,500	221,000
Key Energy Services, Inc.*	12,140	98,698
National Oilwell Varco, Inc.	1,250	92,675
Petroleum Geo-Services ASA (Norway)[1]	16,200	287,396
Schlumberger Ltd.	139,415	10,881,341
Trican Well Service Ltd. (Canada)	40,240	550,708
Weatherford International Ltd. - ADR*	588,620	7,858,077

		29,390,069

Oil, Gas & Consumable Fuels - 3.95%
Apache Corp.	35,870	3,004,471
Cameco Corp. (Canada)	18,770	404,493
Cloud Peak Energy, Inc.*	22,330	390,998
Encana Corp. (Canada)	25,570	495,035
EOG Resources, Inc.	30,450	3,805,641
Hess Corp.	521,740	35,040,058
Pacific Rubiales Energy Corp. (Colombia)	12,470	290,933
Paladin Energy Ltd. (Australia)*[2]	215,400	254,834
Petroleo Brasileiro S.A. - ADR (Brazil)	289,290	5,233,256
Range Resources Corp.	78,210	5,253,366
Royal Dutch Shell plc - Class B (Netherlands)[1]	6,202	225,423
Royal Dutch Shell plc - Class B - ADR (Netherlands)	6,790	493,769
Statoil ASA (Norway)[1]	12,290	327,436
Talisman Energy, Inc. (Canada)	39,250	490,330

		55,710,043

Total Energy		85,100,112

Financials - 5.94%
Capital Markets - 0.04%
Deutsche Bank AG (Germany)[1]	10,800	558,566

4

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Commercial Banks - 0.60%
Barclays plc (United Kingdom)[1]	113,770	$546,214
BNP Paribas S.A. (France)[1]	10,140	636,224
Cathay General Bancorp.	34,050	660,910
CIT Group, Inc.*	13,970	591,629
Glacier Bancorp, Inc.	39,500	615,410
Hong Leong Financial Group Berhad (Malaysia)[1]	117,900	522,145
HSBC Holdings plc (United Kingdom)[1]	32,900	374,129
HSBC Holdings plc - ADR (United Kingdom)	23,230	1,320,858
ICICI Bank Ltd. - ADR (India)	21,650	991,570
Standard Chartered plc (United Kingdom)[1]	29,870	794,197
Sumitomo Mitsui Trust Holdings, Inc. (Japan)[1]	106,000	391,517
Wells Fargo & Co.	28,540	994,048

		8,438,851

Consumer Finance - 1.30%
American Express Co.	115,700	6,804,317
Discover Financial Services	302,530	11,614,127

		18,418,444

Diversified Financial Services - 1.04%
JPMorgan Chase & Co.	28,640	1,347,512
JSE Ltd. (South Africa)[1]	197,380	1,513,733
MarketAxess Holdings, Inc.	50,050	1,892,391
Moody’s Corp.	172,360	9,448,775
The NASDAQ OMX Group, Inc.	17,360	491,635

		14,694,046

Insurance - 0.40%
Admiral Group plc (United Kingdom)[1]	63,540	1,233,897
Allianz SE (Germany)[1]	7,010	1,003,035
AXA S.A. (France)[1]	11,080	205,144
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	131,700	1,421,925
Mapfre S.A. (Spain)[1]	204,600	629,404
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	3,525	647,382
Zurich Insurance Group AG (Switzerland)[1]	1,580	454,356

		5,595,143

Real Estate Investment Trusts (REITS) - 2.50%
Agree Realty Corp.	6,900	195,684
Alexandria Real Estate Equities, Inc.	25,340	1,837,150
Alstria Office REIT AG (Germany)[1]	38,200	466,809
American Assets Trust, Inc.	12,960	374,544
American Campus Communities, Inc.	14,830	690,633
Apartment Investment & Management Co. - Class A	14,110	384,921

5

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Associated Estates Realty Corp.	30,940	$499,681
AvalonBay Communities, Inc.	3,230	419,222
BioMed Realty Trust, Inc.	161,140	3,279,199
Boston Properties, Inc.	8,650	910,672
Camden Property Trust	6,420	445,484
Cedar Realty Trust, Inc.	36,960	203,650
Coresite Realty Corp.	24,760	730,420
Corporate Office Properties Trust	114,550	3,030,993
CubeSmart	30,510	465,277
Digital Realty Trust, Inc.	46,190	3,136,763
DuPont Fabros Technology, Inc.	141,380	3,342,223
Education Realty Trust, Inc.	32,910	353,782
Equity Lifestyle Properties, Inc.	5,200	372,320
Equity One, Inc.	18,930	428,007
Equity Residential	7,740	428,719
General Growth Properties, Inc.	30,160	588,723
HCP, Inc.	17,310	803,011
Health Care REIT, Inc.	13,190	828,860
Healthcare Realty Trust, Inc.	10,040	255,819
Healthcare Trust of America, Inc.*	26,430	283,065
Home Properties, Inc.	10,250	630,067
Host Hotels & Resorts, Inc.	53,994	906,559
Kimco Realty Corp.	12,820	266,271
Land Securities Group plc (United Kingdom)[1]	31,610	402,601
LTC Properties, Inc.	7,050	262,542
The Macerich Co.	4,210	251,421
Mack-Cali Realty Corp.	22,970	624,095
Mid-America Apartment Communities, Inc.	9,110	595,521
National Retail Properties, Inc.	15,760	504,635
Pebblebrook Hotel Trust	49,230	1,226,319
Potlatch Corp.	3,130	135,811
Public Storage	2,630	404,836
Realty Income Corp.	6,480	283,046
Simon Property Group, Inc.	9,630	1,542,533
Sovran Self Storage, Inc.	12,950	844,858
Tanger Factory Outlet Centers	6,410	227,042
Taubman Centers, Inc.	3,490	284,435
UDR, Inc.	29,900	714,311
Unibail-Rodamco SE (France)[1]	1,410	333,000
Vornado Realty Trust	1,490	125,845

		35,321,379

6

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Management & Development - 0.05%
General Shopping Brasil S.A. (Brazil)*	109,330	$548,475
Thomas Properties Group, Inc.	21,900	112,785

		661,260

Thrifts & Mortgage Finance - 0.01%
Aareal Bank AG (Germany)*[1]	8,370	199,393

Total Financials		83,887,082

Health Care - 6.07%
Biotechnology - 0.39%
Green Cross Corp. (South Korea)[1]	11,580	1,494,793
Incyte Corp. Ltd.*	51,470	946,019
Myriad Genetics, Inc.*	72,740	1,968,344
Protalix BioTherapeutics, Inc.*	95,650	488,771
Seattle Genetics, Inc.*	21,920	645,544

		5,543,471

Health Care Equipment & Supplies - 1.37%
Abaxis, Inc.	25,440	985,037
Alere, Inc.*	46,300	984,338
Becton, Dickinson and Co.	82,580	6,940,023
BioMerieux (France)[1]	10,240	977,749
Carl Zeiss Meditec AG (Germany)[1]	12,060	393,784
DexCom, Inc.*	118,300	1,801,709
GN Store Nord A/S (Denmark)[1]	7,180	116,826
HeartWare International, Inc.*	9,220	833,304
Insulet Corp.*	73,270	1,690,339
Mindray Medical International Ltd. - ADR (China)	29,600	1,118,880
Neogen Corp.*	7,610	353,789
Sirona Dental Systems, Inc.*	15,040	999,709
Straumann Holding AG (Switzerland)[1]	5,370	722,577
Thoratec Corp.*	22,580	824,847
Volcano Corp.*	21,790	545,622

		19,288,533

Health Care Providers & Services - 0.66%
HMS Holdings Corp.*	20,050	546,563
Life Healthcare Group Holdings Ltd. (South Africa)[1]	19,899	69,986
Odontoprev S.A. (Brazil)	117,630	599,565
Qualicorp S.A. (Brazil)*	87,570	905,889
Sonic Healthcare Ltd. (Australia)[1]	80,860	1,152,247
Universal Health Services, Inc. - Class B	106,500	6,032,160

		9,306,410

7

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE
COMMON STOCKS (continued)
Health Care (continued)
Health Care Technology - 0.98%
Cerner Corp.*	149,438	$12,336,107
Computer Programs & Systems, Inc.	12,140	638,685
Greenway Medical Technologies, Inc.*	57,230	852,727

		13,827,519

Life Sciences Tools & Services - 0.65%
Gerresheimer AG (Germany)[1]	7,520	386,637
Lonza Group AG (Switzerland)[1]	19,240	1,132,171
Luminex Corp.*	28,390	521,808
QIAGEN N.V. (Netherlands)*[1]	11,170	234,487
QIAGEN N.V. - ADR (Netherlands)*	266,750	5,601,750
WuXi PharmaTech Cayman, Inc. - ADR (China)*	82,460	1,334,203

		9,211,056

Pharmaceuticals - 2.02%
AstraZeneca plc (United Kingdom)[1]	1,890	91,324
AstraZeneca plc - ADR (United Kingdom)	11,950	575,751
Bayer AG (Germany)[1]	9,575	944,881
GlaxoSmithKline plc (United Kingdom)[1]	12,270	280,662
Johnson & Johnson	143,220	10,586,822
Novo Nordisk A/S - Class B (Denmark)[1]	74,630	13,738,794
Santen Pharmaceutical Co. Ltd. (Japan)[1]	15,000	617,749
Shire plc (Ireland)[1]	16,965	567,515
Takeda Pharmaceutical Co. Ltd. (Japan)[1]	2,400	123,328
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	7,240	275,048
UCB S.A. (Belgium)[1]	12,340	712,280

		28,514,154

Total Health Care		85,691,143

Industrials - 2.76%
Airlines - 0.87%
Ryanair Holdings plc - ADR (Ireland)	11,310	440,525
Southwest Airlines Co.	948,065	10,627,809
Spirit Airlines, Inc.*	42,350	821,167
US Airways Group, Inc.*	31,210	445,679

		12,335,180

Building Products - 0.01%
A.O. Smith Corp.	1,760	121,933

Commercial Services & Supplies - 0.04%
Edenred (France)[1]	2,230	71,460
Interface, Inc.	6,660	111,755

8

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Commercial Services & Supplies (continued)
Tomra Systems ASA (Norway)[1]	49,750	$423,346

		606,561

Electrical Equipment - 0.17%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	17,600	376,816
Alstom S.A. (France)[1]	15,620	692,371
Nexans S.A. (France)[1]	2,630	136,211
Polypore International, Inc.*	17,960	693,076
Prysmian S.p.A. (Italy)[1]	6,220	132,929
Schneider Electric S.A. (France)[1]	3,960	301,266

		2,332,669

Industrial Conglomerates - 0.11%
Siemens AG (Germany)[1]	13,900	1,522,923

Machinery - 0.85%
AGCO Corp.*	4,370	231,610
Astec Industries, Inc.	2,450	86,534
FANUC Corp. (Japan)[1]	5,400	842,673
Graham Corp.	11,310	262,053
Joy Global, Inc.	1,510	95,387
Kennametal, Inc.	2,380	97,604
KUKA AG (Germany)*[1]	2,930	113,662
Pall Corp.	112,130	7,658,479
Pentair Ltd. - ADR	6,900	349,692
Titan International, Inc.	11,250	273,263
Turk Traktor ve Ziraat Makineleri AS (Turkey)[1]	20,300	571,325
Wabash National Corp.*	43,950	454,883
Westport Innovations, Inc. - ADR (Canada)*	29,170	801,008
Xylem, Inc.	7,580	211,709

		12,049,882

Marine - 0.06%
Baltic Trading Ltd.	30,380	98,127
D/S Norden A/S (Denmark)[1]	6,410	196,809
Diana Shipping, Inc. - ADR (Greece)*	4,820	42,030
Mitsui OSK Lines Ltd. (Japan)[1]	29,000	95,686
Nippon Yusen Kabushiki Kaisha (Japan)[1]	37,000	88,665
Pacific Basin Shipping Ltd. (Hong Kong)[1]	89,000	51,779
Sinotrans Shipping Ltd. (China)[1]	1,078,000	288,784

		861,880

Professional Services - 0.47%
Adecco S.A. (Switzerland)[1]	97,650	5,599,572
ALS Ltd. (Australia)[1]	18,990	223,257

9

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Professional Services (continued)
Experian plc (United Kingdom)[1]	20,290	$347,085
Manpower, Inc.	9,633	496,099

		6,666,013

Trading Companies & Distributors - 0.08%
Brenntag AG (Germany)[1]	2,380	338,846
Fastenal Co.	3,700	183,816
Mills Estruturas e Servicos de Engenharia S.A. (Brazil)	26,800	450,850
MSC Industrial Direct Co., Inc. - Class A	1,060	83,867

		1,057,379

Transportation Infrastructure - 0.10%
Groupe Eurotunnel S.A. (France)[1]	74,880	636,727
Malaysia Airports Holdings Berhad (Malaysia)[1]	425,420	754,446

		1,391,173

Total Industrials		38,945,593

Information Technology - 8.85%
Communications Equipment - 2.45%
Alcatel-Lucent - ADR (France)*	247,200	410,352
Infinera Corp.*	201,490	1,436,624
Juniper Networks, Inc.*	880,040	19,695,295
Polycom, Inc.*	59,190	652,866
Qualcomm, Inc.	172,390	11,382,912
Riverbed Technology, Inc.*	49,630	962,822

		34,540,871

Computers & Peripherals - 1.48%
3D Systems Corp.*	850	49,173
Apple, Inc.	1,560	710,284
EMC Corp.*	809,220	19,914,904
Fusion-io, Inc.*	5,340	93,343
Stratasys Ltd.*	610	47,873

		20,815,577

Electronic Equipment, Instruments & Components - 0.21%
Amphenol Corp. - Class A	10,130	684,484
Hitachi Ltd. (Japan)[1]	177,000	1,050,335
Keyence Corp. (Japan)[1]	1,123	311,557
Rofin-Sinar Technologies, Inc.*	36,580	937,545

		2,983,921

Internet Software & Services - 1.13%
Google, Inc. - Class A*	17,206	13,002,402
LinkedIn Corp. - Class A*	6,030	746,454

10

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Internet Software & Services (continued)
LogMeIn, Inc.*	10,190	$231,313
NHN Corp. (South Korea)*[1]	2,380	526,354
Tencent Holdings Ltd. (China)[1]	25,700	897,620
Velti plc - ADR (Ireland)*	155,430	578,200

		15,982,343

IT Services - 1.60%
Amdocs Ltd. - ADR	32,860	1,172,773
Cap Gemini S.A. (France)[1]	31,780	1,531,488
Cielo S.A. (Brazil)	23,500	664,634
InterXion Holding NV - ADR (Netherlands)*	2,240	51,498
Sapient Corp.*	19,310	233,844
VeriFone Systems, Inc.*	259,930	9,024,770
The Western Union Co.	620,310	8,827,011
Wirecard AG (Germany)[1]	47,100	1,072,840

		22,578,858

Semiconductors & Semiconductor Equipment - 0.13%
Samsung Electronics Co. Ltd. (South Korea)[1]	590	784,956
Sumco Corp. (Japan)*[1]	49,600	516,790
Tokyo Electron Ltd. (Japan)[1]	12,160	522,900

		1,824,646

Software - 1.85%
Aspen Technology, Inc.*	3,640	111,384
Autodesk, Inc.*	254,410	9,891,461
Aveva Group plc (United Kingdom)[1]	5,580	191,208
Electronic Arts, Inc.*	891,350	14,020,935
RealPage, Inc.*	40,390	942,703
SAP AG (Germany)[1]	12,350	1,012,783

		26,170,474

Total Information Technology		124,896,690

Materials - 2.63%
Chemicals - 2.01%
Air Products & Chemicals, Inc.	58,630	5,126,021
BASF SE (Germany)[1]	8,160	826,444
Flotek Industries, Inc.*	9,940	133,792
Johnson Matthey plc (United Kingdom)[1]	12,722	456,562
Linde AG (Germany)[1]	4,880	889,487
Monsanto Co.	133,470	13,527,185
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	1,300	79,515
Syngenta AG (Switzerland)[1]	16,470	7,082,723
Wacker Chemie AG (Germany)[1]	1,270	90,344

11

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Materials (continued)
Chemicals (continued)
Yingde Gases (Hong Kong)[1]	184,000	$206,411

		28,418,484

Construction Materials - 0.04%
CRH plc (Ireland)[1]	12,940	278,862
Holcim Ltd. (Switzerland)[1]	2,850	221,842

		500,704

Metals & Mining - 0.58%
Alcoa, Inc.	823,990	7,284,072
Alumina Ltd. (Australia)[1]	276,240	319,110
Impala Platinum Holdings Ltd. (South Africa)[1]	9,660	175,088
Norsk Hydro ASA (Norway)[1]	18,130	87,038
Umicore S.A. (Belgium)[1]	6,430	334,545

		8,199,853

Total Materials		37,119,041

Telecommunication Services - 1.05%
Diversified Telecommunication Services - 0.98%
Swisscom AG - ADR (Switzerland)[3]	7,815	345,345
Telefonica S.A. - ADR (Spain)	37,580	539,649
Telenor ASA (Norway)[1]	554,530	12,216,580
Telenor ASA - ADR (Norway)[3]	9,580	632,663

		13,734,237

Wireless Telecommunication Services - 0.07%
MTN Group Ltd. (South Africa)[1]	10,810	211,505
SK Telecom Co. Ltd. - ADR (South Korea)	48,180	816,651

		1,028,156

Total Telecommunication Services		14,762,393

Utilities - 0.06%
Independent Power Producers & Energy Traders - 0.03%
Dynegy, Inc.*	21,980	439,600

Multi-Utilities - 0.01%
GDF Suez (France)[1]	3,795	77,849

Water Utilities - 0.02%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	13,330	324,389

Total Utilities		841,838

TOTAL COMMON STOCKS (Identified Cost $536,754,165)		636,953,916

12

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT	VALUE

PREFERRED STOCKS - 0.30%
Financials - 0.30%
Commercial Banks - 0.23%
BB&T Corp., Series D (non-cumulative), 5.85%	44,000	$1,136,960
PNC Financial Services Group, Inc., Series Q (non-cumulative), 5.375%	47,175	1,186,451
U.S. Bancorp., Series F (non-cumulative), 6.50%[4]	29,800	855,856

		3,179,267

Real Estate Investment Trusts (REITS) - 0.07%
Public Storage, Series Q, 6.50%	37,110	1,009,763

Total Financials		4,189,030

TOTAL PREFERRED STOCKS (Identified Cost $3,952,125)		4,189,030

CORPORATE BONDS - 23.47%
Convertible Corporate Bonds - 0.20%
Financials - 0.07%
Real Estate Investment Trusts (REITS) - 0.07%
BioMed Realty LP5, 3.75%, 1/15/2030	$825,000	994,641

Health Care - 0.03%
Health Care Equipment & Supplies - 0.03%
Alere, Inc., 3.00%, 5/15/2016	330,000	313,294
Medtronic, Inc., 1.625%, 4/15/2013	90,000	90,337

Total Health Care		403,631

Information Technology - 0.02%
Computers & Peripherals - 0.02%
EMC Corp., 1.75%, 12/1/2013	215,000	332,444

Materials - 0.08%
Containers & Packaging - 0.08%
Owens-Brockway Glass Container, Inc.[5], 3.00%, 6/1/2015	1,115,000	1,113,606

Total Convertible Corporate Bonds (Identified Cost $2,705,131)		2,844,322

Non-Convertible Corporate Bonds - 23.27%
Consumer Discretionary - 2.56%
Auto Components - 0.06%
Exide Technologies, 8.625%, 2/1/2018	380,000	327,750
UCI International, Inc., 8.625%, 2/15/2019	555,000	563,325

		891,075

Hotels, Restaurants & Leisure - 0.33%
Choice Hotels International, Inc., 5.70%, 8/28/2020	640,000	700,800
International Game Technology, 7.50%, 6/15/2019	2,415,000	2,876,156

13

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc., 3.875%, 11/1/2020	$960,000	$1,026,840

		4,603,796

Household Durables - 0.51%
Newell Rubbermaid, Inc., 4.70%, 8/15/2020	1,855,000	2,035,265
Taylor Morrison Communities, Inc. - Monarch Communities, Inc.[5], 7.75%, 4/15/2020	620,000	666,500
Tupperware Brands Corp., 4.75%, 6/1/2021	3,750,000	3,906,877
Weekley Homes LLC - Weekley Finance Corp.[5], 6.00%, 2/1/2023	550,000	561,000

		7,169,642

Internet & Catalog Retail - 0.04%
Netflix, Inc.[5], 5.375%, 2/1/2021	550,000	547,250

Media - 0.97%
Cablevision Systems Corp., 8.625%, 9/15/2017	535,000	627,287
Comcast Corp., 5.15%, 3/1/2020	320,000	372,510
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	1,930,000	2,190,110
Discovery Communications LLC, 5.05%, 6/1/2020	2,015,000	2,309,603
Nara Cable Funding Ltd. (Spain)[5], 8.875%, 12/1/2018	680,000	693,600
NBCUniversal Media LLC, 5.15%, 4/30/2020	1,940,000	2,259,452
Sirius XM Radio, Inc.[5], 8.75%, 4/1/2015	485,000	549,263
Sirius XM Radio, Inc.[5], 5.25%, 8/15/2022	545,000	554,537
Time Warner, Inc., 4.875%, 3/15/2020	1,200,000	1,376,590
Time Warner, Inc., 4.75%, 3/29/2021	1,435,000	1,622,523
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[5], 5.50%, 1/15/2023	565,000	576,300
Virgin Media Finance plc (United Kingdom), 4.875%, 2/15/2022	540,000	538,650

		13,670,425

Multiline Retail - 0.07%
Target Corp., 6.00%, 1/15/2018	790,000	961,238

Specialty Retail - 0.49%
Advance Auto Parts, Inc., 4.50%, 1/15/2022	1,955,000	1,999,533
Dufry Finance SCA (Switzerland)[5], 5.50%, 10/15/2020	520,000	543,400
The Home Depot, Inc., 5.40%, 3/1/2016	1,615,000	1,837,143
Lowe’s Companies, Inc., 6.10%, 9/15/2017	620,000	747,761
O’Reilly Automotive, Inc., 4.875%, 1/14/2021	920,000	1,002,410
Rent-A-Center, Inc., 6.625%, 11/15/2020	750,000	816,563

		6,946,810

Textiles, Apparel & Luxury Goods - 0.09%
Jones Group, Inc. - Apparel Group Holdings - Apparel Group USA - Footwear Accessories Retail, 6.875%, 3/15/2019	530,000	553,187

14

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods (continued)
VF Corp., 5.95%, 11/1/2017	$640,000	$750,189

		1,303,376

Total Consumer Discretionary		36,093,612

Consumer Staples - 0.48%
Beverages - 0.08%
Beam, Inc., 5.375%, 1/15/2016	234,000	260,637
Constellation Brands, Inc., 7.25%, 9/1/2016	565,000	646,925
PepsiCo, Inc., 7.90%, 11/1/2018	187,000	250,592

		1,158,154

Food Products - 0.40%
C&S Group Enterprises LLC[5], 8.375%, 5/1/2017	770,000	818,125
Kraft Foods Group, Inc., 6.125%, 8/23/2018	702,000	857,023
Land O’ Lakes, Inc.[5], 6.00%, 11/15/2022	515,000	551,050
Minerva Luxembourg S.A. (Brazil)[5], 7.75%, 1/31/2023	810,000	830,250
Mondelez International, Inc., 6.125%, 2/1/2018	248,000	298,801
Shearer’s Foods LLC - Chip Finance Corp.[5], 9.00%, 11/1/2019	540,000	579,150
Tyson Foods, Inc., 4.50%, 6/15/2022	995,000	1,070,038
Wells Enterprises, Inc.[5], 6.75%, 2/1/2020	540,000	560,250

		5,564,687

Total Consumer Staples		6,722,841

Energy - 1.58%
Energy Equipment & Services - 0.84%
Baker Hughes, Inc., 7.50%, 11/15/2018	1,085,000	1,424,839
Calfrac Holdings LP (Canada)[5], 7.50%, 12/1/2020	1,105,000	1,116,050
Petroleum Geo-Services ASA (Norway)[5], 7.375%, 12/15/2018	530,000	577,700
Schlumberger Oilfield plc[5], 4.20%, 1/15/2021	905,000	1,007,974
SESI LLC, 6.375%, 5/1/2019	565,000	604,550
Shelf Drilling Holdings Ltd. (United Arab Emirates)[5], 8.625%, 11/1/2018	540,000	569,700
Sidewinder Drilling, Inc.[5], 9.75%, 11/15/2019	540,000	541,350
Thermon Industries, Inc., 9.50%, 5/1/2017	481,000	536,315
Weatherford International Ltd., 9.625%, 3/1/2019	4,175,000	5,442,350

		11,820,828

Oil, Gas & Consumable Fuels - 0.74%
Carrizo Oil & Gas, Inc., 7.50%, 9/15/2020	545,000	566,800
Chesapeake Oilfield Operating LLC - Chesapeake Oilfield Finance, Inc.[5], 6.625%, 11/15/2019	1,130,000	1,118,700
CVR Refining LLC - Coffeyville Finance, Inc.[5], 6.50%, 11/1/2022	545,000	549,087
EOG Resources, Inc., 2.625%, 3/15/2023	1,005,000	986,542
EPL Oil & Gas, Inc.[5], 8.25%, 2/15/2018	650,000	684,125

15

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
EV Energy Partners LP - EV Energy Finance Corp., 8.00%, 4/15/2019	$ 655,000	$699,213
Gulfport Energy Corp.[5], 7.75%, 11/1/2020	815,000	859,825
Northern Tier Energy LLC - Northern Tier Finance Corp.[5], 7.125%, 11/15/2020	535,000	561,750
PBF Holding Co. LLC - PBF Finance Corp.[5], 8.25%, 2/15/2020	510,000	550,800
Petrobras International Finance Co. (Brazil), 5.375%, 1/27/2021	2,845,000	3,117,033
Sabine Pass Liquefaction LLC[5], 5.625%, 2/1/2021	820,000	823,075

		10,516,950

Total Energy		22,337,778

Financials - 11.49%
Capital Markets - 2.87%
BNP Paribas Home Loan Covered Bonds S.A. (France)[5], 2.20%, 11/2/2015	4,045,000	4,181,721
The Charles Schwab Corp., 4.45%, 7/22/2020	4,740,000	5,336,534
Credit Suisse AG (Switzerland)[5], 2.60%, 5/27/2016	5,710,000	6,013,663
Goldman Sachs Capital I, 6.345%, 2/15/2034	795,000	823,659
Goldman Sachs Capital II6, 4.00%, 6/1/2043	1,215,000	990,225
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	2,100,000	2,467,193
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	4,285,000	4,863,205
Jefferies Group, Inc., 8.50%, 7/15/2019	2,470,000	3,070,136
Jefferies Group, Inc., 5.125%, 1/20/2023	2,100,000	2,154,001
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	940,000	1,132,348
Morgan Stanley, 5.55%, 4/27/2017	687,000	765,808
Morgan Stanley, 7.30%, 5/13/2019	940,000	1,150,677
Morgan Stanley, 5.50%, 1/26/2020	4,255,000	4,751,929
Morgan Stanley, 5.75%, 1/25/2021	2,500,000	2,840,847

		40,541,946

Commercial Banks - 3.93%
Bank of Montreal (Canada)[5], 1.30%, 10/31/2014	3,430,000	3,480,421
Bank of Montreal (Canada)[5], 2.625%, 1/25/2016	2,730,000	2,884,518
Bank of Montreal (Canada), 1.95%, 1/30/2017	6,730,000	6,987,759
Bank of Nova Scotia (Canada)[5], 1.65%, 10/29/2015	4,045,000	4,152,193
Barclays Bank plc (United Kingdom)[5], 2.50%, 9/21/2015	4,045,000	4,205,166
Canadian Imperial Bank of Commerce (Canada)[5], 1.50%, 12/12/2014	2,450,000	2,497,040
Commonwealth Bank of Australia (Australia)[5], 0.75%, 1/15/2016	1,685,000	1,680,113
KeyBank National Association, 5.45%, 3/3/2016	1,340,000	1,500,155
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	2,050,000	2,464,311
National Bank of Canada (Canada)[5], 2.20%, 10/19/2016	4,650,000	4,875,060
National City Corp., 6.875%, 5/15/2019	2,400,000	2,990,306
PNC Bank National Association, 5.25%, 1/15/2017	545,000	619,354
Royal Bank of Canada (Canada)[5], 3.125%, 4/14/2015	5,215,000	5,503,911
Royal Bank of Canada (Canada), 1.20%, 9/19/2017	1,790,000	1,782,482

16

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Commercial Banks (continued)
Santander Holdings USA, Inc., 4.625%, 4/19/2016	$ 260,000	$276,510
The Toronto-Dominion Bank (Canada)[5], 2.20%, 7/29/2015	4,045,000	4,206,395
The Toronto-Dominion Bank (Canada)[5], 1.625%, 9/14/2016	2,300,000	2,364,170
Wachovia Corp., 5.25%, 8/1/2014	1,300,000	1,384,248
Westpac Banking Corp. (Australia)[5], 1.25%, 12/15/2017	1,625,000	1,612,813

		55,466,925

Consumer Finance - 0.60%
American Express Co.[5], 2.65%, 12/2/2022	6,284,000	6,100,457
American Express Co.[6], 6.80%, 9/1/2066	950,000	1,009,375
Credit Acceptance Corp., 9.125%, 2/1/2017	520,000	568,100
General Motors Financial Co., Inc.[5], 4.75%, 8/15/2017	820,000	856,970

		8,534,902

Diversified Financial Services - 1.36%
Bank of America Corp., 5.75%, 8/15/2016	980,000	1,083,965
Bank of America Corp., 3.30%, 1/11/2023	545,000	537,488
Citigroup, Inc., 8.50%, 5/22/2019	4,879,000	6,506,673
CME Group, Inc., 3.00%, 9/15/2022	2,240,000	2,237,169
CNG Holdings, Inc.[5], 9.375%, 5/15/2020	635,000	641,350
CNH Capital LLC (Netherlands), 6.25%, 11/1/2016	500,000	551,250
JPMorgan Chase & Co., 6.30%, 4/23/2019	1,130,000	1,378,528
JPMorgan Chase & Co., 4.95%, 3/25/2020	4,040,000	4,625,089
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[5], 7.375%, 10/1/2017	530,000	547,225
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[5], 8.875%, 8/1/2020	985,000	1,053,950

		19,162,687

Insurance - 0.98%
American International Group, Inc., 4.25%, 5/15/2013	485,000	489,888
American International Group, Inc., 4.875%, 6/1/2022	3,365,000	3,751,426
Fidelity National Financial, Inc., 6.60%, 5/15/2017	1,985,000	2,251,677
First American Financial Corp., 4.30%, 2/1/2023	1,525,000	1,532,991
Genworth Financial, Inc., 7.625%, 9/24/2021	2,175,000	2,607,607
Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	2,845,000	3,213,997

		13,847,586

Real Estate Investment Trusts (REITS) - 1.75%
BioMed Realty LP, 3.85%, 4/15/2016	950,000	1,006,102
Boston Properties LP, 5.875%, 10/15/2019	1,285,000	1,529,637
Boston Properties LP, 5.625%, 11/15/2020	410,000	483,990
Camden Property Trust, 5.70%, 5/15/2017	705,000	806,366
Digital Realty Trust LP, 5.875%, 2/1/2020	4,750,000	5,417,185

17

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
HCP, Inc., 6.70%, 1/30/2018	$ 3,675,000	$4,449,587
Health Care REIT, Inc., 6.20%, 6/1/2016	3,640,000	4,159,959
Mack-Cali Realty LP, 7.75%, 8/15/2019	770,000	971,700
Simon Property Group LP, 10.35%, 4/1/2019	1,060,000	1,527,282
Simon Property Group LP, 5.65%, 2/1/2020	1,795,000	2,144,709
UDR, Inc., 4.625%, 1/10/2022	1,980,000	2,171,167

		24,667,684

Total Financials		162,221,730

Health Care - 1.09%
Biotechnology - 0.36%
Amgen, Inc., 3.45%, 10/1/2020	4,750,000	5,030,221

Health Care Equipment & Supplies - 0.24%
Alere, Inc.[5], 7.25%, 7/1/2018	540,000	561,600
CR Bard, Inc., 4.40%, 1/15/2021	905,000	1,009,193
Fresenius Medical Care US Finance, Inc. (Germany), 6.875%, 7/15/2017	635,000	727,075
Fresenius Medical Care US Finance, Inc. (Germany)[5], 6.50%, 9/15/2018	315,000	354,375
Fresenius US Finance II, Inc. (Germany)[5], 9.00%, 7/15/2015	605,000	689,700

		3,341,943

Health Care Providers & Services - 0.28%
CHS - Community Health Systems, Inc., 7.125%, 7/15/2020	630,000	680,400
HCA, Inc., 6.50%, 2/15/2020	200,000	222,500
Health Management Associates, Inc., 6.125%, 4/15/2016	730,000	803,000
STHI Holding Corp.[5], 8.00%, 3/15/2018	600,000	649,500
UnitedHealth Group, Inc., 4.70%, 2/15/2021	1,450,000	1,650,744

		4,006,144

Life Sciences Tools & Services - 0.06%
Thermo Fisher Scientific, Inc., 4.50%, 3/1/2021	830,000	905,899

Pharmaceuticals - 0.15%
Novartis Securities Investment Ltd. (Switzerland), 5.125%, 2/10/2019	1,275,000	1,519,456
Valeant Pharmaceuticals International (Canada)[5], 6.75%, 8/15/2021	535,000	560,413

		2,079,869

Total Health Care		15,364,076

Industrials - 2.35%
Aerospace & Defense - 0.33%
The Boeing Co., 6.00%, 3/15/2019	1,185,000	1,455,442
Bombardier, Inc. (Canada)[5], 4.25%, 1/15/2016	545,000	561,350
Bombardier, Inc. (Canada)[5], 6.125%, 1/15/2023	540,000	549,450
Ducommun, Inc., 9.75%, 7/15/2018	790,000	867,025

18

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Aerospace & Defense (continued)
Textron, Inc., 7.25%, 10/1/2019	$ 1,000,000	$1,208,455

		4,641,722

Air Freight & Logistics - 0.13%
Aguila 3 S.A. (Luxembourg)[5], 7.875%, 1/31/2018	1,045,000	1,107,700
FedEx Corp., 8.00%, 1/15/2019	570,000	749,094

		1,856,794

Airlines - 0.27%
Aviation Capital Group Corp.[5], 4.625%, 1/31/2018	540,000	547,066
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B, 6.375%, 1/2/2016	515,000	535,600
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	290,000	301,600
Southwest Airlines Co., 5.25%, 10/1/2014	1,030,000	1,101,195
Southwest Airlines Co., 5.75%, 12/15/2016	1,120,000	1,260,885

		3,746,346

Commercial Services & Supplies - 0.28%
Clean Harbors, Inc., 5.25%, 8/1/2020	600,000	627,000
Garda World Security Corp. (Canada)[5], 9.75%, 3/15/2017	530,000	560,475
International Lease Finance Corp., 5.625%, 9/20/2013	630,000	644,963
Waste Management, Inc., 7.375%, 3/11/2019	1,665,000	2,094,891

		3,927,329

Industrial Conglomerates - 0.58%
General Electric Capital Corp., 5.625%, 5/1/2018	335,000	394,155
General Electric Capital Corp., 5.50%, 1/8/2020	4,860,000	5,702,423
General Electric Co., 5.25%, 12/6/2017	550,000	642,998
Tyco Electronics Group S.A. (Switzerland), 4.875%, 1/15/2021	1,350,000	1,497,006

		8,236,582

Machinery - 0.47%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	1,500,000	1,923,282
Caterpillar Financial Services Corp., 7.15%, 2/15/2019	295,000	381,604
Dynacast International LLC - Dynacast Finance, Inc., 9.25%, 7/15/2019	780,000	832,650
John Deere Capital Corp., 5.50%, 4/13/2017	120,000	139,936
John Deere Capital Corp., 5.75%, 9/10/2018	1,895,000	2,296,096
Kennametal, Inc., 3.875%, 2/15/2022	1,055,000	1,089,944

		6,663,512

Marine - 0.06%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc., 8.875%, 11/1/2017	790,000	780,125

Road & Rail - 0.23%
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	1,030,000	1,068,242

19

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Road & Rail (continued)
Union Pacific Corp., 5.65%, 5/1/2017	$ 815,000	$949,296
Union Pacific Corp., 7.875%, 1/15/2019	495,000	635,492
Union Pacific Corp., 2.95%, 1/15/2023	600,000	610,926

		3,263,956

Total Industrials		33,116,366

Information Technology - 0.78%
Communications Equipment - 0.08%
Hughes Satellite Systems Corp., 6.50%, 6/15/2019	500,000	552,500
ViaSat, Inc., 6.875%, 6/15/2020	555,000	592,463

		1,144,963

Computers & Peripherals - 0.23%
Hewlett-Packard Co., 4.75%, 6/2/2014	2,310,000	2,406,216
Hewlett-Packard Co., 5.50%, 3/1/2018	815,000	898,010

		3,304,226

Electronic Equipment, Instruments & Components - 0.12%
Amphenol Corp., 4.00%, 2/1/2022	565,000	588,072
Corning, Inc., 6.625%, 5/15/2019	460,000	569,227
CPI International, Inc., 8.00%, 2/15/2018	575,000	575,000

		1,732,299

IT Services - 0.10%
The Western Union Co., 5.253%, 4/1/2020	1,350,000	1,447,774

Software - 0.25%
Autodesk, Inc., 3.60%, 12/15/2022	2,350,000	2,343,152
Interface Security Systems Holdings, Inc. - Interface Security Systems LLC[5], 9.25%, 1/15/2018	540,000	549,450
Nuance Communications, Inc.[5], 5.375%, 8/15/2020	540,000	556,200

		3,448,802

Total Information Technology		11,078,064

Materials - 1.87%
Chemicals - 0.30%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	1,185,000	1,456,366
Eastman Chemical Co., 3.60%, 8/15/2022	1,080,000	1,114,895
Nufarm Australia Ltd. (Australia)[5], 6.375%, 10/15/2019	1,060,000	1,123,600
Trinseo Materials Operating SCA - Trinseo Materials Finance, Inc.[5], 8.75%, 2/1/2019	545,000	539,550

		4,234,411

20

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Materials (continued)
Containers & Packaging - 0.06%
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC - Reynolds Group Issuer (Luxembourg) S.A. (New Zealand), 5.75%, 10/15/2020	$ 830,000	$848,675

Metals & Mining - 1.15%
Alcoa, Inc., 5.72%, 2/23/2019	2,166,000	2,333,999
Alcoa, Inc., 5.87%, 2/23/2022	210,000	224,187
Allegheny Technologies, Inc., 5.95%, 1/15/2021	1,345,000	1,499,200
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	1,145,000	1,456,288
Calcipar S.A. (Luxembourg)[5], 6.875%, 5/1/2018	630,000	661,500
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	4,750,000	5,065,785
FMG Resources August 2006 Pty. Ltd. (Australia)[5], 6.875%, 2/1/2018	555,000	575,813
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022	1,185,000	1,154,867
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	1,420,000	1,505,360
Shale-Inland Holdings LLC - Shale-Inland Finance Corp.[5], 8.75%, 11/15/2019	540,000	567,000
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	1,065,000	1,095,502

		16,139,501

Paper & Forest Products - 0.36%
International Paper Co., 9.375%, 5/15/2019	1,777,000	2,425,322
International Paper Co., 7.50%, 8/15/2021	1,195,000	1,552,475
Smurfit Kappa Acquisitions (Ireland)[5], 4.875%, 9/15/2018	1,110,000	1,143,300

		5,121,097

Total Materials		26,343,684

Telecommunication Services - 0.73%
Diversified Telecommunication Services - 0.41%
DigitalGlobe, Inc.[5], 5.25%, 2/1/2021	545,000	543,637
Inmarsat Finance plc (United Kingdom)[5], 7.375%, 12/1/2017	490,000	526,750
UPCB Finance III Ltd. (Netherlands)[5], 6.625%, 7/1/2020	335,000	357,613
UPCB Finance VI Ltd. (Netherlands)[5], 6.875%, 1/15/2022	635,000	690,563
Verizon Communications, Inc., 8.75%, 11/1/2018	1,498,000	2,047,279
Wind Acquisition Finance S.A. (Italy)[5], 7.25%, 2/15/2018	790,000	831,475
Windstream Corp., 7.50%, 6/1/2022	750,000	811,875

		5,809,192

Wireless Telecommunication Services - 0.32%
Crown Castle Towers LLC[5], 6.113%, 1/15/2020	1,040,000	1,258,311
Crown Castle Towers LLC[5], 4.883%, 8/15/2020	333,000	377,971
NII Capital Corp., 8.875%, 12/15/2019	585,000	491,400
SBA Tower Trust[5], 5.101%, 4/17/2017	575,000	643,580
SBA Tower Trust[5], 2.933%, 12/15/2017	1,680,000	1,733,990

		4,505,252

Total Telecommunication Services		10,314,444

21

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT/ SHARES	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Utilities - 0.34%
Electric Utilities - 0.34%
Allegheny Energy Supply Co. LLC[5], 5.75%, 10/15/2019	$705,000	$791,653
Exelon Generation Co. LLC, 5.20%, 10/1/2019	1,555,000	1,758,744
Southwestern Electric Power Co., 6.45%, 1/15/2019	850,000	1,023,853
System Energy Resources, Inc., 4.10%, 4/1/2023	1,180,000	1,201,068

		4,775,318

Multi-Utilities - 0.00%**
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	50,000	50,566

Total Utilities		4,825,884

Total Non-Convertible Corporate Bonds (Identified Cost $307,352,960)		328,418,479

TOTAL CORPORATE BONDS (Identified Cost $310,058,091)		331,262,801

MUTUAL FUNDS - 0.04%
iShares S&P India Nifty 50 Index Fund	11,200	290,976
PowerShares India Portfolio	14,700	288,120

TOTAL MUTUAL FUNDS (Identified Cost $551,803)		579,096

ASSET-BACKED SECURITIES - 0.27%
Americredit Automobile Receivables Trust, Series 2012-5, Class A3, 0.62%, 6/8/2017	$775,000	774,461
FDIC Trust, Series 2011-R1, Class A5, 2.672%, 7/25/2026	1,408,388	1,445,691
Ford Credit Auto Owner Trust, Series 2012-D, Class A3, 0.51%, 4/15/2017	525,000	524,433
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[5], 5.29%, 3/25/2016	335,000	363,911
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[5], 3.74%, 2/25/2017	690,000	742,628

TOTAL ASSET-BACKED SECURITIES (Identified Cost $3,732,572)		3,851,124

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.59%
Americold LLC Trust, Series 2010-ARTA, Class A1[5], 3.847%, 1/14/2029	347,568	371,639
BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A5, 2.959%, 12/10/2030	840,000	849,362
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4[6], 5.732%, 5/10/2045	1,005,000	1,142,432
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	1,130,000	1,282,209

22

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	$ 1,090,000	$1,190,518
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A4[6], 5.711%, 9/11/2038	765,000	868,819
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	1,155,000	1,314,277
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[5], 3.759%, 4/15/2044	540,000	584,546
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[6], 5.219%, 7/15/2044	1,060,000	1,167,439
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[5], 3.156%, 7/10/2046	384,292	404,835
Commercial Mortgage Pass-Through Certificates, Series 2012-CR4, Class A3, 2.853%, 10/15/2045	1,170,000	1,184,991
Commercial Mortgage Trust, Series 2006-GG7, Class A4[6], 5.862%, 7/10/2038	600,000	682,770
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1[5], 3.742%, 11/10/2046	532,535	573,656
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class A2, 2.377%, 5/25/2022	1,630,000	1,626,523
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	1,545,000	1,553,830
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	1,705,000	1,727,092
FREMF Mortgage Trust, Series 2011-K701, Class B5,6, 4.286%, 7/25/2048	750,000	798,490
FREMF Mortgage Trust, Series 2011-K702, Class B5,6, 4.77%, 4/25/2044	885,000	964,202
GS Mortgage Securities Corp. II, Series 2010-C2, Class A1[5], 3.849%, 12/10/2043	1,019,195	1,101,306
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[6], 5.294%, 1/12/2043	1,750,000	1,925,971
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[6], 5.20%, 12/15/2044	475,000	524,969
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[6], 5.868%, 4/15/2045	1,670,000	1,909,102
LSTAR Commercial Mortgage Trust, Series 2011-1, Class A5, 3.913%, 6/25/2043	497,771	519,985
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4A6, 5.23%, 9/15/2042	425,000	465,117
Morgan Stanley Capital I Trust, Series 2011-C1, Class A2[5], 3.884%, 9/15/2047	800,000	865,186
Motel 6 Trust, Series 2012-MTL6, Class A2[5], 1.948%, 10/5/2025	1,170,000	1,170,140
OBP Depositor LLC Trust, Series 2010-OBP, Class A5, 4.646%, 7/15/2045	115,000	133,042
Sequoia Mortgage Trust, Series 2013-2, Class A1[6], 1.874%, 2/25/2043	1,735,000	1,725,241
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX5, 4.004%, 9/13/2028	350,000	389,941
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[6], 5.24%, 10/15/2044	551,502	606,689
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[6], 5.845%, 6/15/2045	850,000	975,944
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[5], 4.393%, 11/15/2043	545,000	619,165
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3, 2.918%, 10/15/2045	2,230,000	2,275,724
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2[5], 3.791%, 2/15/2044	940,000	1,014,079

23

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2, 2.029%, 3/15/2045	$ 1,950,000	$2,008,475

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $35,440,878)		36,517,706

FOREIGN GOVERNMENT BONDS - 1.99%

Bonos de la Tesoreria de la Republica en pesos (Chile), 6.00%, 1/1/2018	CLP 790,000,000	1,710,577
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	MYR 3,205,000	1,070,050
Province of Manitoba Canada, Series FH (Canada), 4.90%, 12/6/2016	$ 2,250,000	2,600,775
Province of New Brunswick Canada (Canada), 5.20%, 2/21/2017	3,800,000	4,434,600
Province of Nova Scotia Canada (Canada), 5.125%, 1/26/2017	2,000,000	2,327,600
Province of Ontario Canada (Canada), 2.30%, 5/10/2016	7,600,000	7,984,560
Province of Quebec Canada (Canada), 5.125%, 11/14/2016	6,900,000	7,999,170

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $27,420,187)		28,127,332

U.S. GOVERNMENT AGENCIES - 23.29%

Mortgage-Backed Securities - 9.22%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	2,136,432	2,307,347
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	153,361	165,630
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	191,766	210,523
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	1,370,707	1,480,364
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	244,954	268,914
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	2,381,434	2,571,949
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	146,095	157,508
Fannie Mae, Pool #745418, 5.50%, 4/1/2036	3,600,936	3,929,987
Fannie Mae, Pool #888021, 6.00%, 12/1/2036	665,283	727,947
Fannie Mae, Pool #909786, 5.50%, 3/1/2037	1,076,103	1,167,879
Fannie Mae, Pool #995050, 6.00%, 9/1/2037	1,261,544	1,380,371
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037	4,410,013	4,825,400
Fannie Mae, Pool #889576, 6.00%, 4/1/2038	2,743,998	3,002,461
Fannie Mae, Pool #889579, 6.00%, 5/1/2038	2,916,520	3,192,366
Fannie Mae, Pool #889575, 6.00%, 6/1/2038	1,801,437	1,967,177
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	7,432,713	8,132,814
Fannie Mae, Pool #AD0119, 6.00%, 7/1/2038	2,527,654	2,764,153
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	346,389	379,016
Fannie Mae, Pool #AD0258, 5.50%, 3/1/2039	1,842,636	1,999,786
Fannie Mae, Pool #AA7681, 4.50%, 6/1/2039	3,133,087	3,363,005
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	862,117	935,643
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	3,953,442	4,243,559
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	6,373,194	6,973,496
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	3,761,123	4,109,864
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	7,262,038	7,946,062

24

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool AL2581, 6.00%, 6/1/2040	$ 3,801,822	$4,159,922
Fannie Mae, Pool #890519, 6.00%, 10/1/2040	9,922,529	10,857,150
Fannie Mae, Pool #AE0951, 4.50%, 2/1/2041	2,514,059	2,698,550
Fannie Mae, Pool #AH9054, 4.50%, 4/1/2041	991,712	1,069,446
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	699,411	754,233
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	2,509,083	2,701,049
Fannie Mae, Pool #AJ1415, 4.50%, 9/1/2041	628,448	677,708
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038	1,005,417	1,100,119
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	797,284	862,811
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	235,591	258,752
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	173,914	191,011
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	137,049	151,173
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	242,560	272,526
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	111,650	120,128
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	449,588	490,583
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	848,875	918,354
Freddie Mac, Pool #G03781, 6.00%, 1/1/2038	1,857,655	2,027,043
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	2,106,013	2,298,048
Freddie Mac, Pool #G04264, 5.50%, 4/1/2038	3,844,331	4,156,579
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	1,958,692	2,119,007
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	1,956,403	2,115,308
Freddie Mac, Pool #G04587, 5.50%, 8/1/2038	6,634,095	7,172,936
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	1,511,098	1,637,611
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	2,764,354	2,990,611
Freddie Mac, Pool #A86522, 4.50%, 5/1/2039	4,881,616	5,194,022
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	1,078,814	1,167,113
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	1,018,970	1,102,371
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	1,429,849	1,560,228
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	966,330	1,054,444
GNMA, Pool #286310, 9.00%, 2/15/2020	676	692
GNMA, Pool #263096, 9.50%, 3/15/2020	1,437	1,464

Total Mortgage-Backed Securities (Identified Cost $129,264,423)		130,084,213

Other Agencies - 14.07%
Fannie Mae, 0.50%, 7/2/2015	19,000,000	19,064,125
Fannie Mae, 1.625%, 10/26/2015	11,930,000	12,323,356
Fannie Mae, 5.25%, 9/15/2016	17,000,000	19,810,712
Fannie Mae, 1.375%, 11/15/2016	6,000,000	6,159,564
Fannie Mae, 0.875%, 8/28/2017	45,000,000	44,874,720
Fannie Mae, 0.875%, 10/26/2017	30,000,000	29,944,800
Freddie Mac, 1.00%, 3/8/2017	25,000,000	25,189,550
Freddie Mac, 1.25%, 5/12/2017	19,000,000	19,334,172

25

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Other Agencies (continued)
Freddie Mac, 2.375%, 1/13/2022	$21,288,000	$21,877,380

Total Other Agencies (Identified Cost $196,815,448)		198,578,379

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $326,079,871)		328,662,592

SHORT-TERM INVESTMENT - 9.16%
Dreyfus Cash Management, Inc. - Institutional Shares[7], 0.05%, (Identified Cost $129,219,985)	129,219,985	129,219,985

TOTAL INVESTMENTS - 106.25% (Identified Cost $1,373,209,677)		1,499,363,582
LIABILITIES, LESS OTHER ASSETS - (6.25%)		(88,162,247)

NET ASSETS - 100%		$1,411,201,335

ADR - American Depository Receipt

CLP - Chilean Peso

MYR - Malaysian Ringgit

*Non-income producing security

**Less than 0.01%

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Traded on Canadian Stock Exchange.

3Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

4The rate shown is a fixed rate as of January 31, 2013; the rate becomes floating, based on LIBOR plus a spread, in 2022.

5Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $108,481,583, or 7.69%, of the Series’ net assets as of January 31, 2013.

6The coupon rate is floating and is the effective rate as of January 31, 2013.

7Rate shown is the current yield as of January 31, 2013.

Federal Tax Information:

On January 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,374,016,648
Unrealized appreciation	143,065,351
Unrealized depreciation	(17,718,417)

Net unrealized appreciation	$125,346,934

26

Investment Portfolio - January 31, 2013

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity Securities:
Consumer Discretionary	$123,262,211	$108,072,455	$15,189,756	$—
Consumer Staples	42,447,813	24,672,654	17,775,159	—
Energy	85,100,112	83,943,756	1,156,356	—
Financials	83,887,082	72,975,336	10,911,746	—
Health Care	85,691,143	61,933,353	23,757,790	—
Industrials	38,945,593	25,515,771	13,429,822	—
Information Technology	124,896,690	116,477,859	8,418,831	—
Materials	37,119,041	26,071,070	11,047,971	—
Telecommunication Services	14,762,393	1,356,300	13,406,093	—
Utilities	841,838	763,989	77,849	—
Preferred Securities:
Financials	4,189,030	4,189,030	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	328,662,592	—	328,662,592	—
Corporate Debt:
Consumer Discretionary	36,093,612	—	36,093,612	—
Consumer Staples	6,722,841	—	6,722,841	—
Energy	22,337,778	—	22,337,778	—
Financials	162,221,730	—	162,221,730	—
Health Care	15,364,076	—	15,364,076	—
Industrials	33,116,366	—	33,116,366	—
Information Technology	11,078,064	—	11,078,064	—
Materials	26,343,684	—	26,343,684	—
Telecommunication Services	10,314,444	—	10,314,444	—
Utilities	4,825,884	—	4,825,884	—
Convertible corporate debt:
Financials	994,641	—	994,641	—
Health Care	403,631	—	403,631	—
Information Technology	332,444	—	332,444	—
Materials	1,113,606	—	1,113,606	—
Asset-backed securities	3,851,124	—	3,851,124	—
Commercial mortgage-backed securities	36,517,706	—	36,517,706	—
Foreign government bonds	28,127,332	—	28,127,332	—
Mutual funds	129,799,081	129,799,081	—	—

Total assets	$1,499,363,582	$655,770,654	$843,592,928	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

27

Investment Portfolio - January 31, 2013

(unaudited)

There were no Level 3 securities held by the Series as of October 31, 2012 or January 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

28

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS - 59.69%
Consumer Discretionary - 12.17%
Auto Components - 0.06%
Hankook Tire Co. Ltd. (South Korea)*[1]	14,537	$597,847
Mando Corp. (South Korea)[1]	2,100	233,361

		831,208

Automobiles - 0.62%
Hyundai Motor Co. (South Korea)[1]	1,500	282,467
Suzuki Motor Corp. (Japan)[1]	13,300	348,989
Tesla Motors, Inc.*	15,770	591,533
Toyota Motor Corp. (Japan)[1]	6,500	310,469
Toyota Motor Corp. - ADR (Japan)	71,110	6,781,761
Yamaha Motor Co. Ltd. (Japan)[1]	34,000	432,726

		8,747,945

Distributors - 0.02%
Inchcape plc (United Kingdom)[1]	41,800	313,656

Diversified Consumer Services - 0.05%
Anhanguera Educacional Participacoes S.A. (Brazil)	35,290	686,714

Hotels, Restaurants & Leisure - 1.75%
Accor S.A. (France)[1]	206,730	8,069,647
Arcos Dorados Holdings, Inc. (Argentina)	14,150	194,421
BJ’s Restaurants, Inc.*	12,270	392,272
Carnival Corp.	371,650	14,390,288
Hyatt Hotels Corp. - Class A*	6,130	245,629
InterContinental Hotels Group plc (United Kingdom)[1]	21,998	645,646
Orient-Express Hotels Ltd. - ADR - Class A*	54,290	630,850

		24,568,753

Household Durables - 0.24%
DR Horton, Inc.	25,760	609,482
Lennar Corp. - Class A	21,820	906,403
LG Electronics, Inc. (South Korea)[1]	6,950	460,171
NVR, Inc.*	390	401,567
Rodobens Negocios Imobiliarios S.A. (Brazil)	50,510	348,765
Toll Brothers, Inc.*	16,080	602,196

		3,328,584

Internet & Catalog Retail - 1.24%
Amazon.com, Inc.*	56,440	14,984,820
HomeAway, Inc.*	37,820	906,545
Ocado Group plc (United Kingdom)*[1]	268,930	451,259
Shutterfly, Inc.*	31,410	1,039,043

		17,381,667

1

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Media - 7.74%
AMC Networks, Inc. - Class A*	16,100	$917,217
British Sky Broadcasting Group plc (United Kingdom)[1]	16,990	219,777
DIRECTV*	276,690	14,149,927
Imax Corp. (Canada)*	22,990	543,254
The McGraw-Hill Companies, Inc.	165,590	9,524,737
Mediaset Espana Comunicacion S.A. (Spain)[1]	138,120	1,040,767
News Corp. - Class A	369,760	10,257,142
Reed Elsevier plc - ADR (United Kingdom)	7,379	321,060
Societe Television Francaise 1 (France)[1]	47,150	569,777
Time Warner, Inc.	322,640	16,299,773
Valassis Communications, Inc.	11,110	311,747
Viacom, Inc. - Class B	230,370	13,902,829
Virgin Media, Inc. - ADR (United Kingdom)	563,910	22,212,415
The Walt Disney Co.	320,360	17,260,997
Wolters Kluwer N.V. (Netherlands)[1]	21,550	436,549
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	161,000	689,041

		108,657,009

Multiline Retail - 0.05%
Marks & Spencer Group plc (United Kingdom)[1]	43,190	259,835
PPR (France)[1]	2,230	479,593

		739,428

Specialty Retail - 0.28%
Aeropostale, Inc.*	16,810	227,439
American Eagle Outfitters, Inc.	15,610	315,478
Belle International Holdings Ltd. (Hong Kong)[1]	258,000	573,827
Chico’s FAS, Inc.	14,240	255,323
Dick’s Sporting Goods, Inc.	14,770	702,904
Group 1 Automotive, Inc.	3,980	269,605
Hennes & Mauritz AB - Class B (Sweden)[1]	8,390	308,713
Komeri Co. Ltd. (Japan)[1]	7,100	190,201
Penske Automotive Group, Inc.	8,850	291,342
Rent-A-Center, Inc.	8,130	290,078
Select Comfort Corp.*	5,580	122,872
Sonic Automotive, Inc. - Class A	14,490	351,672

		3,899,454

Textiles, Apparel & Luxury Goods - 0.12%
Adidas AG (Germany)[1]	5,220	484,766
Burberry Group plc (United Kingdom)[1]	14,910	320,310
Daphne International Holdings Ltd. (China)[1]	384,000	494,372

2

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods (continued)
Hugo Boss AG (Germany)*[1]	2,490	$292,585

		1,592,033

Total Consumer Discretionary		170,746,451

Consumer Staples - 4.00%
Beverages - 0.27%
C&C Group plc (Ireland)*[1]	111,070	723,888
Carlsberg A/S - Class B (Denmark)[1]	6,750	722,038
Cia Cervecerias Unidas S.A. - ADR (Chile)	12,175	388,991
Diageo plc (United Kingdom)[1]	31,790	946,325
Kirin Holdings Co. Ltd. (Japan)[1]	21,000	262,411
SABMiller plc (United Kingdom)[1]	5,060	252,657
Tsingtao Brewery Co. Ltd. - Class H (China)[1]	88,000	508,640

		3,804,950

Food & Staples Retailing - 0.26%
Carrefour S.A. (France)[1]	29,020	827,358
Casino Guichard-Perrachon S.A. (France)[1]	3,380	330,999
Distribuidora Internacional de Alimentacion S.A. (Spain)[1]	73,750	544,431
The Fresh Market, Inc.*	2,580	126,136
Koninklijke Ahold N.V. (Netherlands)[1]	16,310	239,667
Tesco plc (United Kingdom)[1]	229,210	1,295,404
Whole Foods Market, Inc.	3,080	296,450

		3,660,445

Food Products - 3.36%
Barry Callebaut AG (Switzerland)[1]	500	502,718
Biostime International Holdings Ltd. (China)[1]	49,000	203,242
BRF - Brasil Foods S.A. (Brazil)	10,890	239,199
Charoen Pokphand Foods PCL (Thailand)[1]	587,970	699,847
Danone S.A. (France)[1]	17,500	1,212,780
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)	188,350	486,629
Kraft Foods Group, Inc.	114,300	5,282,946
M Dias Branco S.A. (Brazil)	6,800	269,801
Mondelez International, Inc. - Class A	342,900	9,529,191
Nestle S.A. (Switzerland)[1]	176,920	12,422,878
Unilever plc - ADR (United Kingdom)	400,575	16,299,397

		47,148,628

Personal Products - 0.06%
Beiersdorf AG (Germany)[1]	3,130	274,697
Kao Corp. (Japan)[1]	13,600	390,128

3

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Personal Products (continued)
Natura Cosmeticos S.A. (Brazil)	5,100	$137,530

		802,355

Tobacco - 0.05%
Gudang Garam Tbk PT (Indonesia)[1]	51,000	271,546
Swedish Match AB (Sweden)[1]	13,890	521,270

		792,816

Total Consumer Staples		56,209,194

Energy - 7.97%
Energy Equipment & Services - 2.78%
Baker Hughes, Inc.	249,510	11,158,087
Bourbon S.A. (France)[1]	2,640	80,539
Calfrac Well Services Ltd. (Canada)	23,860	613,365
CARBO Ceramics, Inc.	2,220	177,844
Cie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	11,088	321,214
Gulfmark Offshore, Inc. - Class A	3,640	126,526
Hornbeck Offshore Services, Inc.*	3,250	119,633
ION Geophysical Corp.*	31,400	213,520
Key Energy Services, Inc.*	15,990	129,999
National Oilwell Varco, Inc.	1,710	126,779
Petroleum Geo-Services ASA (Norway)[1]	19,000	337,069
Schlumberger Ltd.	180,880	14,117,684
Trican Well Service Ltd. (Canada)	50,350	689,069
Weatherford International Ltd. - ADR*	807,920	10,785,732

		38,997,060

Oil, Gas & Consumable Fuels - 5.19%
Apache Corp.	47,250	3,957,660
Cameco Corp. (Canada)	23,120	498,236
Cloud Peak Energy, Inc.*	29,680	519,697
Encana Corp. (Canada)	24,860	481,290
EOG Resources, Inc.	41,490	5,185,420
Hess Corp.	686,290	46,091,236
Pacific Rubiales Energy Corp. (Colombia)	17,080	398,488
Paladin Energy Ltd. (Australia)*[2]	187,520	221,850
Petroleo Brasileiro S.A. - ADR (Brazil)	354,170	6,406,935
Range Resources Corp.	105,730	7,101,884
Royal Dutch Shell plc - Class B (Netherlands)[1]	9,249	336,171
Royal Dutch Shell plc - Class B - ADR (Netherlands)	9,190	668,297
Statoil ASA (Norway)[1]	14,880	396,440

4

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Talisman Energy, Inc. (Canada)	47,460	$592,893

		72,856,497

Total Energy		111,853,557

Financials - 7.25%
Capital Markets - 0.05%
Deutsche Bank AG (Germany)[1]	14,080	728,205

Commercial Banks - 0.72%
Barclays plc (United Kingdom)[1]	131,600	631,817
BNP Paribas S.A. (France)[1]	13,100	821,946
Cathay General Bancorp.	45,390	881,020
CIT Group, Inc.*	18,790	795,757
Hong Leong Financial Group Berhad (Malaysia)[1]	153,070	677,903
HSBC Holdings plc (United Kingdom)[1]	40,950	465,672
HSBC Holdings plc - ADR (United Kingdom)	31,510	1,791,659
ICICI Bank Ltd. - ADR (India)	25,550	1,170,190
Standard Chartered plc (United Kingdom)[1]	34,833	926,155
Sumitomo Mitsui Trust Holdings, Inc. (Japan)[1]	141,000	520,791
Wells Fargo & Co.	38,900	1,354,887

		10,037,797

Consumer Finance - 1.76%
American Express Co.	155,620	9,152,012
Discover Financial Services	405,940	15,584,037

		24,736,049

Diversified Financial Services - 1.35%
JPMorgan Chase & Co.	38,890	1,829,775
JSE Ltd. (South Africa)[1]	224,300	1,720,186
MarketAxess Holdings, Inc.	46,060	1,741,529
Moody’s Corp.	228,120	12,505,538
MSCI, Inc.*	15,610	526,681
The NASDAQ OMX Group, Inc.	23,110	654,475

		18,978,184

Insurance - 0.46%
Admiral Group plc (United Kingdom)[1]	70,280	1,364,783
Allianz SE (Germany)[1]	9,660	1,382,213
AXA S.A. (France)[1]	4,550	84,242
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	132,200	1,427,323
Mapfre S.A. (Spain)[1]	282,140	867,937
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	3,955	726,353

5

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Insurance (continued)
Zurich Insurance Group AG (Switzerland)[1]	1,910	$549,253

		6,402,104

Real Estate Investment Trusts (REITS) - 2.83%
Agree Realty Corp.	8,100	229,716
Alexandria Real Estate Equities, Inc.	32,410	2,349,725
Alstria Office REIT AG (Germany)[1]	53,410	652,677
American Assets Trust, Inc.	13,520	390,728
American Campus Communities, Inc.	16,140	751,640
Apartment Investment & Management Co. - Class A	14,030	382,738
Associated Estates Realty Corp.	33,230	536,664
AvalonBay Communities, Inc.	2,220	288,134
BioMed Realty Trust, Inc.	200,480	4,079,768
Boston Properties, Inc.	9,460	995,949
Camden Property Trust	6,960	482,954
Cedar Realty Trust, Inc.	38,840	214,008
Coresite Realty Corp.	25,980	766,410
Corporate Office Properties Trust	139,880	3,701,225
CubeSmart	34,780	530,395
Digital Realty Trust, Inc.	55,420	3,763,572
DuPont Fabros Technology, Inc.	176,380	4,169,623
Education Realty Trust, Inc.	37,860	406,995
Equity Lifestyle Properties, Inc.	5,540	396,664
Equity One, Inc.	19,330	437,051
Equity Residential	4,840	268,088
General Growth Properties, Inc.	31,930	623,274
HCP, Inc.	18,280	848,009
Health Care REIT, Inc.	13,960	877,246
Healthcare Realty Trust, Inc.	10,870	276,968
Healthcare Trust of America, Inc.*	6,950	74,435
Home Properties, Inc.	11,420	701,987
Host Hotels & Resorts, Inc.	56,824	954,075
Kimco Realty Corp.	12,840	266,687
Land Securities Group plc (United Kingdom)[1]	34,670	441,574
LTC Properties, Inc.	7,580	282,279
The Macerich Co.	4,530	270,532
Mack-Cali Realty Corp.	25,420	690,661
Mid-America Apartment Communities, Inc.	9,683	632,978
National Retail Properties, Inc.	16,210	519,044
Pebblebrook Hotel Trust	53,840	1,341,154
Potlatch Corp.	3,550	154,035
Public Storage	2,660	409,454
Realty Income Corp.	7,300	318,864

6

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Simon Property Group, Inc.	9,050	$1,449,629
Sovran Self Storage, Inc.	14,860	969,466
Tanger Factory Outlet Centers	7,210	255,378
Taubman Centers, Inc.	3,800	309,700
UDR, Inc.	34,130	815,366
Unibail-Rodamco SE (France)[1]	1,490	351,894
Vornado Realty Trust	1,740	146,960

		39,776,373

Real Estate Management & Development - 0.06%
General Shopping Brasil S.A. (Brazil)*	127,160	637,923
Thomas Properties Group, Inc.	33,780	173,967

		811,890

Thrifts & Mortgage Finance - 0.02%
Aareal Bank AG (Germany)*[1]	11,235	267,644

Total Financials		101,738,246

Health Care - 7.83%
Biotechnology - 0.47%
Green Cross Corp. (South Korea)[1]	13,120	1,693,583
Incyte Corp. Ltd.*	48,600	893,268
Myriad Genetics, Inc.*	93,520	2,530,651
Protalix BioTherapeutics, Inc.*	118,360	604,820
Seattle Genetics, Inc.*	27,480	809,286

		6,531,608

Health Care Equipment & Supplies - 1.75%
Abaxis, Inc.	35,980	1,393,146
Alere, Inc.*	56,400	1,199,064
Becton, Dickinson and Co.	108,520	9,120,021
BioMerieux (France)[1]	14,810	1,414,108
Carl Zeiss Meditec AG (Germany)[1]	13,920	454,517
DexCom, Inc.*	146,320	2,228,454
GN Store Nord A/S (Denmark)[1]	9,590	156,039
HeartWare International, Inc.*	12,170	1,099,925
Insulet Corp.*	89,990	2,076,069
Mindray Medical International Ltd. - ADR (China)	36,620	1,384,236
Neogen Corp.*	10,420	484,426
Sirona Dental Systems, Inc.*	18,580	1,235,013
Straumann Holding AG (Switzerland)[1]	4,169	560,972
Thoratec Corp.*	27,720	1,012,612
Volcano Corp.*	27,920	699,117

		24,517,719

7

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Health Care Providers & Services - 0.89%
HMS Holdings Corp.*	24,360	$664,054
Life Healthcare Group Holdings Ltd. (South Africa)[1]	27,120	95,383
Odontoprev S.A. (Brazil)	159,630	813,641
Qualicorp S.A. (Brazil)*	116,760	1,207,852
Sonic Healthcare Ltd. (Australia)[1]	107,490	1,531,721
Universal Health Services, Inc. - Class B	145,170	8,222,429

		12,535,080

Health Care Technology - 1.31%
Cerner Corp.*	200,336	16,537,737
Computer Programs & Systems, Inc.	15,140	796,515
Greenway Medical Technologies, Inc.*	71,780	1,069,522

		18,403,774

Life Sciences Tools & Services - 0.73%
Gerresheimer AG (Germany)[1]	10,290	529,055
Lonza Group AG (Switzerland)[1]	10,170	598,450
Luminex Corp.*	37,820	695,132
QIAGEN N.V. (Netherlands)*[1]	15,390	323,075
QIAGEN N.V. - ADR (Netherlands)*	309,709	6,503,889
WuXi PharmaTech Cayman, Inc. - ADR (China)*	102,470	1,657,965

		10,307,566

Pharmaceuticals - 2.68%
AstraZeneca plc (United Kingdom)[1]	2,540	122,732
AstraZeneca plc - ADR (United Kingdom)	16,540	796,897
Bayer AG (Germany)[1]	13,685	1,350,465
GlaxoSmithKline plc (United Kingdom)[1]	16,925	387,140
Johnson & Johnson	193,360	14,293,171
Novo Nordisk A/S - Class B (Denmark)[1]	100,560	18,512,302
Santen Pharmaceutical Co. Ltd. (Japan)[1]	2,400	98,840
Shire plc (Ireland)[1]	21,165	708,013
Takeda Pharmaceutical Co. Ltd. (Japan)[1]	3,000	154,160
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	9,790	371,922
UCB S.A. (Belgium)[1]	15,270	881,403

		37,677,045

Total Health Care		109,972,792

Industrials - 4.02%
Airlines - 1.17%
Ryanair Holdings plc - ADR (Ireland)	15,080	587,366
Southwest Airlines Co.	1,263,775	14,166,918
Spirit Airlines, Inc.*	54,440	1,055,592

8

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Airlines (continued)
US Airways Group, Inc.*	42,610	$608,471

		16,418,347

Building Products - 0.01%
A.O. Smith Corp.	2,400	166,272

Commercial Services & Supplies - 0.05%
Edenred (France)[1]	3,040	97,416
Interface, Inc.	6,620	111,084
Tomra Systems ASA (Norway)[1]	65,630	558,476

		766,976

Electrical Equipment - 0.22%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	20,120	430,769
Alstom S.A. (France)[1]	21,220	940,597
Nexans S.A. (France)[1]	3,200	165,732
Polypore International, Inc.*	23,390	902,620
Prysmian S.p.A. (Italy)[1]	7,280	155,583
Schneider Electric S.A. (France)[1]	5,520	419,946

		3,015,247

Industrial Conglomerates - 0.14%
Siemens AG (Germany)[1]	17,400	1,906,393

Machinery - 1.16%
AGCO Corp.*	5,970	316,410
Astec Industries, Inc.	3,280	115,850
Deere & Co.	2,800	263,368
FANUC Corp. (Japan)[1]	7,000	1,092,354
Graham Corp.	10,590	245,370
Joy Global, Inc.	2,010	126,972
Kennametal, Inc.	3,180	130,412
KUKA AG (Germany)*[1]	3,910	151,679
Pall Corp.	150,460	10,276,418
Pentair Ltd. - ADR	8,300	420,644
Titan International, Inc.	13,680	332,287
Trinity Industries, Inc.	7,500	297,750
Turk Traktor ve Ziraat Makineleri AS (Turkey)[1]	25,900	728,932
Wabash National Corp.*	58,380	604,233
Westport Innovations, Inc. - ADR (Canada)*	32,240	885,310
Xylem, Inc.	10,100	282,093

		16,270,082

Marine - 0.06%
Baltic Trading Ltd.	15,120	48,838
D/S Norden A/S (Denmark)[1]	8,840	271,419

9

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Marine (continued)
Diana Shipping, Inc. - ADR (Greece)*	6,580	$57,378
Mitsui OSK Lines Ltd. (Japan)[1]	20,000	65,990
Nippon Yusen Kabushiki Kaisha (Japan)[1]	36,000	86,269
Pacific Basin Shipping Ltd. (Hong Kong)[1]	120,000	69,814
Sinotrans Shipping Ltd. (China)[1]	964,500	258,378

		858,086

Professional Services - 1.02%
Adecco S.A. (Switzerland)[1]	130,540	7,485,593
ALS Ltd. (Australia)[1]	25,990	305,553
Experian plc (United Kingdom)[1]	27,980	478,632
Manpower, Inc.	117,380	6,045,070

		14,314,848

Trading Companies & Distributors - 0.07%
Brenntag AG (Germany)[1]	790	112,474
Fastenal Co.	4,470	222,070
Mills Estruturas e Servicos de Engenharia S.A. (Brazil)	32,600	548,422
MSC Industrial Direct Co., Inc. - Class A	1,430	113,142

		996,108

Transportation Infrastructure - 0.12%
Groupe Eurotunnel S.A. (France)[1]	86,400	734,685
Malaysia Airports Holdings Berhad (Malaysia)[1]	520,010	922,193

		1,656,878

Total Industrials		56,369,237

Information Technology - 11.62%
Communications Equipment - 3.27%
Alcatel-Lucent - ADR (France)*	343,850	570,791
Infinera Corp.*	212,150	1,512,629
Juniper Networks, Inc.*	1,194,380	26,730,224
Polycom, Inc.*	74,810	825,154
Qualcomm, Inc.	229,770	15,171,713
Riverbed Technology, Inc.*	56,950	1,104,830

		45,915,341

Computers & Peripherals - 1.98%
3D Systems Corp.*	1,130	65,371
Apple, Inc.	2,020	919,726
EMC Corp.*	1,082,160	26,631,958
Fusion-io, Inc.*	7,260	126,905
Stratasys Ltd.*	810	63,569

		27,807,529

10

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Electronic Equipment, Instruments & Components - 0.27%
Amphenol Corp. - Class A	11,940	$806,786
Hitachi Ltd. (Japan)[1]	236,000	1,400,447
Keyence Corp. (Japan)[1]	1,609	446,389
Rofin-Sinar Technologies, Inc.*	43,760	1,121,569

		3,775,191

Internet Software & Services - 1.45%
Google, Inc. - Class A*	22,070	16,678,078
LinkedIn Corp. - Class A*	8,210	1,016,316
LogMeIn, Inc.*	13,840	314,168
NHN Corp. (South Korea)*[1]	2,800	619,240
Tencent Holdings Ltd. (China)[1]	34,600	1,208,469
Velti plc - ADR (Ireland)*	147,520	548,774

		20,385,045

IT Services - 2.09%
Amdocs Ltd. - ADR	43,120	1,538,953
Cap Gemini S.A. (France)[1]	43,850	2,113,145
Cielo S.A. (Brazil)	16,200	458,174
InterXion Holding NV - ADR (Netherlands)*	3,040	69,890
Sapient Corp.*	22,940	277,803
VeriFone Systems, Inc.*	344,140	11,948,541
The Western Union Co.	837,080	11,911,648
Wirecard AG (Germany)[1]	47,000	1,070,562

		29,388,716

Semiconductors & Semiconductor Equipment - 0.16%
Samsung Electronics Co. Ltd. (South Korea)[1]	770	1,024,434
Sumco Corp. (Japan)*[1]	61,500	640,778
Tokyo Electron Ltd. (Japan)[1]	12,000	516,020

		2,181,232

Software - 2.40%
Aspen Technology, Inc.*	4,850	148,410
Autodesk, Inc.*	308,870	12,008,866
Aveva Group plc (United Kingdom)[1]	6,980	239,181
Electronic Arts, Inc.*	1,189,460	18,710,206
RealPage, Inc.*	48,360	1,128,722
SAP AG (Germany)[1]	16,750	1,373,613

		33,608,998

Total Information Technology		163,062,052

11

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Materials - 3.39%
Chemicals - 2.58%
Air Products & Chemicals, Inc.	78,610	$6,872,872
BASF SE (Germany)[1]	9,190	930,763
Flotek Industries, Inc.*	13,180	177,403
Johnson Matthey plc (United Kingdom)[1]	15,532	557,406
Linde AG (Germany)[1]	6,790	1,237,626
Monsanto Co.	178,020	18,042,327
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	1,700	103,981
Syngenta AG (Switzerland)[1]	18,360	7,895,495
Wacker Chemie AG (Germany)[1]	1,700	120,932
Yingde Gases (Hong Kong)[1]	252,000	282,693

		36,221,498

Construction Materials - 0.04%
CRH plc (Ireland)[1]	14,240	306,877
Holcim Ltd. (Switzerland)[1]	3,450	268,545

		575,422

Metals & Mining - 0.77%
Alcoa, Inc.	1,094,490	9,675,292
Alumina Ltd. (Australia)[1]	282,210	326,006
Impala Platinum Holdings Ltd. (South Africa)[1]	13,980	253,389
Norsk Hydro ASA (Norway)[1]	24,980	119,923
Umicore S.A. (Belgium)[1]	8,190	426,116

		10,800,726

Total Materials		47,597,646

Telecommunication Services - 1.36%
Diversified Telecommunication Services - 1.26%
Swisscom AG - ADR (Switzerland)[3]	9,800	433,062
Telefonica S.A. - ADR (Spain)	51,840	744,422
Telenor ASA (Norway)[1]	713,370	15,715,906
Telenor ASA - ADR (Norway)[3]	12,530	827,481

		17,720,871

Wireless Telecommunication Services - 0.10%
MTN Group Ltd. (South Africa)[1]	13,620	266,484
SK Telecom Co. Ltd. - ADR (South Korea)	63,500	1,076,325

		1,342,809

Total Telecommunication Services		19,063,680

Utilities - 0.08%
Independent Power Producers & Energy Traders - 0.04%
Dynegy, Inc.*	29,730	594,600

12

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT	VALUE

COMMON STOCKS (continued)
Utilities (continued)
Multi-Utilities - 0.01%
GDF Suez (France)[1]	4,147	$85,070

Water Utilities - 0.03%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	19,030	463,100

Total Utilities		1,142,770

TOTAL COMMON STOCKS (Identified Cost $701,618,969)		837,755,625

PREFERRED STOCKS - 0.39%
Financials - 0.39%
Commercial Banks - 0.31%
BB&T Corp., Series D (non-cumulative), 5.85%	43,910	1,134,634
JPMorgan Chase & Co., Series P (non-cumulative), 5.45%	46,800	1,158,300
PNC Financial Services Group, Inc., Series Q (non-cumulative), 5.375%	48,600	1,222,290
U.S. Bancorp., Series F (non-cumulative), 6.50%[4]	30,400	873,088

		4,388,312

Real Estate Investment Trusts (REITS) - 0.08%
Public Storage, Series Q, 6.50%	39,780	1,082,414

Total Financials		5,470,726

TOTAL PREFERRED STOCKS (Identified Cost $5,230,113)		5,470,726

CORPORATE BONDS - 19.39%
Convertible Corporate Bonds - 0.23%
Financials - 0.08%
Real Estate Investment Trusts (REITS) - 0.08%
BioMed Realty LP5 , 3.75%, 1/15/2030	$850,000	1,024,781

Health Care - 0.03%
Health Care Equipment & Supplies - 0.03%
Alere, Inc., 3.00%, 5/15/2016	330,000	313,294
Medtronic, Inc., 1.625%, 4/15/2013	140,000	140,525

Total Health Care		453,819

Information Technology - 0.04%
Computers & Peripherals - 0.04%
EMC Corp., 1.75%, 12/1/2013	335,000	517,994

Materials - 0.08%
Containers & Packaging - 0.08%
Owens-Brockway Glass Container, Inc.[5] , 3.00%, 6/1/2015	1,145,000	1,143,569

Total Convertible Corporate Bonds (Identified Cost $2,965,001)		3,140,163

13

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds - 19.16%
Consumer Discretionary - 1.98%
Auto Components - 0.07%
Exide Technologies, 8.625%, 2/1/2018	$390,000	$336,375
UCI International, Inc., 8.625%, 2/15/2019	570,000	578,550

		914,925

Hotels, Restaurants & Leisure - 0.21%
Choice Hotels International, Inc., 5.70%, 8/28/2020	366,000	400,770
International Game Technology, 7.50%, 6/15/2019	1,290,000	1,536,332
Yum! Brands, Inc., 3.875%, 11/1/2020	980,000	1,048,233

		2,985,335

Household Durables - 0.20%
Taylor Morrison Communities, Inc. - Monarch Communities, Inc.[5] , 7.75%, 4/15/2020	630,000	677,250
Tupperware Brands Corp., 4.75%, 6/1/2021	1,500,000	1,562,751
Weekley Homes LLC - Weekley Finance Corp.[5] , 6.00%, 2/1/2023	550,000	561,000

		2,801,001

Internet & Catalog Retail - 0.04%
Netflix, Inc.[5] , 5.375%, 2/1/2021	550,000	547,250

Media - 0.86%
Cablevision Systems Corp., 8.625%, 9/15/2017	540,000	633,150
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	1,330,000	1,509,247
Discovery Communications LLC, 5.05%, 6/1/2020	1,350,000	1,547,377
Nara Cable Funding Ltd. (Spain)[5] , 8.875%, 12/1/2018	695,000	708,900
NBCUniversal Media LLC, 5.15%, 4/30/2020	2,055,000	2,393,389
Sirius XM Radio, Inc.[5] , 8.75%, 4/1/2015	495,000	560,588
Sirius XM Radio, Inc.[5] , 5.25%, 8/15/2022	545,000	554,537
Time Warner, Inc., 4.875%, 3/15/2020	1,200,000	1,376,590
Time Warner, Inc., 4.75%, 3/29/2021	1,480,000	1,673,403
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[5] , 5.50%, 1/15/2023	565,000	576,300
Virgin Media Finance plc (United Kingdom), 4.875%, 2/15/2022	545,000	543,637

		12,077,118

Multiline Retail - 0.07%
Target Corp., 6.00%, 1/15/2018	845,000	1,028,160

Specialty Retail - 0.42%
Advance Auto Parts, Inc., 4.50%, 1/15/2022	2,000,000	2,045,558
Dufry Finance SCA (Switzerland)[5] , 5.50%, 10/15/2020	525,000	548,625
The Home Depot, Inc., 5.40%, 3/1/2016	1,220,000	1,387,811
Lowe’s Companies, Inc., 6.10%, 9/15/2017	850,000	1,025,157
Rent-A-Center, Inc., 6.625%, 11/15/2020	775,000	843,781

		5,850,932

14

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods - 0.11%
Jones Group, Inc. - Apparel Group Holdings - Apparel Group USA - Footwear Accessories Retail, 6.875%, 3/15/2019	$545,000	$568,844
VF Corp., 5.95%, 11/1/2017	880,000	1,031,510

		1,600,354

Total Consumer Discretionary		27,805,075

Consumer Staples - 0.40%
Beverages - 0.08%
Beam, Inc., 5.375%, 1/15/2016	229,000	255,068
Constellation Brands, Inc., 7.25%, 9/1/2016	575,000	658,375
PepsiCo, Inc., 7.90%, 11/1/2018	163,000	218,430

		1,131,873

Food Products - 0.32%
C&S Group Enterprises LLC[5], 8.375%, 5/1/2017	770,000	818,125
Kraft Foods Group, Inc., 6.125%, 8/23/2018	662,000	808,190
Land O’ Lakes, Inc.[5], 6.00%, 11/15/2022	515,000	551,050
Minerva Luxembourg S.A. (Brazil)[5], 7.75%, 1/31/2023	810,000	830,250
Mondelez International, Inc., 6.125%, 2/1/2018	233,000	280,728
Shearer’s Foods LLC - Chip Finance Corp.[5], 9.00%, 11/1/2019	545,000	584,513
Wells Enterprises, Inc.[5], 6.75%, 2/1/2020	540,000	560,250

		4,433,106

Total Consumer Staples		5,564,979

Energy - 1.34%
Energy Equipment & Services - 0.51%
Baker Hughes, Inc., 7.50%, 11/15/2018	805,000	1,057,139
Calfrac Holdings LP (Canada)[5], 7.50%, 12/1/2020	1,140,000	1,151,400
Petroleum Geo-Services ASA (Norway)[5], 7.375%, 12/15/2018	530,000	577,700
Schlumberger Oilfield plc[5], 4.20%, 1/15/2021	400,000	445,513
SESI LLC, 6.375%, 5/1/2019	600,000	642,000
Shelf Drilling Holdings Ltd. (United Arab Emirates)[5], 8.625%, 11/1/2018	545,000	574,975
Sidewinder Drilling, Inc.[5], 9.75%, 11/15/2019	545,000	546,363
Thermon Industries, Inc., 9.50%, 5/1/2017	490,000	546,350
Weatherford International Ltd., 9.625%, 3/1/2019	1,245,000	1,622,928

		7,164,368

Oil, Gas & Consumable Fuels - 0.83%
Carrizo Oil & Gas, Inc., 7.50%, 9/15/2020	560,000	582,400
Chesapeake Oilfield Operating LLC - Chesapeake Oilfield Finance, Inc.[5], 6.625%, 11/15/2019	1,145,000	1,133,550
CVR Refining LLC - Coffeyville Finance, Inc.[5], 6.50%, 11/1/2022	555,000	559,163
EOG Resources, Inc., 2.625%, 3/15/2023	1,035,000	1,015,991

15

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
EPL Oil & Gas, Inc.[5], 8.25%, 2/15/2018	$660,000	$694,650
EV Energy Partners LP - EV Energy Finance Corp., 8.00%, 4/15/2019	670,000	715,225
Gulfport Energy Corp.[5], 7.75%, 11/1/2020	835,000	880,925
Northern Tier Energy LLC - Northern Tier Finance Corp.[5], 7.125%, 11/15/2020	540,000	567,000
PBF Holding Co. LLC - PBF Finance Corp.[5], 8.25%, 2/15/2020	525,000	567,000
Petrobras International Finance Co. (Brazil), 5.375%, 1/27/2021	2,835,000	3,106,077
Sabine Pass Liquefaction LLC[5], 5.625%, 2/1/2021	820,000	823,075
Shell International Finance B.V. (Netherlands), 4.30%, 9/22/2019	910,000	1,045,318

		11,690,374

Total Energy		18,854,742

Financials - 9.47%
Capital Markets - 2.16%
BNP Paribas Home Loan Covered Bonds S.A. (France)[5], 2.20%, 11/2/2015	5,370,000	5,551,506
Credit Suisse AG (Switzerland)[5], 2.60%, 5/27/2016	2,995,000	3,154,277
Goldman Sachs Capital II6, 4.00%, 6/1/2043	2,005,000	1,634,075
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	2,100,000	2,467,193
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	3,290,000	3,733,943
Jefferies Group, Inc., 8.50%, 7/15/2019	2,465,000	3,063,921
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	940,000	1,132,348
Morgan Stanley, 5.55%, 4/27/2017	1,210,000	1,348,803
Morgan Stanley, 7.30%, 5/13/2019	1,355,000	1,658,688
Morgan Stanley, 5.75%, 1/25/2021	3,100,000	3,522,651
Morgan Stanley, 5.50%, 7/28/2021	2,670,000	3,005,694

		30,273,099

Commercial Banks - 3.65%
Bank of Montreal (Canada)[5], 1.30%, 10/31/2014	2,285,000	2,318,589
Bank of Montreal (Canada)[5], 2.625%, 1/25/2016	1,845,000	1,949,427
Bank of Montreal (Canada)[5], 1.95%, 1/30/2017	6,730,000	6,987,759
Bank of Nova Scotia (Canada)[5], 1.65%, 10/29/2015	5,370,000	5,512,305
Barclays Bank plc (United Kingdom)[5], 2.50%, 9/21/2015	5,370,000	5,582,631
Canadian Imperial Bank of Commerce (Canada)[5], 1.50%, 12/12/2014	1,640,000	1,671,488
Commonwealth Bank of Australia (Australia)[5], 0.75%, 1/15/2016	1,575,000	1,570,433
KeyBank National Association, 5.45%, 3/3/2016	1,310,000	1,466,570
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	1,830,000	2,199,848
National Bank of Canada (Canada)[5], 2.20%, 10/19/2016	3,120,000	3,271,008
National City Corp., 6.875%, 5/15/2019	2,170,000	2,703,735
PNC Bank National Association, 5.25%, 1/15/2017	1,035,000	1,176,204
Royal Bank of Canada (Canada)[5], 3.125%, 4/14/2015	4,725,000	4,986,765
Royal Bank of Canada (Canada), 1.20%, 9/19/2017	1,390,000	1,384,162
Santander Holdings USA, Inc., 4.625%, 4/19/2016	265,000	281,827

16

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Commercial Banks (continued)
The Toronto-Dominion Bank (Canada)[5], 2.20%, 7/29/2015	$5,370,000	$5,584,263
Wachovia Corp., 5.25%, 8/1/2014	1,270,000	1,352,304
Westpac Banking Corp. (Australia)[5], 1.25%, 12/15/2017	1,270,000	1,260,475

		51,259,793

Consumer Finance - 0.48%
American Express Co.[5], 2.65%, 12/2/2022	4,398,000	4,269,543
American Express Co.[6], 6.80%, 9/1/2066	930,000	988,125
Credit Acceptance Corp., 9.125%, 2/1/2017	520,000	568,100
General Motors Financial Co., Inc.[5], 4.75%, 8/15/2017	845,000	883,097

		6,708,865

Diversified Financial Services - 1.25%
Bank of America Corp., 5.75%, 8/15/2016	685,000	757,670
Bank of America Corp., 3.30%, 1/11/2023	535,000	527,626
Citigroup, Inc., 8.50%, 5/22/2019	4,863,000	6,485,336
CME Group, Inc., 3.00%, 9/15/2022	2,300,000	2,297,093
CNG Holdings, Inc.[5], 9.375%, 5/15/2020	630,000	636,300
CNH Capital LLC (Netherlands), 6.25%, 11/1/2016	520,000	573,300
JPMorgan Chase & Co., 6.30%, 4/23/2019	860,000	1,049,145
JPMorgan Chase & Co., 4.95%, 3/25/2020	3,130,000	3,583,299
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[5], 7.375%, 10/1/2017	540,000	557,550
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[5], 8.875%, 8/1/2020	1,005,000	1,075,350

		17,542,669

Insurance - 0.97%
American International Group, Inc., 4.25%, 5/15/2013	1,245,000	1,257,547
American International Group, Inc., 4.875%, 6/1/2022	3,305,000	3,684,536
Fidelity National Financial, Inc., 6.60%, 5/15/2017	2,025,000	2,297,051
First American Financial Corp., 4.30%, 2/1/2023	1,225,000	1,231,419
Genworth Financial, Inc., 7.625%, 9/24/2021	2,170,000	2,601,613
Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	2,260,000	2,553,122

		13,625,288

Real Estate Investment Trusts (REITS) - 0.96%
BioMed Realty LP, 3.85%, 4/15/2016	1,145,000	1,212,618
Boston Properties LP, 5.875%, 10/15/2019	1,255,000	1,493,926
Camden Property Trust, 5.70%, 5/15/2017	980,000	1,120,905
Digital Realty Trust LP, 5.25%, 3/15/2021	1,870,000	2,073,505
HCP, Inc., 6.70%, 1/30/2018	1,270,000	1,537,680
Health Care REIT, Inc., 6.20%, 6/1/2016	1,240,000	1,417,129
Mack-Cali Realty LP, 7.75%, 8/15/2019	755,000	952,771

17

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Simon Property Group LP, 10.35%, 4/1/2019	$1,035,000	$1,491,261
UDR, Inc., 4.625%, 1/10/2022	1,980,000	2,171,167

		13,470,962

Total Financials		132,880,676

Health Care - 0.75%
Health Care Equipment & Supplies - 0.24%
Alere, Inc.[5] , 7.25%, 7/1/2018	550,000	572,000
CR Bard, Inc., 4.40%, 1/15/2021	925,000	1,031,495
Fresenius Medical Care US Finance, Inc. (Germany), 6.875%, 7/15/2017	685,000	784,325
Fresenius Medical Care US Finance, Inc. (Germany)[5] , 6.50%, 9/15/2018	290,000	326,250
Fresenius US Finance II, Inc. (Germany)[5] , 9.00%, 7/15/2015	615,000	701,100

		3,415,170

Health Care Providers & Services - 0.29%
CHS - Community Health Systems, Inc., 7.125%, 7/15/2020	645,000	696,600
HCA, Inc., 6.50%, 2/15/2020	195,000	216,937
Health Management Associates, Inc., 6.125%, 4/15/2016	745,000	819,500
STHI Holding Corp.[5] , 8.00%, 3/15/2018	635,000	687,387
UnitedHealth Group, Inc., 4.70%, 2/15/2021	1,460,000	1,662,128

		4,082,552

Life Sciences Tools & Services - 0.07%
Thermo Fisher Scientific, Inc., 4.50%, 3/1/2021	850,000	927,728

Pharmaceuticals - 0.15%
Novartis Securities Investment Ltd. (Switzerland), 5.125%, 2/10/2019	1,245,000	1,483,704
Valeant Pharmaceuticals International (Canada)[5] , 6.75%, 8/15/2021	550,000	576,125

		2,059,829

Total Health Care		10,485,279

Industrials - 1.99%
Aerospace & Defense - 0.31%
The Boeing Co., 6.00%, 3/15/2019	980,000	1,203,657
Bombardier, Inc. (Canada)[5] , 4.25%, 1/15/2016	545,000	561,350
Bombardier, Inc. (Canada)[5] , 6.125%, 1/15/2023	545,000	554,537
Ducommun, Inc., 9.75%, 7/15/2018	815,000	894,463
Textron, Inc., 7.25%, 10/1/2019	940,000	1,135,948

		4,349,955

Air Freight & Logistics - 0.15%
Aguila 3 S.A. (Luxembourg)[5] , 7.875%, 1/31/2018	1,025,000	1,086,500
FedEx Corp., 8.00%, 1/15/2019	785,000	1,031,647

		2,118,147

18

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines - 0.30%
Aviation Capital Group Corp.[5] , 4.625%, 1/31/2018	$540,000	$547,066
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B, 6.375%, 1/2/2016	545,000	566,800
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	290,000	301,600
Southwest Airlines Co., 5.25%, 10/1/2014	945,000	1,010,319
Southwest Airlines Co., 5.75%, 12/15/2016	1,580,000	1,778,748

		4,204,533

Commercial Services & Supplies - 0.23%
Clean Harbors, Inc., 5.25%, 8/1/2020	610,000	637,450
Garda World Security Corp. (Canada)[5] , 9.75%, 3/15/2017	540,000	571,050
International Lease Finance Corp., 5.625%, 9/20/2013	650,000	665,438
Waste Management, Inc., 7.375%, 3/11/2019	1,110,000	1,396,594

		3,270,532

Industrial Conglomerates - 0.40%
General Electric Capital Corp., 5.625%, 5/1/2018	460,000	541,228
General Electric Capital Corp., 5.50%, 1/8/2020	4,020,000	4,716,819
Tyco Electronics Group S.A. (Switzerland), 4.875%, 1/15/2021	325,000	360,390

		5,618,437

Machinery - 0.35%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	815,000	1,044,983
Dynacast International LLC - Dynacast Finance, Inc., 9.25%, 7/15/2019	805,000	859,337
John Deere Capital Corp., 5.50%, 4/13/2017	275,000	320,686
John Deere Capital Corp., 5.75%, 9/10/2018	1,295,000	1,569,100
Kennametal, Inc., 3.875%, 2/15/2022	1,075,000	1,110,606

		4,904,712

Marine - 0.06%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc., 8.875%, 11/1/2017	815,000	804,813

Road & Rail - 0.19%
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	515,000	534,121
Union Pacific Corp., 5.65%, 5/1/2017	810,000	943,472
Union Pacific Corp., 2.95%, 1/15/2023	1,240,000	1,262,580

		2,740,173

Total Industrials		28,011,302

Information Technology - 0.75%
Communications Equipment - 0.09%
Hughes Satellite Systems Corp., 6.50%, 6/15/2019	515,000	569,075
ViaSat, Inc., 6.875%, 6/15/2020	565,000	603,137

		1,172,212

19

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Computers & Peripherals - 0.14%
Hewlett-Packard Co., 4.75%, 6/2/2014	$1,920,000	$1,999,972

Electronic Equipment, Instruments & Components - 0.17%
Amphenol Corp., 4.00%, 2/1/2022	575,000	598,481
Corning, Inc., 6.625%, 5/15/2019	1,000,000	1,237,450
CPI International, Inc., 8.00%, 2/15/2018	595,000	595,000

		2,430,931

IT Services - 0.10%
The Western Union Co., 5.253%, 4/1/2020	1,350,000	1,447,774

Software - 0.25%
Autodesk, Inc., 3.60%, 12/15/2022	2,350,000	2,343,152
Interface Security Systems Holdings, Inc. - Interface Security Systems LLC[5] , 9.25%, 1/15/2018	540,000	549,450
Nuance Communications, Inc.[5] , 5.375%, 8/15/2020	545,000	561,350

		3,453,952

Total Information Technology		10,504,841

Materials - 1.35%
Chemicals - 0.28%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	855,000	1,050,796
Eastman Chemical Co., 3.60%, 8/15/2022	1,105,000	1,140,703
Nufarm Australia Ltd. (Australia)[5] , 6.375%, 10/15/2019	1,085,000	1,150,100
Trinseo Materials Operating SCA - Trinseo Materials Finance, Inc.[5] , 8.75%, 2/1/2019	545,000	539,550

		3,881,149

Containers & Packaging - 0.06%
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC - Reynolds Group Issuer (Luxembourg) S.A. (New Zealand), 5.75%, 10/15/2020	855,000	874,237

Metals & Mining - 0.82%
Alcoa, Inc., 5.72%, 2/23/2019	1,562,000	1,683,152
Allegheny Technologies, Inc., 5.95%, 1/15/2021	1,765,000	1,967,352
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	830,000	1,055,650
Calcipar S.A. (Luxembourg)[5] , 6.875%, 5/1/2018	630,000	661,500
Cliffs Natural Resources, Inc., 4.80%, 10/1/2020	1,165,000	1,166,038
FMG Resources August 2006 Pty. Ltd. (Australia)[5] , 6.875%, 2/1/2018	570,000	591,375
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022	1,200,000	1,169,485
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	1,460,000	1,547,765
Shale-Inland Holdings LLC - Shale-Inland Finance Corp.[5] , 8.75%, 11/15/2019	545,000	572,250
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	1,090,000	1,121,218

		11,535,785

20

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Materials (continued)
Paper & Forest Products - 0.19%
International Paper Co., 7.50%, 8/15/2021	$1,210,000	$1,571,962
Smurfit Kappa Acquisitions (Ireland)[5] , 4.875%, 9/15/2018	1,135,000	1,169,050

		2,741,012

Total Materials		19,032,183

Telecommunication Services - 0.73%
Diversified Telecommunication Services - 0.43%
DigitalGlobe, Inc.[5] , 5.25%, 2/1/2021	545,000	543,637
Inmarsat Finance plc (United Kingdom)[5] , 7.375%, 12/1/2017	505,000	542,875
UPCB Finance III Ltd. (Netherlands)[5] , 6.625%, 7/1/2020	350,000	373,625
UPCB Finance VI Ltd. (Netherlands)[5] , 6.875%, 1/15/2022	650,000	706,875
Verizon Communications, Inc., 8.75%, 11/1/2018	1,633,000	2,231,780
Wind Acquisition Finance S.A. (Italy)[5] , 7.25%, 2/15/2018	815,000	857,787
Windstream Corp., 7.50%, 6/1/2022	770,000	833,525

		6,090,104

Wireless Telecommunication Services - 0.30%
Crown Castle Towers LLC[5] , 6.113%, 1/15/2020	1,045,000	1,264,360
Crown Castle Towers LLC[5] , 4.883%, 8/15/2020	353,000	400,672
NII Capital Corp., 8.875%, 12/15/2019	590,000	495,600
SBA Tower Trust[5] , 5.101%, 4/17/2017	575,000	643,580
SBA Tower Trust[5] , 2.933%, 12/15/2017	1,285,000	1,326,296

		4,130,508

Total Telecommunication Services		10,220,612

Utilities - 0.40%
Electric Utilities - 0.39%
Allegheny Energy Supply Co. LLC[5] , 5.75%, 10/15/2019	1,660,000	1,864,034
Exelon Generation Co. LLC, 5.20%, 10/1/2019	815,000	921,785
Southwestern Electric Power Co., 6.45%, 1/15/2019	880,000	1,059,989
System Energy Resources, Inc., 4.10%, 4/1/2023	1,560,000	1,587,852

		5,433,660

Multi-Utilities - 0.01%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	135,000	136,529

Total Utilities		5,570,189

Total Non-Convertible Corporate Bonds (Identified Cost $ 252,733,485)		268,929,878

TOTAL CORPORATE BONDS (Identified Cost $ 255,698,486)		272,070,041

21

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT	VALUE
MUTUAL FUNDS - 0.05%
iShares S&P India Nifty 50 Index Fund	13,700	$355,926
PowerShares India Portfolio	16,900	331,240

TOTAL MUTUAL FUNDS (Identified Cost $654,978)		687,166

U.S. TREASURY SECURITIES - 1.01%
U.S. Treasury Notes - 1.01%
U.S. Treasury Note, 2.625%, 4/30/2018
(Identified Cost $13,816,257)	$13,000,000	14,128,361

ASSET-BACKED SECURITIES - 0.27%
FDIC Trust, Series 2011-R1, Class A5, 2.672%, 7/25/2026	1,479,858	1,519,054
Ford Credit Auto Owner Trust, Series 2012-D, Class A3, 0.51%, 4/15/2017	990,000	988,932
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[5], 5.29%, 3/25/2016	470,000	510,562
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[5], 3.74%, 2/25/2017	700,000	753,390

TOTAL ASSET-BACKED SECURITIES (Identified Cost $3,639,083)		3,771,938

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.43%

Americold LLC Trust, Series 2010-ARTA, Class A1[5], 3.847%, 1/14/2029	263,817	282,088
BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A5, 2.959%, 12/10/2030	640,000	647,133
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4[6], 5.732%, 5/10/2045	3,155,000	3,586,440
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	850,000	964,493
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	2,020,000	2,206,280
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A4[6], 5.711%, 9/11/2038	605,000	687,105
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	695,000	790,842
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[5], 3.759%, 4/15/2044	420,000	454,647
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[6], 5.219%, 7/15/2044	420,000	462,570
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[5], 3.156%, 7/10/2046	411,742	433,752
Commercial Mortgage Pass-Through Certificates, Series 2012-CR4, Class A3, 2.853%, 10/15/2045	895,000	906,468
Commercial Mortgage Trust, Series 2006-GG7, Class A4[6], 5.862%, 7/10/2038	615,000	699,839
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1[5], 3.742%, 11/10/2046	331,035	356,597
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class A2, 2.377%, 5/25/2022 .	1,255,000	1,252,323

22

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017		$1,190,000	$1,196,801
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019		1,325,000	1,342,168
FREMF Mortgage Trust, Series 2011-K701, Class B5,6, 4.286%, 7/25/2048		550,000	585,560
FREMF Mortgage Trust, Series 2011-K702, Class B5,6, 4.77%, 4/25/2044		675,000	735,408
GS Mortgage Securities Corp. II, Series 2010-C2, Class A1[5], 3.849%, 12/10/2043		711,066	768,353
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[6], 5.294%, 1/12/2043		1,605,000	1,766,391
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[6], 5.20%, 12/15/2044		325,000	359,189
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[6], 5.868%, 4/15/2045		1,460,000	1,669,036
LSTAR Commercial Mortgage Trust, Series 2011-1, Class A5, 3.913%, 6/25/2043		300,913	314,342
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4A6, 5.23%, 9/15/2042		345,000	377,566
Morgan Stanley Capital I Trust, Series 2011-C1, Class A2[5], 3.884%, 9/15/2047		765,000	827,334
Motel 6 Trust, Series 2012-MTL6, Class A2[5], 1.948%, 10/5/2025		895,000	895,107
OBP Depositor LLC Trust, Series 2010-OBP, Class A5, 4.646%, 7/15/2045		115,000	133,042
Sequoia Mortgage Trust, Series 2013-2, Class A1[6], 1.874%, 2/25/2043		1,305,000	1,297,659
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX5, 4.004%, 9/13/2028		350,000	389,941
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[6], 5.24%, 10/15/2044		2,139,826	2,353,952
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[6], 5.845%, 6/15/2045		750,000	861,127
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[5], 4.393%, 11/15/2043		600,000	681,649
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3, 2.918%, 10/15/2045		1,720,000	1,755,267
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2[5], 3.791%, 2/15/2044 .		575,000	620,315
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2, 2.029%, 3/15/2045 .		1,465,000	1,508,931

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $33,158,447)			34,169,715

FOREIGN GOVERNMENT BONDS - 1.50%

Bonos de la Tesoreria de la Republica en pesos (Chile), 6.00%, 1/1/2018	CLP	805,000,000	1,743,056
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	MYR	3,275,000	1,093,421
Province of Manitoba Canada, Series FH (Canada), 4.90%, 12/6/2016		$1,400,000	1,618,260
Province of New Brunswick Canada (Canada), 5.20%, 2/21/2017		3,200,000	3,734,400
Province of Nova Scotia Canada (Canada), 5.125%, 1/26/2017		2,000,000	2,327,600
Province of Ontario Canada (Canada), 2.30%, 5/10/2016		5,000,000	5,253,000
Province of Quebec Canada (Canada), 5.125%, 11/14/2016		4,600,000	5,332,780

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $20,594,052)			21,102,517

23

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCIES - 13.95%

Mortgage-Backed Securities - 6.42%
Fannie Mae, Pool #621881, 5.50%, 1/1/2017	$616	$662
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	1,558,182	1,682,837
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	111,187	120,082
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	139,822	153,498
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	999,727	1,079,705
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	178,988	196,496
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	1,737,435	1,876,430
Fannie Mae, Pool #990895, 5.50%, 10/1/2023	136,424	147,082
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	106,487	114,806
Fannie Mae, Pool #888021, 6.00%, 12/1/2036	332,641	363,973
Fannie Mae, Pool #909786, 5.50%, 3/1/2037	812,753	882,069
Fannie Mae, Pool #995050, 6.00%, 9/1/2037	840,789	919,985
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037	2,939,170	3,216,016
Fannie Mae, Pool #889576, 6.00%, 4/1/2038	1,828,811	2,001,070
Fannie Mae, Pool #889579, 6.00%, 5/1/2038	1,943,792	2,127,637
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	95,094	104,051
Fannie Mae, Pool #AD0119, 6.00%, 7/1/2038	1,684,622	1,842,242
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	167,865	183,677
Fannie Mae, Pool #AA7681, 4.50%, 6/1/2039	2,102,466	2,256,753
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	554,399	601,681
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	2,668,573	2,864,403
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	4,247,583	4,647,671
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	3,354,993	3,666,076
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	4,839,978	5,295,864
Fannie Mae, Pool AL2581, 6.00%, 6/1/2040	2,533,825	2,772,490
Fannie Mae, Pool #890519, 6.00%, 10/1/2040	6,613,132	7,236,035
Fannie Mae, Pool #AE0951, 4.50%, 2/1/2041	1,666,122	1,788,388
Fannie Mae, Pool #AH9054, 4.50%, 4/1/2041	661,141	712,964
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	463,563	499,898
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	1,630,904	1,755,682
Fannie Mae, Pool #AJ1415, 4.50%, 9/1/2041	414,204	446,671
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038	5,737,226	6,277,626
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	581,422	629,208
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	171,799	188,689
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	126,849	139,320
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	99,942	110,242
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	176,837	198,684
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	75,663	81,409
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	404,629	441,525
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	796,475	861,665
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	1,053,006	1,149,024
Freddie Mac, Pool #G04264, 5.50%, 4/1/2038	2,562,157	2,770,263
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	1,479,198	1,600,267

24

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT/ SHARES	VALUE
U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	$1,477,465	$1,597,469
Freddie Mac, Pool #G04601, 5.50%, 7/1/2038	4,780,815	5,259,066
Freddie Mac, Pool #G04587, 5.50%, 8/1/2038	5,504,082	5,951,140
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	1,419,395	1,538,231
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	1,842,377	1,993,172
Freddie Mac, Pool #A86522, 4.50%, 5/1/2039	3,222,814	3,429,063
Freddie Mac, Pool #A89760, 4.50%, 12/1/2039	457,238	486,499
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	819,634	886,719
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	509,485	551,185
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	1,289,567	1,407,155
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	891,997	973,333

Total Mortgage-Backed Securities (Identified Cost $89,398,355)		90,077,848

Other Agencies - 7.53%
Fannie Mae, 0.875%, 8/28/2017	34,000,000	33,905,344
Freddie Mac, 3.75%, 3/27/2019	37,000,000	42,321,192
Freddie Mac, 2.375%, 1/13/2022	28,614,000	29,406,207

Total Other Agencies (Identified Cost $104,739,547)		105,632,743

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $194,137,902)		195,710,591

SHORT-TERM INVESTMENT - 6.36%

Dreyfus Cash Management, Inc. - Institutional Shares[7] , 0.05%, (Identified Cost $89,271,370)	89,271,370	89,271,370

TOTAL INVESTMENTS - 105.04% (Identified Cost $1,317,819,657)		1,474,138,050
LIABILITIES, LESS OTHER ASSETS - (5.04%)		(70,708,797)

NET ASSETS - 100%		$1,403,429,253

ADR - American Depository Receipt

CLP - Chilean Peso

MYR - Malaysian Ringgit

*Non-income producing security

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Traded on Canadian Stock Exchange.

3Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

4The rate shown is a fixed rate as of January 31, 2013; the rate becomes floating, based on LIBOR plus a spread, in 2022.

5Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $107,001,073, or 7.62%, of the Series’ net assets as of January 31, 2013.

6The coupon rate is floating and is the effective rate as of January 31, 2013.

7Rate shown is the current yield as of January 31, 2013.

25

Investment Portfolio - January 31, 2013

(unaudited)

Federal Tax Information:

On January 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,318,232,548
Unrealized appreciation	177,931,735
Unrealized depreciation	(22,026,233)

Net unrealized appreciation	$155,905,502

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2013 in valuing the Series assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$170,746,451	$152,240,100	$18,506,351	$—
Consumer Staples	56,209,194	33,056,270	23,152,924	—
Energy	111,853,557	110,382,124	1,471,433	—
Financials	101,738,246	88,557,001	13,181,245	—
Health Care	109,972,792	80,400,834	29,571,958	—
Industrials	56,369,237	39,361,129	17,008,108	—
Information Technology	163,062,052	152,409,774	10,652,278	—
Materials	47,597,646	34,767,894	12,829,752	—
Telecommunication Services	19,063,680	1,820,747	17,242,933	—
Utilities	1,142,770	1,057,700	85,070	—
Preferred securities:
Financials	5,470,726	5,470,726	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	209,838,952	—	209,838,952	—
Corporate debt:
Consumer Discretionary	27,805,075	—	27,805,075	—
Consumer Staples	5,564,979	—	5,564,979	—
Energy	18,854,742	—	18,854,742	—
Financials	132,880,676	—	132,880,676	—
Health Care	10,485,279	—	10,485,279	—
Industrials	28,011,302	—	28,011,302	—
Information Technology	10,504,841	—	10,504,841	—
Materials	19,032,183	—	19,032,183	—
Telecommunication Services	10,220,612	—	10,220,612	—
Utilities	5,570,189	—	5,570,189	—
Convertible corporate debt:
Financials	1,024,781	—	1,024,781	—
Health Care	453,819	—	453,819	—
Information Technology	517,994	—	517,994	—

26

Investment Portfolio - January 31, 2013

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Materials	$1,143,569	$—	$1,143,569	$—
Asset-backed securities	3,771,938	—	3,771,938	—
Commercial mortgage-backed securities	34,169,715	—	34,169,715	—
Foreign government bonds	21,102,517	—	21,102,517	—
Mutual funds	89,958,536	$89,958,536	—	—

Total assets	$1,474,138,050	$789,482,835	$684,655,215	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2012 or January 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

27

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS - 86.98%
Consumer Discretionary - 16.10%
Auto Components - 0.07%
Hankook Tire Co. Ltd. (South Korea)*[1]	12,429	$511,154
Mando Corp. (South Korea)[1]	1,100	122,236

		633,390

Automobiles - 0.68%
Hyundai Motor Co. (South Korea)[1]	1,000	188,311
Suzuki Motor Corp. (Japan)[1]	10,200	267,646
Tesla Motors, Inc.*	11,890	445,994
Toyota Motor Corp. (Japan)[1]	4,300	205,387
Toyota Motor Corp. - ADR (Japan)	46,860	4,469,038
Yamaha Motor Co. Ltd. (Japan)[1]	26,000	330,908

		5,907,284

Distributors - 0.02%
Inchcape plc (United Kingdom)[1]	27,630	207,328

Diversified Consumer Services - 0.06%
Anhanguera Educacional Participacoes S.A. (Brazil)	24,120	469,355

Hotels, Restaurants & Leisure - 1.63%
Accor S.A. (France)[1]	129,990	5,074,123
Arcos Dorados Holdings, Inc. (Argentina)	9,440	129,706
BJ’s Restaurants, Inc.*	8,110	259,277
Carnival Corp.	207,280	8,025,882
Hyatt Hotels Corp. - Class A*	1,950	78,137
InterContinental Hotels Group plc (United Kingdom)[1]	8,698	255,288
Orient-Express Hotels Ltd. - ADR - Class A*	19,020	221,012

		14,043,425

Household Durables - 0.18%
DR Horton, Inc.	11,590	274,219
Lennar Corp. - Class A	8,080	335,643
LG Electronics, Inc. (South Korea)[1]	3,720	246,307
NVR, Inc.*	140	144,152
Rodobens Negocios Imobiliarios S.A. (Brazil)	43,750	302,088
Toll Brothers, Inc.*	7,130	267,019

		1,569,428

Internet & Catalog Retail - 1.23%
Amazon.com, Inc.*	33,010	8,764,155
HomeAway, Inc.*	28,130	674,276
Ocado Group plc (United Kingdom)*[1]	207,710	348,533
Shutterfly, Inc.*	24,020	794,582

		10,581,546

1

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Media - 10.74%
AMC Networks, Inc. - Class A*	165,880	$9,450,184
British Sky Broadcasting Group plc (United Kingdom)[1]	11,360	146,949
DIRECTV*	341,000	17,438,740
The McGraw-Hill Companies, Inc.	155,050	8,918,476
Mediaset Espana Comunicacion S.A. (Spain)[1]	97,570	735,213
News Corp. - Class A	247,620	6,868,979
Reed Elsevier plc - ADR (United Kingdom)	5,125	222,989
Societe Television Francaise 1 (France)[1]	39,080	472,256
Time Warner, Inc.	213,990	10,810,775
Valassis Communications, Inc.	7,510	210,731
Viacom, Inc. - Class B	199,690	12,051,291
Virgin Media, Inc. - ADR (United Kingdom)	376,650	14,836,243
The Walt Disney Co.	178,740	9,630,511
Wolters Kluwer N.V. (Netherlands)[1]	17,270	349,847
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	155,650	666,145

		92,809,329

Multiline Retail - 0.07%
Marks & Spencer Group plc (United Kingdom)[1]	35,350	212,669
PPR (France)[1]	1,965	422,601

		635,270

Specialty Retail - 1.29%
Aeropostale, Inc.*	11,330	153,295
American Eagle Outfitters, Inc.	10,370	209,578
Belle International Holdings Ltd. (Hong Kong)[1]	170,000	378,103
Chico’s FAS, Inc.	9,390	168,363
Dick’s Sporting Goods, Inc.	121,330	5,774,095
Group 1 Automotive, Inc.	2,890	195,769
Hennes & Mauritz AB - Class B (Sweden)[1]	6,720	247,265
Komeri Co. Ltd. (Japan)[1]	5,400	144,660
Penske Automotive Group, Inc.	5,850	192,582
Rent-A-Center, Inc.	5,360	191,245
Sonic Automotive, Inc. - Class A	9,350	226,925
Tiffany & Co.	50,150	3,297,363

		11,179,243

Textiles, Apparel & Luxury Goods - 0.13%
Adidas AG (Germany)[1]	4,050	376,112
Burberry Group plc (United Kingdom)[1]	8,900	191,198
Daphne International Holdings Ltd. (China)[1]	252,000	324,432

2

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods (continued)
Hugo Boss AG (Germany)*[1]	1,640	$192,707

		1,084,449

Total Consumer Discretionary		139,120,047

Consumer Staples - 7.32%
Beverages - 2.00%
Anheuser-Busch InBev N.V. (Belgium)[1]	89,840	7,904,846
C&C Group plc (Ireland)*[1]	73,470	478,833
Carlsberg A/S - Class B (Denmark)[1]	4,950	529,495
Cia Cervecerias Unidas S.A. - ADR (Chile)	8,575	273,971
Cia de Bebidas das Americas (AmBev) - ADR (Brazil)	3,400	160,004
The Coca-Cola Co.	172,580	6,426,879
Diageo plc (United Kingdom)[1]	24,560	731,103
Kirin Holdings Co. Ltd. (Japan)[1]	18,000	224,924
SABMiller plc (United Kingdom)[1]	3,200	159,783
Tsingtao Brewery Co. Ltd. - Class H (China)[1]	70,000	404,600

		17,294,438

Food & Staples Retailing - 0.61%
Carrefour S.A. (France)[1]	24,970	711,893
Casino Guichard-Perrachon S.A. (France)[1]	2,880	282,035
Distribuidora Internacional de Alimentacion S.A. (Spain)[1]	62,700	462,859
The Fresh Market, Inc.*	1,710	83,602
Koninklijke Ahold N.V. (Netherlands)[1]	161,130	2,367,724
Raia Drogasil S.A. (Brazil)	14,500	162,013
Tesco plc (United Kingdom)[1]	171,040	966,650
Whole Foods Market, Inc.	2,030	195,387

		5,232,163

Food Products - 4.61%
Barry Callebaut AG (Switzerland)[1]	390	392,120
Biostime International Holdings Ltd. (China)[1]	33,000	136,877
BRF - Brasil Foods S.A. (Brazil)	7,130	156,610
Charoen Pokphand Foods PCL (Thailand)[1]	402,910	479,574
Danone S.A. (France)[1]	141,310	9,793,021
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)	128,690	332,489
Ingredion, Inc.	3,800	251,066
Kraft Foods Group, Inc.	122,370	5,655,941
M Dias Branco S.A. (Brazil)	4,800	190,448
Nestle S.A. (Switzerland)[1]	63,880	4,485,493
Tyson Foods, Inc. - Class A	358,430	7,928,472
Unilever plc - ADR (United Kingdom)	245,434	9,986,709

		39,788,820

3

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Personal Products - 0.04%
Kao Corp. (Japan)[1]	8,900	$255,304
Natura Cosmeticos S.A. (Brazil)	3,470	93,574

		348,878

Tobacco - 0.06%
Gudang Garam Tbk PT (Indonesia)[1]	34,500	183,693
Swedish Match AB (Sweden)[1]	9,080	340,758

		524,451

Total Consumer Staples		63,188,750

Energy - 12.58%
Energy Equipment & Services - 5.73%
Baker Hughes, Inc.	272,760	12,197,827
Bourbon S.A. (France)[1]	1,770	53,998
Calfrac Well Services Ltd. (Canada)	15,780	405,654
Cameron International Corp.*	237,820	15,056,384
CARBO Ceramics, Inc.	1,300	104,143
Cie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	5,472	158,521
Gulfmark Offshore, Inc. - Class A	2,450	85,162
Hornbeck Offshore Services, Inc.*	2,190	80,614
ION Geophysical Corp.*	22,000	149,600
Key Energy Services, Inc.*	11,080	90,080
National Oilwell Varco, Inc.	1,150	85,261
Petroleum Geo-Services ASA (Norway)[1]	14,000	248,367
Schlumberger Ltd.	172,730	13,481,577
Trican Well Service Ltd. (Canada)	44,200	604,903
Weatherford International Ltd. - ADR*	499,790	6,672,197

		49,474,288

Oil, Gas & Consumable Fuels - 6.85%
Apache Corp.	31,220	2,614,987
Cameco Corp. (Canada)	16,960	365,488
Chesapeake Energy Corp.	157,330	3,174,919
Cloud Peak Energy, Inc.*	19,370	339,169
Encana Corp. (Canada)	209,270	4,051,467
EOG Resources, Inc.	46,000	5,749,080
Hess Corp.	488,610	32,815,048
Pacific Rubiales Energy Corp. (Colombia)	11,440	266,903
Paladin Energy Ltd. (Australia)*[2]	127,940	151,363
Petroleo Brasileiro S.A. - ADR (Brazil)	185,240	3,350,992
Range Resources Corp.	69,880	4,693,840
Royal Dutch Shell plc - Class B (Netherlands)[1]	7,474	271,656
Royal Dutch Shell plc - Class B - ADR (Netherlands)	7,420	539,582

4

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Statoil ASA (Norway)[1]	11,920	$317,578
Talisman Energy, Inc. (Canada)	40,030	500,074

		59,202,146

Total Energy		108,676,434

Financials - 6.85%
Capital Markets - 0.07%
Deutsche Bank AG (Germany)[1]	11,290	583,908

Commercial Banks - 0.80%
Barclays plc (United Kingdom)[1]	88,550	425,132
BNP Paribas S.A. (France)[1]	10,210	640,616
Cathay General Bancorp.	29,680	576,089
CIT Group, Inc.*	12,690	537,421
Hong Leong Financial Group Berhad (Malaysia)[1]	105,620	467,760
HSBC Holdings plc (United Kingdom)[1]	32,180	365,942
HSBC Holdings plc - ADR (United Kingdom)	21,030	1,195,766
ICICI Bank Ltd. - ADR (India)	18,670	855,086
Standard Chartered plc (United Kingdom)[1]	22,210	590,529
Sumitomo Mitsui Trust Holdings, Inc. (Japan)[1]	92,000	339,807
Wells Fargo & Co.	26,150	910,805

		6,904,953

Consumer Finance - 1.97%
American Express Co.	107,700	6,333,837
Discover Financial Services	278,070	10,675,107

		17,008,944

Diversified Financial Services - 1.61%
JPMorgan Chase & Co.	24,410	1,148,491
JSE Ltd. (South Africa)[1]	147,840	1,133,804
MarketAxess Holdings, Inc.	35,580	1,345,280
Moody’s Corp.	180,140	9,875,275
The NASDAQ OMX Group, Inc.	15,170	429,614

		13,932,464

Insurance - 0.54%
Admiral Group plc (United Kingdom)[1]	43,970	853,863
Allianz SE (Germany)[1]	7,740	1,107,488
AXA S.A. (France)[1]	4,615	85,446
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	76,400	824,868
Mapfre S.A. (Spain)[1]	226,030	695,328
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	3,663	672,726

5

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Insurance (continued)
Zurich Insurance Group AG (Switzerland)[1]	1,410	$405,469

		4,645,188

Real Estate Investment Trusts (REITS) - 1.79%
Agree Realty Corp.	3,000	85,080
Alexandria Real Estate Equities, Inc.	3,800	275,500
Alstria Office REIT AG (Germany)[1]	41,540	507,624
American Assets Trust, Inc.	3,990	115,311
American Campus Communities, Inc.	10,740	500,162
Apartment Investment & Management Co. - Class A	14,700	401,016
Associated Estates Realty Corp.	10,910	176,197
AvalonBay Communities, Inc.	1,710	221,941
BioMed Realty Trust, Inc.	34,100	693,935
Boston Properties, Inc.	3,220	339,002
Camden Property Trust	3,500	242,865
Cedar Realty Trust, Inc.	5,770	31,793
Coresite Realty Corp.	6,970	205,615
Corporate Office Properties Trust	20,750	549,045
CubeSmart	12,470	190,167
Digital Realty Trust, Inc.	34,750	2,359,873
DuPont Fabros Technology, Inc.	77,220	1,825,481
Education Realty Trust, Inc.	18,150	195,113
Equity Lifestyle Properties, Inc.	3,820	273,512
Equity One, Inc.	6,630	149,904
Equity Residential	3,720	206,051
General Growth Properties, Inc.	11,050	215,696
HCP, Inc.	7,450	345,605
Health Care REIT, Inc.	5,330	334,937
Healthcare Realty Trust, Inc.	2,240	57,075
Healthcare Trust of America, Inc.*	4,630	49,587
Home Properties, Inc.	7,540	463,484
Host Hotels & Resorts, Inc.	19,393	325,608
Kimco Realty Corp.	4,410	91,596
Land Securities Group plc (United Kingdom)[1]	18,400	234,351
LTC Properties, Inc.	3,200	119,168
The Macerich Co.	1,600	95,552
Mack-Cali Realty Corp.	8,340	226,598
Mid-America Apartment Communities, Inc.	5,100	333,387
National Retail Properties, Inc.	6,090	195,002
Pebblebrook Hotel Trust	26,950	671,325
Potlatch Corp.	1,240	53,804
Public Storage	950	146,233
Realty Income Corp.	3,130	136,718

6

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Simon Property Group, Inc.	3,890	$623,100
Sovran Self Storage, Inc.	6,630	432,541
Tanger Factory Outlet Centers	3,680	130,346
Taubman Centers, Inc.	1,360	110,840
UDR, Inc.	14,710	351,422
Unibail-Rodamco SE (France)[1]	440	103,915
Vornado Realty Trust	650	54,899

		15,447,976

Real Estate Management & Development - 0.05%
General Shopping Brasil S.A. (Brazil)*	77,220	387,389
Thomas Properties Group, Inc.	10,440	53,766

		441,155

Thrifts & Mortgage Finance - 0.02%
Aareal Bank AG (Germany)*[1]	9,707	231,244

Total Financials		59,195,832

Health Care - 12.87%
Biotechnology - 0.88%
Green Cross Corp. (South Korea)[1]	8,580	1,107,541
Incyte Corp. Ltd.*	32,460	596,615
Myriad Genetics, Inc.*	185,920	5,030,995
Protalix BioTherapeutics, Inc.*	60,970	311,557
Seattle Genetics, Inc.*	18,280	538,346

		7,585,054

Health Care Equipment & Supplies - 4.08%
Abaxis, Inc.	24,970	966,838
Alere, Inc.*	546,900	11,627,094
Becton, Dickinson and Co.	93,015	7,816,981
BioMerieux (France)[1]	9,870	942,420
Carl Zeiss Meditec AG (Germany)[1]	9,260	302,358
DexCom, Inc.*	68,960	1,050,261
GN Store Nord A/S (Denmark)[1]	6,300	102,507
HeartWare International, Inc.*	8,890	803,478
Insulet Corp.*	62,200	1,434,954
Mindray Medical International Ltd. - ADR (China)	12,800	483,840
Neogen Corp.*	7,010	325,895
Sirona Dental Systems, Inc.*	15,580	1,035,603
Straumann Holding AG (Switzerland)[1]	1,250	168,197
Thoratec Corp.*	17,700	646,581
Volcano Corp.*	301,290	7,544,302

		35,251,309

7

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Health Care Providers & Services - 0.99%
HMS Holdings Corp.*	16,450	$448,427
Life Healthcare Group Holdings Ltd. (South Africa)[1]	17,040	59,931
Odontoprev S.A. (Brazil)	138,960	708,285
Qualicorp S.A. (Brazil)*	80,180	829,441
Sonic Healthcare Ltd. (Australia)[1]	77,370	1,102,514
Universal Health Services, Inc. - Class B	95,910	5,432,342

		8,580,940

Health Care Technology - 1.60%
Cerner Corp.*	155,830	12,863,767
Computer Programs & Systems, Inc.	9,340	491,377
Greenway Medical Technologies, Inc.*	32,590	485,591

		13,840,735

Life Sciences Tools & Services - 1.93%
Gerresheimer AG (Germany)[1]	6,530	335,737
Lonza Group AG (Switzerland)[1]	20,020	1,178,070
Luminex Corp.*	25,050	460,419
QIAGEN N.V. (Netherlands)*[1]	12,980	272,483
QIAGEN N.V. - ADR (Netherlands)*	413,470	8,682,870
Waters Corp.*	48,860	4,474,110
WuXi PharmaTech Cayman, Inc. - ADR (China)*	75,470	1,221,105

		16,624,794

Pharmaceuticals - 3.39%
AstraZeneca plc (United Kingdom)[1]	2,175	105,095
AstraZeneca plc - ADR (United Kingdom)	12,710	612,368
Bayer AG (Germany)[1]	11,706	1,155,173
GlaxoSmithKline plc (United Kingdom)[1]	14,755	337,504
Johnson & Johnson	177,810	13,143,715
Novo Nordisk A/S - Class B (Denmark)[1]	67,140	12,359,944
Santen Pharmaceutical Co. Ltd. (Japan)[1]	1,600	65,893
Shire plc (Ireland)[1]	16,590	554,970
Takeda Pharmaceutical Co. Ltd. (Japan)[1]	2,700	138,744
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	6,650	252,633
UCB S.A. (Belgium)[1]	10,000	577,212

		29,303,251

Total Health Care		111,186,083

Industrials - 8.51%
Airlines - 2.71%
Ryanair Holdings plc - ADR (Ireland)	108,560	4,228,412
Southwest Airlines Co.	838,627	9,401,009
Spirit Airlines, Inc.*	344,060	6,671,323

8

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Airlines (continued)
US Airways Group, Inc.*	220,010	$3,141,743

		23,442,487

Building Products - 0.01%
A.O. Smith Corp.	1,600	110,848

Commercial Services & Supplies - 0.07%
Edenred (France)[1]	2,000	64,089
Interface, Inc.	5,060	84,907
Tomra Systems ASA (Norway)[1]	47,870	407,348

		556,344

Electrical Equipment - 0.24%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	13,740	294,173
Alstom S.A. (France)[1]	14,500	642,726
Nexans S.A. (France)[1]	2,050	106,172
Polypore International, Inc.*	16,300	629,017
Prysmian S.p.A. (Italy)[1]	2,710	57,916
Schneider Electric S.A. (France)[1]	4,200	319,524

		2,049,528

Industrial Conglomerates - 0.86%
Siemens AG (Germany)[1]	67,810	7,429,454

Machinery - 2.36%
AGCO Corp.*	4,010	212,530
Astec Industries, Inc.	2,380	84,062
Deere & Co.	2,000	188,120
FANUC Corp. (Japan)[1]	3,500	546,177
Graham Corp.	7,830	181,421
Joy Global, Inc.	133,810	8,452,778
Kennametal, Inc.	2,100	86,121
KUKA AG (Germany)*[1]	2,580	100,085
Pall Corp.	98,620	6,735,746
Pentair Ltd. - ADR	5,510	279,247
Titan International, Inc.	10,040	243,872
Trinity Industries, Inc.	5,500	218,350
Turk Traktor ve Ziraat Makineleri AS (Turkey)[1]	18,500	520,665
Wabash National Corp.*	38,180	395,163
Westport Innovations, Inc. - ADR (Canada)*	72,180	1,982,063
Xylem, Inc.	6,670	186,293

		20,412,693

Marine - 0.07%
Baltic Trading Ltd.	11,570	37,371
D/S Norden A/S (Denmark)[1]	8,020	246,242

9

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Marine (continued)
Diana Shipping, Inc. - ADR (Greece)*	4,140	$36,101
Mitsui OSK Lines Ltd. (Japan)[1]	14,000	46,193
Nippon Yusen Kabushiki Kaisha (Japan)[1]	22,000	52,720
Pacific Basin Shipping Ltd. (Hong Kong)[1]	80,000	46,543
Sinotrans Shipping Ltd. (China)[1]	651,300	174,476

		639,646

Professional Services - 1.01%
Adecco S.A. (Switzerland)[1]	87,130	4,996,321
ALS Ltd. (Australia)[1]	17,500	205,740
Experian plc (United Kingdom)[1]	22,420	383,522
Manpower, Inc.	60,680	3,125,020

		8,710,603

Trading Companies & Distributors - 1.06%
Brenntag AG (Germany)[1]	530	75,457
Fastenal Co.	173,260	8,607,557
Mills Estruturas e Servicos de Engenharia S.A. (Brazil)	23,400	393,652
MSC Industrial Direct Co., Inc. - Class A	960	75,955

		9,152,621

Transportation Infrastructure - 0.12%
Groupe Eurotunnel S.A. (France)[1]	50,030	425,420
Malaysia Airports Holdings Berhad (Malaysia)[1]	327,440	580,687

		1,006,107

Total Industrials		73,510,331

Information Technology - 16.78%
Communications Equipment - 4.90%
Alcatel-Lucent - ADR (France)*	230,160	382,066
Infinera Corp.*	159,640	1,138,233
Juniper Networks, Inc.*	740,350	16,569,033
Polycom, Inc.*	56,200	619,886
Qualcomm, Inc.	148,820	9,826,585
Riverbed Technology, Inc.*	712,480	13,822,112

		42,357,915

Computers & Peripherals - 2.24%
3D Systems Corp.*	750	43,387
Apple, Inc.	1,530	696,624
EMC Corp.*	751,660	18,498,353
Fusion-io, Inc.*	4,820	84,254
Stratasys Ltd.*	540	42,379

		19,364,997

10

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Electronic Equipment, Instruments & Components - 1.11%
Amphenol Corp. - Class A	111,490	$7,533,379
Hitachi Ltd. (Japan)[1]	154,000	913,851
Keyence Corp. (Japan)[1]	1,146	317,937
Rofin-Sinar Technologies, Inc.*	31,340	803,244

		9,568,411

Internet Software & Services - 2.71%
Google, Inc. - Class A*	22,099	16,699,993
LinkedIn Corp. - Class A*	38,620	4,780,770
LogMeIn, Inc.*	9,200	208,840
NHN Corp. (South Korea)*[1]	2,000	442,314
Tencent Holdings Ltd. (China)[1]	25,000	873,171
Velti plc - ADR (Ireland)*	97,880	364,114

		23,369,202

IT Services - 2.98%
Amdocs Ltd. - ADR	269,830	9,630,233
Cap Gemini S.A. (France)[1]	34,680	1,671,240
Cielo S.A. (Brazil)	10,800	305,449
InterXion Holding NV - ADR (Netherlands)*	2,020	46,440
Sapient Corp.*	14,400	174,384
VeriFone Systems, Inc.*	203,940	7,080,797
The Western Union Co.	481,000	6,844,630

		25,753,173

Semiconductors & Semiconductor Equipment - 0.20%
Samsung Electronics Co. Ltd. (South Korea)[1]	560	745,043
Sumco Corp. (Japan)*[1]	55,600	579,305
Tokyo Electron Ltd. (Japan)[1]	9,300	399,916

		1,724,264

Software - 2.64%
Aspen Technology, Inc.*	3,210	98,226
Autodesk, Inc.*	232,810	9,051,653
Aveva Group plc (United Kingdom)[1]	5,260	180,242
Electronic Arts, Inc.*	732,440	11,521,281
RealPage, Inc.*	36,370	848,876
SAP AG (Germany)[1]	13,420	1,100,530

		22,800,808

Total Information Technology		144,938,770

Materials - 4.15%
Chemicals - 3.28%
Air Products & Chemicals, Inc.	52,440	4,584,829

11

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Materials (continued)
Chemicals (continued)
BASF SE (Germany)[1]	7,360	$745,421
Chr. Hansen Holding A/S (Denmark)[1]	5,800	205,155
Flotek Industries, Inc.*	9,360	125,986
Johnson Matthey plc (United Kingdom)[1]	11,091	398,029
Linde AG (Germany)[1]	5,330	971,509
Monsanto Co.	159,010	16,115,663
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	1,100	67,282
Syngenta AG (Switzerland)[1]	11,250	4,837,926
Wacker Chemie AG (Germany)[1]	1,120	79,673
Yingde Gases (Hong Kong)[1]	169,000	189,584

		28,321,057

Construction Materials - 0.05%
CRH plc (Ireland)[1]	12,010	258,820
Holcim Ltd. (Switzerland)[1]	2,710	210,944

		469,764

Metals & Mining - 0.82%
Alcoa, Inc.	727,280	6,429,155
Alumina Ltd. (Australia)[1]	123,840	143,059
Impala Platinum Holdings Ltd. (South Africa)[1]	9,270	168,019
Norsk Hydro ASA (Norway)[1]	21,070	101,152
Umicore S.A. (Belgium)[1]	3,850	200,311

		7,041,696

Total Materials		35,832,517

Telecommunication Services - 1.72%
Diversified Telecommunication Services - 1.60%
Swisscom AG - ADR (Switzerland)[3]	9,116	402,836
Telefonica S.A. - ADR (Spain)	39,010	560,184
Telenor ASA (Norway)[1]	553,990	12,204,683
Telenor ASA - ADR (Norway)[3]	9,830	649,173

		13,816,876

Wireless Telecommunication Services - 0.12%
MTN Group Ltd. (South Africa)[1]	7,410	144,981
SK Telecom Co. Ltd. - ADR (South Korea)	53,960	914,622

		1,059,603

Total Telecommunication Services		14,876,479

Utilities - 0.10%
Independent Power Producers & Energy Traders - 0.05%
Dynegy, Inc.*	19,750	395,000

12

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT	VALUE

COMMON STOCKS (continued)
Utilities (continued)
Multi-Utilities - 0.01%
GDF Suez (France)[1]	4,464	$91,573

Water Utilities - 0.04%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	15,510	377,440

Total Utilities		864,013

TOTAL COMMON STOCKS (Identified Cost $632,635,339)		751,389,256

CORPORATE BONDS - 6.53%
Non-Convertible Corporate Bonds - 6.53%
Consumer Discretionary - 0.96%
Media - 0.48%
NBCUniversal Media LLC, 2.875%, 4/1/2016	$3,955,000	4,151,453

Specialty Retail - 0.48%
Lowe’s Companies, Inc., 1.625%, 4/15/2017	4,080,000	4,158,911

Total Consumer Discretionary		8,310,364

Consumer Staples - 0.48%
Beverages - 0.48%
PepsiCo, Inc., 1.25%, 8/13/2017	4,170,000	4,165,976

Financials - 2.81%
Capital Markets - 0.93%
BNP Paribas Home Loan Covered Bonds S.A. (France)[4], 2.20%, 11/2/2015	2,425,000	2,506,965
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	410,000	465,324
Jefferies Group, Inc., 5.125%, 4/13/2018	850,000	905,250
Jefferies Group, Inc., 8.50%, 7/15/2019	3,000,000	3,728,910
Morgan Stanley, 5.50%, 1/26/2020	405,000	452,299

		8,058,748

Commercial Banks - 1.25%
Bank of Nova Scotia (Canada)[4], 1.45%, 7/26/2013	970,000	974,947
Bank of Nova Scotia (Canada)[4], 1.65%, 10/29/2015	2,425,000	2,489,263
Barclays Bank plc (United Kingdom)[4], 2.50%, 9/21/2015	2,425,000	2,521,020
Royal Bank of Canada (Canada)[4], 3.125%, 4/14/2015	2,135,000	2,253,279
The Toronto-Dominion Bank (Canada)[4], 2.20%, 7/29/2015	2,425,000	2,521,757

		10,760,266

Consumer Finance - 0.04%
American Express Co.[4], 2.65%, 12/2/2022	362,000	351,427

Diversified Financial Services - 0.09%
Citigroup, Inc., 8.50%, 5/22/2019	279,000	372,077

13

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT/ SHARES	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
JPMorgan Chase & Co., 4.95%, 3/25/2020	$385,000	$440,757

		812,834

Insurance - 0.50%
American International Group, Inc., 5.45%, 5/18/2017	3,740,000	4,273,638

Total Financials		24,256,913

Health Care - 0.49%
Biotechnology - 0.49%
Amgen, Inc., 5.70%, 2/1/2019	3,510,000	4,180,164

Industrials - 1.01%
Aerospace & Defense - 0.48%
United Technologies Corp., 1.80%, 6/1/2017	4,040,000	4,125,979

Industrial Conglomerates - 0.53%
General Electric Capital Corp., 1.625%, 7/2/2015	4,115,000	4,182,943
General Electric Capital Corp., 5.50%, 1/8/2020	375,000	440,002

		4,622,945

Total Industrials		8,748,924

Information Technology - 0.47%
Computers & Peripherals - 0.47%
Hewlett-Packard Co., 2.60%, 9/15/2017	4,170,000	4,084,144

Telecommunication Services - 0.31%
Diversified Telecommunication Services - 0.31%
Verizon Communications, Inc., 8.75%, 11/1/2018	1,936,000	2,645,883

TOTAL CORPORATE BONDS (Identified Cost $55,001,391)		56,392,368

MUTUAL FUNDS - 0.06%
iShares S&P India Nifty 50 Index Fund	10,400	270,192
PowerShares India Portfolio	12,800	250,880

TOTAL MUTUAL FUNDS (Identified Cost $427,472)		521,072

U.S. GOVERNMENT AGENCIES - 3.16%

Other Agencies - 3.16%
Fannie Mae, 0.875%, 8/28/2017	$16,000,000	15,955,456
Fannie Mae, 6.25%, 5/15/2029	1,608,000	2,256,957
Fannie Mae, 7.25%, 5/15/2030	1,448,000	2,250,043
Fannie Mae, 6.625%, 11/15/2030	1,528,000	2,260,163

14

Investment Portfolio - January 31, 2013

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Other Agencies (continued)
Freddie Mac, 6.75%, 3/15/2031	$1,508,000	$2,258,589
Freddie Mac, 6.25%, 7/15/2032	1,608,000	2,320,075

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $26,827,528)		27,301,283

SHORT-TERM INVESTMENT - 4.21%
Dreyfus Cash Management, Inc. - Institutional Shares[5], 0.05%,
(Identified Cost $36,402,505)	36,402,505	36,402,505

TOTAL INVESTMENTS - 100.94% (Identified Cost $751,294,235)		872,006,484
LIABILITIES, LESS OTHER ASSETS - (0.94%)		(8,124,597)

NET ASSETS - 100%		$863,881,887

ADR - American Depository Receipt

*Non-income producing security

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Traded on Canadian Stock Exchange.

3Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

4Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $13,618,658, or 1.58%, of the Series’ net assets as of January 31, 2013.

5Rate shown is the current yield as of January 31, 2013.

Federal Tax Information:

On January 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$752,413,730
Unrealized appreciation	137,580,651
Unrealized depreciation	(17,987,897)

Net unrealized appreciation	$119,592,754

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

15

Investment Portfolio - January 31, 2013

(unaudited)

The following is a summary of the valuation levels used for major security types as of January 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$139,120,047	$126,502,669	$12,617,378	$—
Consumer Staples	63,188,750	31,897,165	31,291,585	—
Energy	108,676,434	107,626,314	1,050,120	—
Financials	59,195,832	49,750,880	9,444,952	—
Health Care	111,186,083	90,319,790	20,866,293	—
Industrials	73,510,331	56,082,854	17,427,477	—
Information Technology	144,938,770	137,715,221	7,223,549	—
Materials	35,832,517	27,255,633	8,576,884	—
Telecommunication Services	14,876,479	1,474,806	13,401,673	—
Utilities	864,013	772,440	91,573	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	27,301,283	—	27,301,283	—
Corporate debt:
Consumer Discretionary	8,310,364	—	8,310,364	—
Consumer Staples	4,165,976	—	4,165,976	—
Financials	24,256,913	—	24,256,913	—
Health Care	4,180,164	—	4,180,164	—
Industrials	8,748,924	—	8,748,924	—
Information Technology	4,084,144	—	4,084,144	—
Telecommunication Services	2,645,883	—	2,645,883	—
Mutual funds	36,923,577	36,923,577	—	—

Total assets	$872,006,484	$666,321,349	$205,685,135	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2012 or January 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

16

Investment Portfolio - January 31, 2013

(unaudited)

TARGET INCOME SERIES	SHARES	VALUE

AFFILIATED MUTUAL FUNDS - 100.02%
Manning & Napier Pro-Blend® Conservative Term Series - Class I	5,279,634	$57,811,993

TOTAL INVESTMENTS - 100.02% (Identified Cost $52,793,848)		57,811,993
LIABILITIES, LESS OTHER ASSETS - (0.02%)		(8,760)

NET ASSETS - 100%		$57,803,233

Federal Tax Information:

On January 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$52,795,987
Unrealized appreciation	5,016,006
Unrealized depreciation	—

Net unrealized appreciation	$5,016,006

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$57,811,993	$57,811,993	$—	$—

Total assets	$57,811,993	$57,811,993	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2012 or January 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2013

(unaudited)

TARGET 2010 SERIES	SHARES	VALUE

AFFILIATED MUTUAL FUNDS - 100.02%
Manning & Napier Pro-Blend® Conservative Term Series - Class I	2,616,674	$28,652,575
Manning & Napier Pro-Blend® Moderate Term Series - Class I	1,797,624	19,486,246

TOTAL INVESTMENTS - 100.02% (Identified Cost $46,709,388)		48,138,821
LIABILITIES, LESS OTHER ASSETS - (0.02%)		(8,332)

NET ASSETS - 100%		$48,130,489

Federal Tax Information:

On January 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$46,712,373
Unrealized appreciation	1,426,448
Unrealized depreciation	—

Net unrealized appreciation	$1,426,448

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$48,138,821	$48,138,821	$—	$—

Total assets	$48,138,821	$48,138,821	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2012 or January 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2013

(unaudited)

TARGET 2015 SERIES	SHARES	VALUE

AFFILIATED MUTUAL FUNDS - 99.99%
Manning & Napier Pro-Blend® Extended Term Series - Class I	1,079	$11,492
Manning & Napier Pro-Blend® Moderate Term Series - Class I	9,434	102,259

TOTAL INVESTMENTS - 99.99% (Identified Cost $110,231)		113,751
OTHER ASSETS, LESS LIABILITIES - 0.01%		10

NET ASSETS - 100%		$113,761

Federal Tax Information:

On January 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$110,231
Unrealized appreciation	3,520
Unrealized depreciation	—

Net unrealized appreciation	$3,520

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$113,751	$113,751	$—	$—

Total assets	$113,751	$113,751	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2012 or January 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2013

(unaudited)

TARGET 2020 SERIES	SHARES	VALUE

AFFILIATED MUTUAL FUNDS - 99.95%
Manning & Napier Pro-Blend® Extended Term Series - Class I	6,944,625	$73,960,257
Manning & Napier Pro-Blend® Moderate Term Series - Class I	6,716,011	72,801,556

TOTAL INVESTMENTS - 99.95% (Identified Cost $141,059,859)		146,761,813
OTHER ASSETS, LESS LIABILITIES - 0.05%		76,393

NET ASSETS - 100%		$146,838,206

Federal Tax Information:

On January 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$141,187,891
Unrealized appreciation	5,573,922
Unrealized depreciation	—

Net unrealized appreciation	$5,573,922

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$146,761,813	$146,761,813	$—	$—

Total assets	$146,761,813	$146,761,813	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2012 or January 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2013

(unaudited)

TARGET 2025 SERIES	SHARES	VALUE

AFFILIATED MUTUAL FUNDS - 99.92%
Manning & Napier Pro-Blend® Extended Term Series - Class I	44,595	$474,941
Manning & Napier Pro-Blend® Maximum Term Series - Class I	4,536	53,163

TOTAL INVESTMENTS - 99.92% (Identified Cost $520,440)		528,104
OTHER ASSETS, LESS LIABILITIES - 0.08%		422

NET ASSETS - 100%		$528,526

Federal Tax Information:

On January 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$520,440
Unrealized appreciation	7,664
Unrealized depreciation	—

Net unrealized appreciation	$7,664

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$528,104	$528,104	$—	$—

Total assets	$528,104	$528,104	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2012 or January 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2013

(unaudited)

TARGET 2030 SERIES	SHARES	VALUE

AFFILIATED MUTUAL FUNDS - 100.01%
Manning & Napier Pro-Blend® Extended Term Series - Class I	8,683,628	$92,480,634
Manning & Napier Pro-Blend® Maximum Term Series - Class I	4,346,173	50,937,147

TOTAL INVESTMENTS - 100.01% (Identified Cost $132,923,634)		143,417,781
LIABILITIES, LESS OTHER ASSETS - (0.01%)		(21,277)

NET ASSETS - 100%		$143,396,504

Federal Tax Information:

On January 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$133,336,456
Unrealized appreciation	10,081,325
Unrealized depreciation	—

Net unrealized appreciation	$10,081,325

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$143,417,781	$143,417,781	$—	$—

Total assets	$143,417,781	$143,417,781	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2012 or January 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2013

(unaudited)

TARGET 2035 SERIES	SHARES	VALUE

AFFILIATED MUTUAL FUNDS - 99.97%
Manning & Napier Pro-Blend® Extended Term Series - Class I	12,578	$133,951
Manning & Napier Pro-Blend® Maximum Term Series - Class I	17,286	202,590

TOTAL INVESTMENTS - 99.97% (Identified Cost $329,930)		336,541
OTHER ASSETS, LESS LIABILITIES - 0.03%		104

NET ASSETS - 100%		$336,645

Federal Tax Information:

On January 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$329,930
Unrealized appreciation	6,611
Unrealized depreciation	—

Net unrealized appreciation	$6,611

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$336,541	$336,541	$—	$—

Total assets	$336,541	$336,541	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2012 or January 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2013

(unaudited)

TARGET 2040 SERIES	SHARES	VALUE

AFFILIATED MUTUAL FUNDS - 100.02%
Manning & Napier Pro-Blend® Extended Term Series - Class I	1,295,314	$13,795,096
Manning & Napier Pro-Blend® Maximum Term Series - Class I	6,840,375	80,169,200

TOTAL INVESTMENTS - 100.02% (Identified Cost $83,554,078)		93,964,296
LIABILITIES, LESS OTHER ASSETS - (0.02%)		(17,459)

NET ASSETS - 100%		$93,946,837

Federal Tax Information:

On January 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$83,554,078
Unrealized appreciation	10,410,218
Unrealized depreciation	—

Net unrealized appreciation	$10,410,218

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$93,964,296	$93,964,296	$—	$—

Total assets	$93,964,296	$93,964,296	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2012 or January 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2013

(unaudited)

TARGET 2045 SERIES	SHARES	VALUE

AFFILIATED MUTUAL FUNDS - 88.07%
Manning & Napier Pro-Blend® Maximum Term Series - Class I	2,206	$25,859

TOTAL INVESTMENTS - 88.07% (Identified Cost $24,750)		25,859
OTHER ASSETS, LESS LIABILITIES - 11.93%		3,502

NET ASSETS - 100%		$29,361

Federal Tax Information:

On January 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$24,750
Unrealized appreciation	1,109
Unrealized depreciation	—

Net unrealized appreciation	$1,109

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$25,859	$25,859	$—	$—

Total assets	$25,859	$25,859	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2012 or January 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2013

(unaudited)

TARGET 2050 SERIES	SHARES	VALUE

AFFILIATED MUTUAL FUNDS - 100.02%
Manning & Napier Pro-Blend® Maximum Term Series - Class I	3,287,741	$38,532,321

TOTAL INVESTMENTS - 100.02% (Identified Cost $33,202,694)		38,532,321
LIABILITIES, LESS OTHER ASSETS - (0.02%)		(6,934)

NET ASSETS - 100%		$38,525,387

Federal Tax Information:

On January 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$33,202,999
Unrealized appreciation	5,329,322
Unrealized depreciation	—

Net unrealized appreciation	$5,329,322

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$38,532,321	$38,532,321	$—	$—

Total assets	$38,532,321	$38,532,321	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2012 or January 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

Investment Portfolio - January 31, 2013

(unaudited)

TARGET 2055 SERIES	SHARES	VALUE

AFFILIATED MUTUAL FUNDS - 99.45%
Manning & Napier Pro-Blend® Maximum Term Series - Class I	231	$2,704

TOTAL INVESTMENTS - 99.45% (Identified Cost $2,587)		2,704
OTHER ASSETS, LESS LIABILITIES - 0.55%		15

NET ASSETS - 100%		$2,719

Federal Tax Information:

On January 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$2,587
Unrealized appreciation	117
Unrealized depreciation	—

Net unrealized appreciation	$117

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$2,704	$2,704	$—	$—

Total assets	$2,704	$2,704	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2012 or January 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended January 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

1

ITEM 2:  CONTROLS  AND  PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the Funds’ last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 3:  EXHIBITS

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz

B. Reuben Auspitz

President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz

B. Reuben Auspitz

President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: March 28, 2013

/s/ Christine Glavin

Christine Glavin

Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

Date: March 28, 2013